Schedule of Investments (unaudited)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.3%
3R Petroleum Oleo E Gas SA	2,111,583	$11,340,273
AES Brasil Energia SA	3,901,302	8,321,351
Allos SA, NVS	4,209,879	16,812,577
Alupar Investimento SA	1,697,114	9,398,782
Ambev SA	40,804,873	89,833,044
Arezzo Industria e Comercio SA	813,272	7,651,191
Armac Locacao Logistica E Servicos SA	562,491	1,121,576
Atacadao SA	4,888,740	9,235,807
Auren Energia SA	3,604,617	8,196,524
B3 SA - Brasil Bolsa Balcao	49,672,314	101,219,555
Banco Bradesco SA	14,153,105	30,861,957
Banco BTG Pactual SA	10,879,318	65,451,190
Banco do Brasil SA	15,025,703	77,605,185
BB Seguridade Participacoes SA	6,126,992	37,689,128
BRF SA(a)	5,585,299	19,763,251
C&A Modas SA(a)	1,030,467	1,885,922
Caixa Seguridade Participacoes S/A	3,664,133	10,376,442
Camil Alimentos SA	1,713,660	3,123,222
CCR SA	9,687,480	22,212,813
Centrais Eletricas Brasileiras SA	10,653,242	70,583,384
Cia de Saneamento de Minas Gerais
Copasa MG	2,582,057	9,908,482
Cia. Brasileira de Aluminio(a)	2,521,056	3,418,446
Cia. de Saneamento Basico do Estado de Sao
Paulo SABESP	3,035,793	42,701,950
Cia. de Saneamento do Parana	1,685,968	8,768,742
Cia. Siderurgica Nacional SA	6,000,250	14,946,632
Cielo SA	10,360,644	11,049,459
Cogna Educacao SA(a)	17,839,834	6,319,315
Cosan SA	11,029,552	28,608,905
CPFL Energia SA	1,485,297	9,645,704
Cury Construtora e Incorporadora SA	1,231,020	4,320,726
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	2,716,792	9,887,428
Dexco SA	4,631,646	6,350,883
Direcional Engenharia SA	1,323,276	6,222,111
EcoRodovias Infraestrutura e Logistica SA	3,239,247	4,250,397
Embraer SA(a)	6,525,648	45,025,467
Enauta Participacoes SA	1,581,399	6,667,842
Energisa SA	1,697,328	14,775,536
Eneva SA(a)	6,350,385	15,032,715
Engie Brasil Energia SA	1,436,963	11,860,439
Equatorial Energia SA	9,335,821	51,969,386
Equatorial Energia SA, NVS(a)	142,408	792,738
Ez Tec Empreendimentos e Participacoes SA	1,441,135	3,548,701
Fleury SA	3,433,387	9,186,823
GPS Participacoes e Empreendimentos SA(b)	2,932,154	10,352,918
Grendene SA	4,626,834	5,445,511
Grupo De Moda Soma SA	5,838,770	6,560,541
Grupo Mateus SA	5,770,204	8,549,427
Grupo SBF SA	1,284,683	2,845,391
Hapvida Participacoes e Investimentos SA(a)(b)	45,006,882	34,199,368
Hidrovias do Brasil SA(a)	6,139,505	4,688,609
Hypera SA	3,184,739	16,466,827
Iguatemi SA	2,229,741	8,598,955
Intelbras SA Industria de Telecomunicacao
Eletronica Brasileira	1,085,250	4,823,884
Irani Papel e Embalagem SA	393,892	636,120
IRB-Brasil Resseguros SA(a)	655,465	3,939,606
JBS SA	6,756,702	37,110,455
Security	Shares	Value

Brazil (continued)
JHSF Participacoes SA	4,260,147	$3,245,270
Klabin SA	7,439,460	28,789,318
Localiza Rent a Car SA	8,280,587	67,384,540
LOG Commercial Properties e
Participacoes SA	749,606	3,094,985
Lojas Renner SA	8,705,284	21,751,191
LWSA SA(b)	4,036,763	3,328,798
M. Dias Branco SA	879,799	5,252,756
Magazine Luiza SA(a)	3,339,901	7,880,814
Marfrig Global Foods SA(a)	4,398,912	9,449,757
Minerva SA	3,555,592	4,198,265
Movida Participacoes SA(a)	2,339,050	2,886,561
MRV Engenharia e Participacoes SA(a)	3,681,175	4,851,308
Multiplan Empreendimentos Imobiliarios SA	2,199,250	9,507,508
Natura & Co. Holding SA	8,212,063	23,224,425
Odontoprev SA	3,425,202	7,279,753
Oncoclinicas do Brasil Servicos Medicos SA(a)	2,279,522	3,885,376
Pet Center Comercio e Participacoes SA	3,857,261	2,754,714
Petroleo Brasileiro SA	33,992,079	263,474,379
Petroreconcavo SA	1,487,097	5,873,734
PRIO SA	7,230,754	57,299,068
Raia Drogasil SA	11,521,772	55,009,774
Rede D’Or Sao Luiz SA(b)	5,238,851	27,396,989
Rumo SA	11,731,183	44,034,664
Santos Brasil Participacoes SA	5,095,718	11,169,840
Sao Martinho SA	1,506,163	7,784,811
Sendas Distribuidora SA(a)	12,048,903	27,948,664
Serena Energia SA, NVS(a)	3,475,942	5,752,525
Simpar SA	4,393,460	5,045,338
SLC Agricola SA	2,367,506	8,034,614
Smartfit Escola de Ginastica e Danca SA	2,501,904	10,720,608
Suzano SA	7,021,106	65,117,954
Telefonica Brasil SA	3,635,882	29,982,230
TIM SA/Brazil	7,553,134	22,813,747
TOTVS SA	4,874,491	26,661,216
Transmissora Alianca de Energia Eletrica SA	1,324,805	8,648,863
Ultrapar Participacoes SA	6,672,503	29,442,933
Vale SA	30,371,454	365,551,790
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA	4,594,364	7,095,982
Vibra Energia SA	9,570,641	39,260,242
Vivara Participacoes SA	1,458,344	6,054,562
WEG SA	15,012,618	107,357,559
Wilson Sons SA, NVS	851,104	2,496,144
YDUQS Participacoes SA	2,463,015	5,680,381
		2,526,633,563
Chile — 0.4%
Aguas Andinas SA, Class A	32,445,518	9,613,382
Banco de Chile	409,209,935	48,587,578
Banco de Credito e Inversiones SA	639,146	18,136,789
Banco Itau Chile SA, NVS	802,252	9,079,856
Banco Santander Chile	597,981,881	28,302,865
CAP SA(a)	768,281	5,172,031
Cencosud SA	12,777,553	23,994,536
Cia. Cervecerias Unidas SA	1,189,780	7,402,995
Cia. Sud Americana de Vapores SA	142,654,159	9,241,340
Colbun SA	76,284,120	9,971,672
Empresa Nacional de Telecomunicaciones SA	1,753,855	5,645,517
Empresas CMPC SA	10,239,494	21,427,971
Empresas Copec SA	3,402,440	28,240,315
Enel Americas SA	198,888,675	19,671,999
Enel Chile SA	242,413,405	13,892,408

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Engie Energia Chile SA(a)	6,786,095	$6,283,353
Falabella SA(a)	7,103,500	21,519,192
Inversiones Aguas Metropolitanas SA	5,617,449	4,522,058
Latam Airlines Group SA	1,620,823,156	21,804,954
Parque Arauco SA	6,243,117	10,156,176
SMU SA	31,811,600	6,248,243
Vina Concha y Toro SA	5,690,528	7,159,573
		336,074,803
China — 24.1%
360 Security Technology Inc., Class A(a)	4,006,588	4,554,921
361 Degrees International Ltd.	9,851,000	5,637,692
37 Interactive Entertainment Network
Technology Group Co. Ltd., Class A	1,433,837	2,866,780
3SBio Inc.(b)	14,806,500	11,562,147
AAC Technologies Holdings Inc.	6,321,000	19,521,370
Accelink Technologies Co. Ltd., Class A	400,700	1,814,600
ACM Research Shanghai Inc.	99,800	1,042,849
Advanced Micro-Fabrication
Equipment Inc./China, Class A	388,217	6,951,960
AECC Aviation Power Co. Ltd., Class A	1,370,877	7,041,805
Agricultural Bank of China Ltd., Class A	41,831,235	25,269,039
Agricultural Bank of China Ltd., Class H	252,156,000	105,711,512
Aier Eye Hospital Group Co. Ltd., Class A	3,682,046	6,135,486
AIM Vaccine Co. Ltd., NVS(a)(c)	802,600	677,352
AIMA Technology Group Co. Ltd.	565,300	2,695,000
Air China Ltd., Class A(a)	6,199,800	6,370,769
AK Medical Holdings Ltd.(b)(c)	5,800,000	3,728,184
Akeso Inc.(a)(b)(c)	5,112,000	28,864,092
Alibaba Group Holding Ltd.	140,332,704	1,370,283,644
Alibaba Health Information Technology Ltd.(a)(c)	50,602,000	21,328,907
Alibaba Pictures Group Ltd.(a)	121,850,000	7,036,493
A-Living Smart City Services Co. Ltd.(b)	6,912,500	2,762,206
Alphamab Oncology(a)(b)(c)	5,219,000	1,706,432
Aluminum Corp. of China Ltd., Class A	6,064,900	6,834,164
Aluminum Corp. of China Ltd., Class H	37,188,000	27,817,983
Amlogic Shanghai Co. Ltd.	287,186	2,298,388
ANE Cayman Inc.(a)(c)	3,718,000	2,961,887
Angelalign Technology Inc.(b)(c)	410,000	3,218,792
Anhui Conch Cement Co. Ltd., Class A	1,735,029	5,735,563
Anhui Conch Cement Co. Ltd., Class H	11,056,500	27,371,866
Anhui Gujing Distillery Co. Ltd., Class A	250,255	8,618,807
Anhui Gujing Distillery Co. Ltd., Class B	981,600	15,250,564
Anhui Jianghuai Automobile Group Corp. Ltd.(a)	1,142,500	2,528,734
Anhui Kouzi Distillery Co. Ltd., Class A	406,548	2,350,497
Anhui Yingjia Distillery Co. Ltd., Class A	493,700	4,718,126
Anjoy Foods Group Co. Ltd., Class A	233,000	2,913,675
Anker Innovations Technology Co. Ltd.	320,808	3,098,362
ANTA Sports Products Ltd.	11,419,800	122,336,827
Ascentage Pharma Group International(a)(b)(c)	2,455,400	5,608,091
Asia Cement China Holdings Corp.	5,201,500	2,187,967
Asymchem Laboratories Tianjin Co. Ltd.,
Class A	218,540	2,303,802
Autobio Diagnostics Co. Ltd., Class A	400,600	2,830,858
Autohome Inc., ADR	598,275	16,991,010
Avary Holding Shenzhen Co. Ltd., Class A	985,900	4,067,013
AVIC Industry-Finance Holdings Co. Ltd.,
Class A	6,014,291	2,385,107
AviChina Industry & Technology Co. Ltd.,
Class H	23,967,000	10,875,003
BAIC BluePark New Energy Technology
Co. Ltd.(a)	2,992,300	3,043,665
Baidu Inc.(a)	20,363,562	246,765,571
Security	Shares	Value

China (continued)
Bairong Inc. (a)(b)	2,449,000	$2,847,868
Bank of Beijing Co. Ltd., Class A	10,531,106	8,434,910
Bank of Chengdu Co. Ltd., Class A	2,548,508	5,540,071
Bank of China Ltd., Class A	18,034,400	11,022,159
Bank of China Ltd., Class H	711,712,000	337,381,830
Bank of Communications Co. Ltd., Class A	19,723,880	19,134,004
Bank of Communications Co. Ltd., Class H	78,691,000	59,392,899
Bank of Hangzhou Co. Ltd., Class A	3,730,897	6,973,268
Bank of Jiangsu Co. Ltd., Class A	7,542,908	8,582,598
Bank of Nanjing Co. Ltd., Class A	6,359,381	9,070,552
Bank of Ningbo Co. Ltd., Class A	3,560,493	12,123,975
Bank of Shanghai Co. Ltd., Class A	10,529,665	11,314,655
Baoshan Iron & Steel Co. Ltd., Class A	11,172,330	10,610,383
BeiGene Ltd.(a)	6,238,164	71,300,291
Beijing Capital International Airport Co. Ltd.,
Class H(a)	18,128,000	6,158,599
Beijing Enlight Media Co. Ltd., Class A	2,135,394	2,670,136
Beijing Enterprises Holdings Ltd.	4,070,500	14,348,526
Beijing Enterprises Water Group Ltd.(c)	38,832,000	12,403,856
Beijing Kingsoft Office Software Inc., Class A	254,651	9,089,662
Beijing New Building Materials PLC, Class A	1,220,819	5,424,832
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A	492,700	999,552
Beijing Roborock Technology Co. Ltd., Class A	112,600	6,457,933
Beijing Tiantan Biological Products Corp. Ltd.,
Class A	781,500	3,052,585
Beijing Tong Ren Tang Chinese Medicine
Co. Ltd.(c)	3,713,000	4,551,347
Beijing Tongrentang Co. Ltd., Class A	893,600	5,481,640
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., Class A	515,858	4,836,990
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A	25,722,001	17,933,619
Bethel Automotive Safety Systems Co. Ltd.	517,020	2,553,140
Bilibili Inc.(a)(c)	2,085,857	30,157,835
Bloomage Biotechnology Corp. Ltd.	273,586	2,207,658
BOC Aviation Ltd.(b)	1,851,000	13,750,031
BOC International China Co. Ltd., Class A	713,300	961,983
BOE Technology Group Co. Ltd., Class A	15,521,900	8,721,934
BOE Varitronix Ltd.(c)	4,118,000	2,816,688
Bosideng International Holdings Ltd.	33,878,000	19,602,524
Brilliance China Automotive Holdings Ltd.	27,426,000	21,646,897
BYD Co. Ltd., Class A	921,986	29,010,732
BYD Co. Ltd., Class H	9,471,000	265,749,256
BYD Electronic International Co. Ltd.	7,174,500	31,165,706
By-health Co. Ltd., Class A	1,474,600	3,066,998
C&D International Investment Group Ltd.	6,534,000	13,215,601
Caitong Securities Co. Ltd., Class A	5,200,150	5,173,199
Cambricon Technologies Corp. Ltd.(a)	251,358	6,021,185
Canaan Inc., ADR(a)(c)	473,429	478,163
Canggang Railway Ltd., NVS(c)	10,944,000	1,591,582
CanSino Biologics Inc., Class H(a)(b)(c)	840,400	2,191,214
Canvest Environmental Protection Group
Co. Ltd.(c)	11,014,000	5,520,802
Cathay Biotech Inc.	282,400	1,892,137
CGN Mining Co. Ltd.(a)	26,575,000	10,120,095
CGN New Energy Holdings Co. Ltd.	16,052,000	5,283,465
CGN Power Co. Ltd., Class H(b)	100,745,000	38,605,532
Changchun High-Tech Industry Group Co. Ltd.,
Class A	239,542	3,457,390
Changjiang Securities Co. Ltd., Class A	5,977,228	4,547,262

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd., Class A	222,669	$3,766,269
Chaozhou Three-Circle Group Co. Ltd.,
Class A	1,516,453	6,081,102
Chervon Holdings Ltd.	714,000	2,191,192
China Aircraft Leasing Group Holdings Ltd.	4,316,500	1,683,459
China Animal Healthcare Ltd.(d)	1,237,000	2
China Aoyuan Group Ltd.(a)	10,526,000	231,506
China Baoan Group Co. Ltd., Class A	2,702,000	3,681,751
China BlueChemical Ltd., Class H	17,556,000	5,596,463
China CITIC Bank Corp. Ltd., Class H	78,669,000	48,114,849
China Coal Energy Co. Ltd., Class H	18,848,000	23,774,259
China Communications Services Corp. Ltd.,
Class H	22,254,000	10,705,180
China Conch Venture Holdings Ltd.(c)	12,369,000	9,642,204
China Construction Bank Corp., Class A	4,121,022	3,992,704
China Construction Bank Corp., Class H	867,075,000	615,383,985
China CSSC Holdings Ltd., Class A	2,437,001	12,466,985
China Datang Corp. Renewable Power Co. Ltd.,
Class H	23,732,000	5,741,970
China East Education Holdings Ltd.(b)(c)	5,978,500	1,763,859
China Eastern Airlines Corp. Ltd., Class A(a)	11,645,975	6,331,686
China Education Group Holdings Ltd.	10,221,000	6,652,586
China Energy Engineering Corp. Ltd.	41,118,444	12,394,758
China Everbright Bank Co. Ltd., Class A	22,758,082	10,144,227
China Everbright Bank Co. Ltd., Class H	25,385,000	8,163,846
China Everbright Environment Group Ltd.	32,537,148	15,190,447
China Everbright Ltd.	9,742,000	5,367,014
China Feihe Ltd.(b)	30,879,000	15,325,159
China Fiber Optic Network System
Group Ltd.(d)	10,394,800	13
China Foods Ltd.	11,650,000	4,400,990
China Galaxy Securities Co. Ltd., Class A	2,050,700	3,252,322
China Galaxy Securities Co. Ltd., Class H	37,297,500	20,139,930
China Gas Holdings Ltd.	25,093,200	23,755,717
China Great Wall Securities Co. Ltd., Class A	795,600	793,919
China Greatwall Technology Group Co. Ltd.,
Class A	2,210,300	2,828,984
China Hongqiao Group Ltd.	25,635,000	42,442,125
China Huiyuan Juice Group Ltd.(d)	10,877,000	14
China International Capital Corp. Ltd., Class A	1,907,000	8,289,629
China International Capital Corp. Ltd.,
Class H(b)	12,558,400	14,991,645
China Jinmao Holdings Group Ltd.	53,576,000	4,748,276
China Jushi Co. Ltd., Class A	2,927,762	4,613,334
China Lesso Group Holdings Ltd.(c)	11,134,000	5,131,980
China Life Insurance Co. Ltd., Class A	1,425,621	6,150,831
China Life Insurance Co. Ltd., Class H	66,170,000	94,299,044
China Lilang Ltd.(c)	6,020,000	3,508,733
China Literature Ltd.(a)(b)	3,649,000	12,321,370
China Longyuan Power Group Corp. Ltd.,
Class H	28,161,000	25,731,838
China Medical System Holdings Ltd.(c)	11,993,000	10,154,363
China Meidong Auto Holdings Ltd.	6,170,000	1,985,734
China Mengniu Dairy Co. Ltd.	27,731,000	51,136,870
China Merchants Bank Co. Ltd., Class A	10,950,882	51,639,059
China Merchants Bank Co. Ltd., Class H	35,043,964	157,020,014
China Merchants Energy Shipping Co. Ltd.,
Class A	5,375,200	6,566,447
China Merchants Port Holdings Co. Ltd.	12,724,270	18,123,190
China Merchants Securities Co. Ltd., Class A	3,521,981	6,884,539
Security	Shares	Value

China (continued)
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A	4,522,266	$5,999,792
China Metal Recycling Holdings Ltd.(d)	62,400	—
China Minsheng Banking Corp. Ltd., Class A	20,239,517	10,892,905
China Minsheng Banking Corp. Ltd., Class H	55,978,720	21,205,143
China Modern Dairy Holdings Ltd.(c)	34,021,000	3,313,589
China National Building Material Co. Ltd.,
Class H	34,238,850	13,747,911
China National Chemical Engineering Co. Ltd.,
Class A	4,295,122	4,845,921
China National Nuclear Power Co. Ltd.,
Class A	9,378,409	12,364,842
China National Software & Service Co. Ltd.,
Class A(a)	515,780	2,182,759
China New Higher Education Group Ltd.(b)	10,035,000	2,937,794
China Nonferrous Mining Corp Ltd.	18,091,000	17,381,936
China Northern Rare Earth Group High-Tech
Co. Ltd., Class A	2,479,700	6,461,740
China Oilfield Services Ltd., Class H	15,722,000	16,802,993
China Oriental Group Co. Ltd.	15,524,000	2,171,569
China Overseas Grand Oceans Group Ltd.(c)	17,473,500	4,721,382
China Overseas Land & Investment Ltd.	34,146,500	64,709,534
China Overseas Property Holdings Ltd.(c)	12,900,000	8,756,364
China Pacific Insurance Group Co. Ltd.,
Class A	3,468,142	13,738,597
China Pacific Insurance Group Co. Ltd.,
Class H	23,874,000	62,591,685
China Petroleum & Chemical Corp., Class A	16,352,100	14,521,405
China Petroleum & Chemical Corp., Class H	219,148,200	139,607,974
China Power International Development Ltd.	45,341,000	21,344,616
China Railway Group Ltd., Class A	11,678,866	10,586,977
China Railway Group Ltd., Class H	36,640,000	19,742,365
China Rare Earth Resources & Technology Co.
Ltd., Class A	799,300	3,015,673
China Renaissance Holdings Ltd.(a)(b)(c)(d)	2,502,500	1,483,446
China Renewable Energy Investment Ltd.(d)	8,046	—
China Resources Beer Holdings Co. Ltd.	14,522,000	58,442,402
China Resources Building Materials Technology
Holdings Ltd.	22,082,000	3,966,374
China Resources Gas Group Ltd.	8,507,500	29,601,084
China Resources Land Ltd.	28,862,277	105,325,861
China Resources Medical Holdings Co. Ltd.	11,018,500	5,396,344
China Resources Microelectronics Ltd.	879,012	4,613,533
China Resources Mixc Lifestyle Services Ltd.(b)	6,267,800	21,912,983
China Resources Pharmaceutical Group Ltd.(b)	14,593,500	10,824,229
China Resources Power Holdings Co. Ltd.	17,514,000	49,653,399
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A	619,827	5,187,162
China Risun Group Ltd.(c)	13,729,000	5,255,573
China Ruyi Holdings Ltd.(a)(c)	52,979,200	14,527,305
China Shenhua Energy Co. Ltd., Class A	3,319,129	19,334,245
China Shenhua Energy Co. Ltd., Class H	30,629,000	148,803,761
China Shineway Pharmaceutical Group Ltd.(c)	4,636,000	4,960,211
China Southern Airlines Co. Ltd., Class A(a)	6,636,584	5,369,375
China State Construction Engineering Corp.
Ltd., Class A	21,231,919	16,456,402
China State Construction International
Holdings Ltd.	19,186,000	25,402,363
China Taiping Insurance Holdings Co. Ltd.	12,953,508	14,051,212
China Three Gorges Renewables Group Co.
Ltd., Class A	13,605,570	8,748,723
China Tobacco International HK Co. Ltd.(c)	4,359,000	7,635,359

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Tourism Group Duty Free Corp. Ltd.(b)(c)	862,200	$6,898,223
China Tourism Group Duty Free Corp. Ltd.,
Class A	1,023,979	10,028,451
China Tower Corp. Ltd., Class H(b)	400,822,000	47,329,583
China Traditional Chinese Medicine Holdings
Co. Ltd.	25,784,000	13,913,416
China Travel International Investment Hong
Kong Ltd.(c)	34,862,000	5,409,320
China United Network Communications Ltd.,
Class A	17,467,525	10,994,738
China Vanke Co. Ltd., Class A	4,999,768	5,672,959
China Vanke Co. Ltd., Class H(c)	19,191,787	13,241,950
China Water Affairs Group Ltd.	9,078,000	6,559,076
China XLX Fertiliser Ltd.	5,154,000	2,633,931
China Yangtze Power Co. Ltd., Class A	12,868,525	47,135,054
China Zhenhua Group Science & Technology
Co. Ltd., Class A	336,600	2,093,322
China Zheshang Bank Co. Ltd., Class A	18,500,796	7,593,967
China Zhongwang Holdings Ltd., NVS(d)	2,334,641	149,266
Chinasoft International Ltd.	23,214,000	11,944,049
Chongqing Brewery Co. Ltd., Class A	319,900	3,030,497
Chongqing Changan Automobile Co. Ltd.,
Class A	4,681,664	8,890,548
Chongqing Hongjiu Fruit Co. Ltd.(a)(c)(d)	4,263,600	901,198
Chongqing Zhifei Biological Products Co. Ltd.,
Class A	1,295,763	5,852,188
Chow Tai Fook Jewellery Group Ltd.	19,921,000	25,666,391
CIMC Enric Holdings Ltd.	8,180,000	8,274,168
CITIC Ltd.	52,033,000	52,768,817
CITIC Securities Co. Ltd., Class A	5,869,849	15,067,626
CITIC Securities Co. Ltd., Class H	15,309,400	23,841,172
Cloud Music Inc.(a)(b)	281,550	3,963,820
CMOC Group Ltd., Class A	9,597,233	11,031,057
CMOC Group Ltd., Class H	34,398,000	31,824,119
CNGR Advanced Material Co. Ltd.	602,700	2,936,490
CNPC Capital Co. Ltd., NVS	4,088,100	3,197,019
COFCO Joycome Foods Ltd.(a)(c)	28,892,000	7,071,668
Concord New Energy Group Ltd.	83,070,000	6,814,323
Contemporary Amperex Technology Co. Ltd.,
Class A	2,357,151	64,001,601
COSCO Shipping Energy Transportation Co.
Ltd., Class A	3,058,900	7,418,935
COSCO Shipping Energy Transportation Co.
Ltd., Class H	11,686,000	16,512,403
COSCO Shipping Holdings Co. Ltd., Class A	5,340,546	11,056,148
COSCO Shipping Holdings Co. Ltd., Class H	28,552,100	47,811,927
COSCO Shipping International Hong Kong
Co. Ltd.	12,230,000	6,192,508
COSCO Shipping Ports Ltd.	15,740,000	10,911,773
Country Garden Holdings Co. Ltd.(a)(c)(d)	111,941,733	6,595,207
Country Garden Services Holdings Co. Ltd.(c)	19,737,000	14,428,756
CRRC Corp. Ltd., Class A	11,309,000	10,857,664
CRRC Corp. Ltd., Class H	41,678,000	25,001,124
CSC Financial Co. Ltd., Class A	2,023,794	5,893,671
CSG Holding Co. Ltd.	3,734,481	1,265,456
CSPC Innovation Pharmaceutical Co. Ltd.	911,140	3,918,617
CSPC Pharmaceutical Group Ltd.	75,229,760	63,958,090
CSSC Science & Technology Co. Ltd.	840,100	1,785,497
Dada Nexus Ltd., ADR(a)(c)	763,798	1,267,905
Daqin Railway Co. Ltd., Class A	8,267,019	8,045,235
Daqo New Energy Corp., ADR(a)(c)	437,291	9,847,793
Security	Shares	Value

China (continued)
DaShenLin Pharmaceutical Group Co. Ltd.,
Class A	1,034,333	$2,858,164
Digital China Holdings Ltd.(c)	10,251,000	4,556,726
Dong-E-E-Jiao Co. Ltd., Class A	356,000	3,319,240
Dongfang Electric Corp. Ltd., Class A	1,767,524	4,472,991
Dongxing Securities Co. Ltd., Class A	4,033,067	4,650,079
Dongyue Group Ltd.	14,995,000	17,905,783
DPC Dash Ltd., NVS(a)	215,600	1,567,293
East Buy Holding Ltd.(a)(b)(c)	3,777,000	8,893,446
East Money Information Co. Ltd., Class A	8,479,688	14,476,817
Eastroc Beverage Group Co. Ltd.	259,100	7,630,360
Ecovacs Robotics Co. Ltd., Class A	420,300	2,891,115
Empyrean Technology Co. Ltd., NVS	164,000	1,791,482
ENN Energy Holdings Ltd.	7,153,100	66,080,462
ENN Natural Gas Co. Ltd., Class A	1,966,228	4,925,867
Eoptolink Technology Inc. Ltd.	409,200	4,874,892
Eve Energy Co. Ltd., Class A	1,151,977	6,220,794
Everbright Securities Co. Ltd., Class A	2,416,686	5,254,078
Everdisplay Optronics Shanghai Co. Ltd.(a)	4,958,400	1,412,805
Everest Medicines Ltd.(a)(b)(c)	2,122,000	6,000,733
Far East Horizon Ltd.(c)	11,518,000	9,249,276
Fenbi Ltd., NVS(a)	6,119,000	3,254,954
FinVolution Group, ADR	1,315,787	6,289,462
First Capital Securities Co. Ltd., Class A	6,359,900	4,728,661
First Tractor Co. Ltd., Class H	1,616,000	1,777,096
Flat Glass Group Co. Ltd., Class A	1,116,100	3,793,960
Flat Glass Group Co. Ltd., Class H	3,677,000	7,469,631
Focus Media Information Technology Co. Ltd.,
Class A	8,326,699	7,259,091
Foshan Haitian Flavouring & Food Co. Ltd.,
Class A	2,216,374	10,912,954
Fosun International Ltd.	22,708,000	12,756,040
Founder Securities Co. Ltd., Class A	4,878,400	5,544,387
Foxconn Industrial Internet Co. Ltd., Class A	7,028,925	22,106,022
Fu Shou Yuan International Group Ltd.	11,430,000	7,520,167
Fufeng Group Ltd.(c)	16,348,400	12,793,392
Fuyao Glass Industry Group Co. Ltd., Class A	1,028,100	6,543,702
Fuyao Glass Industry Group Co. Ltd.,
Class H(b)	5,533,600	31,314,679
GalaxyCore Inc., NVS	1,074,600	2,002,442
Ganfeng Lithium Group Co. Ltd., Class A	854,157	3,952,256
Ganfeng Lithium Group Co. Ltd., Class H(b)	3,570,600	9,907,074
Gaotu Techedu Inc., ADR(a)	354,774	2,022,212
GCL Technology Holdings Ltd.	189,277,000	35,505,750
GD Power Development Co. Ltd., Class A	13,011,800	9,617,592
GDS Holdings Ltd.(a)(c)	8,755,876	8,714,788
Geely Automobile Holdings Ltd.	54,678,000	66,555,230
Gemdale Properties & Investment Corp. Ltd.(c)	71,244,000	2,650,806
Genertec Universal Medical Group Co. Ltd.(b)	12,919,500	7,347,514
Genscript Biotech Corp.(a)(c)	10,808,000	13,895,779
GF Securities Co. Ltd., Class A	1,720,830	3,048,544
GF Securities Co. Ltd., Class H	11,137,400	10,104,287
Giant Biogene Holding Co. Ltd.(a)(b)	2,698,800	17,129,403
GigaDevice Semiconductor Inc., Class A	385,735	4,419,633
Ginlong Technologies Co. Ltd., Class A	240,550	1,907,180
GoerTek Inc., Class A	1,953,962	4,637,316
Goldwind Science & Technology Co Ltd.,
Class A	2,862,037	3,071,794
Gongniu Group Co. Ltd.	335,900	5,588,510
Gotion High-tech Co. Ltd., Class A(a)	1,358,200	3,799,942
Grand Pharmaceutical Group Ltd.(c)	16,143,500	10,206,445
Great Wall Motor Co. Ltd.	1,074,400	3,841,119

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Great Wall Motor Co. Ltd., Class H	21,801,000	$37,740,017
Gree Electric Appliances Inc. of Zhuhai,
Class A	1,682,700	9,413,503
Greentown China Holdings Ltd.	8,845,500	8,667,510
Greentown Management Holdings Co. Ltd.(b)	8,836,000	7,792,091
Greentown Service Group Co. Ltd.	13,368,000	6,518,459
GRG Banking Equipment Co. Ltd., Class A	1,630,600	2,418,682
Guangdong Haid Group Co. Ltd., Class A	1,065,920	7,423,693
Guangdong Investment Ltd.	26,860,000	15,223,816
Guanghui Energy Co. Ltd., Class A	4,446,180	4,907,624
Guangzhou Automobile Group Co. Ltd.,
Class A	2,200,699	2,548,378
Guangzhou Automobile Group Co. Ltd.,
Class H	25,569,200	10,652,235
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class A	1,087,388	4,699,132
Guangzhou Haige Communications Group Inc.
Co., Class A	597,500	891,471
Guangzhou Kingmed Diagnostics Group Co.
Ltd., Class A	345,100	1,598,000
Guangzhou Shiyuan Electronic Technology Co.
Ltd., Class A	420,583	1,896,153
Guangzhou Tinci Materials Technology Co. Ltd.,
Class A	1,230,396	3,307,615
Guangzhou Yuexiu Financial Holdings Group
Co. Ltd., Class A	1,145,100	873,513
Guolian Securities Co. Ltd., Class A(a)	2,733,700	4,105,632
Guosen Securities Co. Ltd., Class A	5,877,867	7,236,660
Guotai Junan Securities Co. Ltd., Class A	2,853,391	5,478,426
Guoyuan Securities Co. Ltd., Class A	3,627,471	3,206,407
Gushengtang Holdings Ltd.(c)	1,564,000	8,429,569
H World Group Ltd., ADR	1,873,559	69,752,602
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	32,005,000	3,028,451
Haidilao International Holding Ltd.(b)(c)	15,254,000	34,040,934
Haier Smart Home Co. Ltd., Class A	3,262,537	13,274,019
Haier Smart Home Co. Ltd., Class A	22,229,400	80,759,216
Hainan Airlines Holding Co. Ltd., Class A(a)	27,455,441	5,142,787
Hainan Airport Infrastructure Co. Ltd., NVS(a)	7,024,003	3,307,118
Hainan Meilan International Airport Co. Ltd.,
Class H(a)(c)	2,024,000	2,539,329
Haitian International Holdings Ltd.	5,956,000	18,268,134
Haitong Securities Co. Ltd., Class A	4,123,131	4,711,104
Haitong Securities Co. Ltd., Class H	22,780,000	11,222,325
Hang Zhou Great Star Industrial Co. Ltd.,
Class A	858,800	3,005,545
Hangzhou First Applied Material Co. Ltd.,
Class A	1,122,808	4,014,730
Hangzhou Oxygen Plant Group Co. Ltd.,
Class A	780,900	2,689,147
Hangzhou Robam Appliances Co. Ltd., Class A	810,309	2,681,003
Hangzhou Silan Microelectronics Co. Ltd.,
Class A(a)	903,900	2,338,797
Hangzhou Steam Turbine Power Group Co.
Ltd., Class B	6,736,634	6,495,819
Hangzhou Tigermed Consulting Co. Ltd.,
Class A	255,574	1,899,507
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,248,000	21,076,873
Harbin Electric Co. Ltd., Class H	8,374,000	2,942,100
Helens International Holdings Co. Ltd. (c)	5,119,500	1,840,394
Hello Group Inc., ADR	1,401,434	7,904,088
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd.	1,906,300	6,067,776
Security	Shares	Value

China (continued)
Henan Shuanghui Investment & Development
Co. Ltd., Class A	2,465,732	$8,593,817
Hengan International Group Co. Ltd.	5,660,000	19,758,059
Hengdian Group DMEGC Magnetics Co. Ltd.	1,385,255	2,645,950
Hengli Petrochemical Co. Ltd., Class A	3,872,630	7,645,545
Hengtong Optic-Electric Co. Ltd., Class A	1,327,400	2,734,563
Hengyi Petrochemical Co. Ltd., Class A(a)	3,310,561	3,266,812
Hisense Kelon Electrical Holdings Co. Ltd.,
Class H	2,882,000	13,082,579
Hisense Visual Technology Co. Ltd.	907,705	3,417,614
Hithink RoyalFlush Information Network Co.
Ltd., Class A	310,602	4,986,392
HLA Group Corp. Ltd., Class A	2,189,100	2,915,680
Hopson Development Holdings Ltd.(a)(c)	10,799,671	5,235,730
Hoshine Silicon Industry Co. Ltd., Class A	469,523	3,413,464
Hua Han Health Industry Holdings Ltd.(d)	19,424,288	25
Hua Hong Semiconductor Ltd.(a)(b)(c)	5,197,000	12,916,133
Huabao International Holdings Ltd.(c)	9,052,000	2,999,865
Huadian Power International Corp. Ltd.,
Class A	5,504,800	5,005,485
Huadong Medicine Co. Ltd., Class A	1,021,051	4,436,736
Huafon Chemical Co. Ltd., Class A	6,389,655	6,639,099
Huagong Tech Co. Ltd., Class A	526,900	2,174,342
Huaibei Mining Holdings Co. Ltd.	1,551,300	4,210,882
Hualan Biological Engineering Inc., Class A	1,439,420	3,599,736
Huaneng Power International Inc., Class A(a)	5,447,426	6,718,460
Huaneng Power International Inc., Class H(a)	37,538,000	24,898,138
Huatai Securities Co. Ltd., Class A	3,264,251	6,106,182
Huatai Securities Co. Ltd., Class H(b)	13,501,200	15,406,407
Huaxia Bank Co. Ltd., Class A	9,837,330	9,325,893
Huayu Automotive Systems Co. Ltd., Class A	2,365,860	5,231,799
Hubei Jumpcan Pharmaceutical Co. Ltd.,
Class A	491,600	2,577,929
Huizhou Desay Sv Automotive Co. Ltd.,
Class A	343,400	4,744,238
Humanwell Healthcare Group Co. Ltd., Class A	1,195,600	3,177,150
Hunan Valin Steel Co. Ltd., Class A	6,633,000	4,820,736
Hundsun Technologies Inc., Class A	1,127,549	3,119,693
HUTCHMED China Ltd.(a)	4,791,080	18,126,359
HUYA Inc., ADR	893,679	4,539,889
Hwatsing Technology Co. Ltd., NVS	132,600	3,210,097
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	3,322,600	13,939,885
Hygon Information Technology Co. Ltd., NVS	1,120,653	10,992,885
iDreamSky Technology Holdings Ltd.(a)(b)(c)	8,475,600	3,276,964
IEIT Systems Co. Ltd., Class A	871,372	4,359,128
Iflytek Co. Ltd., Class A	1,278,596	7,447,575
Imeik Technology Development Co. Ltd.,
Class A	188,692	5,225,658
Industrial & Commercial Bank of China Ltd.,
Class A	31,943,480	23,867,736
Industrial & Commercial Bank of China Ltd.,
Class H	584,283,000	331,018,240
Industrial Bank Co. Ltd., Class A	10,539,890	25,950,463
Industrial Securities Co. Ltd., Class A	6,275,451	4,635,046
INESA Intelligent Tech Inc., Class B	2,977,852	1,547,721
Ingenic Semiconductor Co. Ltd., Class A	301,303	2,405,545
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A(a)	40,078,700	8,503,681
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd., Class A	11,837,400	7,118,815
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A	3,077,362	12,003,159

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Inner Mongolia Yitai Coal Co. Ltd., Class B	9,681,095	$17,802,382
InnoCare Pharma Ltd.(a)(b)	5,847,000	3,237,439
Innovent Biologics Inc.(a)(b)	10,877,500	49,230,219
iQIYI Inc., ADR(a)(c)	4,024,816	18,634,898
Isoftstone Information Technology Group Co.
Ltd., NVS(a)	503,400	2,765,601
JA Solar Technology Co. Ltd., Class A	1,832,880	3,809,632
Jason Furniture Hangzhou Co. Ltd., Class A	754,657	3,719,513
JCET Group Co. Ltd., Class A	1,148,600	4,114,347
JD Health International Inc.(a)(b)(c)	10,143,750	34,115,997
JD Logistics Inc.(a)(b)	17,785,700	19,450,022
JD.com Inc.	20,928,004	310,226,909
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,967,900	4,884,217
Jiangsu Expressway Co. Ltd., Class H	10,732,000	11,171,872
Jiangsu Hengli Hydraulic Co. Ltd., Class A	888,596	6,063,799
Jiangsu Hengrui Pharmaceuticals Co. Ltd.,
Class A	3,283,055	19,132,974
Jiangsu King’s Luck Brewery JSC Ltd., Class A	865,256	6,317,471
Jiangsu Pacific Quartz Co. Ltd., NVS	369,423	1,976,046
Jiangsu Phoenix Publishing & Media Corp. Ltd.	1,100,900	1,627,671
Jiangsu Yanghe Distillery Co. Ltd., Class A	619,251	7,947,711
Jiangsu Yangnong Chemical Co. Ltd., Class A	373,260	3,082,507
Jiangsu Yoke Technology Co. Ltd., Class A	310,500	2,542,810
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd., Class A	793,600	4,249,701
Jiangsu Zhongtian Technology Co. Ltd.,
Class A	1,788,000	3,705,645
Jiangxi Copper Co. Ltd., Class H	12,438,000	26,906,761
Jinchuan Group International Resources
Co. Ltd.	36,943,000	4,116,104
Jinduicheng Molybdenum Co. Ltd., Class A	1,151,300	1,847,450
Jinke Smart Services Group Co. Ltd.(a)	1,416,000	1,611,553
Jinko Solar Co. Ltd.	3,892,018	4,374,754
JinkoSolar Holding Co. Ltd., ADR	347,933	10,347,527
Jinxin Fertility Group Ltd.(a)(b)(c)	18,065,500	7,279,082
Jiumaojiu International Holdings Ltd.(b)	10,151,000	6,250,222
Jizhong Energy Resources Co. Ltd.	3,732,800	4,177,675
JNBY Design Ltd.	2,882,000	5,408,656
Jonjee Hi-Tech Industrial & Commercial Holding
Co. Ltd., Class A	742,342	2,702,723
JOYY Inc., ADR	336,661	10,052,697
Kangji Medical Holdings Ltd.(c)	4,997,000	3,860,404
Kanzhun Ltd., ADR	2,338,011	49,682,734
KE Holdings Inc., ADR	5,920,439	100,469,850
Keymed Biosciences Inc.(a)(b)(c)	1,688,500	6,994,965
Kingboard Holdings Ltd.(c)	6,200,700	15,085,399
Kingboard Laminates Holdings Ltd.	9,216,000	9,974,383
Kingdee International Software Group
Co. Ltd.(a)	26,076,000	26,849,544
Kingnet Network Co. Ltd.	1,169,900	1,750,344
Kingsoft Cloud Holdings Ltd.(a)(c)	17,941,760	3,491,733
Kingsoft Corp. Ltd.	8,575,600	27,530,408
Kuaishou Technology(a)(b)	21,022,300	150,111,281
Kuang-Chi Technologies Co. Ltd., Class A(a)	1,558,050	3,918,858
Kunlun Energy Co. Ltd.	36,060,000	37,608,596
Kunlun Tech Co. Ltd., Class A(a)	755,200	3,627,447
Kweichow Moutai Co. Ltd., Class A	674,320	152,970,435
LB Group Co. Ltd., Class A	2,083,807	6,003,331
Lee & Man Paper Manufacturing Ltd.(c)	14,794,000	4,561,476
Legend Biotech Corp., ADR(a)(c)	665,584	26,630,016
Lenovo Group Ltd.	72,104,000	103,866,409
Lens Technology Co. Ltd., Class A	3,376,715	7,114,426
Security	Shares	Value

China (continued)
Lepu Biopharma Co. Ltd.(a)(b)	2,944,000	$1,942,489
Lepu Medical Technology Beijing Co. Ltd.,
Class A	1,313,582	2,977,976
Li Auto Inc.(a)	11,060,504	111,936,139
Li Ning Co. Ltd.	20,804,500	54,631,520
Lifetech Scientific Corp. (a)(c)	36,178,000	7,829,666
Lingyi iTech Guangdong Co., Class A	6,240,733	4,241,284
LK Technology Holdings Ltd.(c)	5,657,500	2,646,351
Longfor Group Holdings Ltd.(b)	17,445,500	27,680,510
LONGi Green Energy Technology Co. Ltd.,
Class A	3,674,449	9,410,255
Lonking Holdings Ltd.	23,752,000	4,402,284
Lufax Holding Ltd., ADR	1,847,142	8,275,196
Luxshare Precision Industry Co. Ltd., Class A	3,786,289	16,584,758
Luye Pharma Group Ltd. (a)(b)(c)	19,949,000	6,851,335
Luzhou Laojiao Co. Ltd., Class A	784,308	18,818,354
Mango Excellent Media Co. Ltd., Class A	1,161,632	3,698,788
Maoyan Entertainment(a)(b)	5,422,000	6,192,068
Maxscend Microelectronics Co. Ltd., Class A	316,812	3,801,057
Medlive Technology Co. Ltd.(b)	793,500	775,978
Meitu Inc.(b)(c)	24,670,000	8,865,825
Meituan, Class B(a)(b)	45,673,860	622,360,080
Metallurgical Corp. of China Ltd., Class A	12,805,800	5,751,043
MH Development Ltd.(d)	3,308,000	4
Microport Scientific Corp.(a)(c)	7,405,600	5,524,274
Midea Group Co. Ltd., Class A	1,733,700	15,441,259
Midea Real Estate Holding Ltd.(b)	3,594,400	2,014,437
Ming Yuan Cloud Group Holdings Ltd.	7,973,000	2,533,041
MINISO Group Holding Ltd.	3,608,304	20,368,849
Minth Group Ltd.	6,938,000	13,802,516
MMG Ltd.(a)(c)	27,947,999	13,678,281
Mobvista Inc.(a)(b)(c)	7,213,000	2,709,421
Montage Technology Co. Ltd., Class A	662,400	4,833,746
Muyuan Foods Co. Ltd., Class A	2,805,983	18,194,730
NARI Technology Co. Ltd., Class A	3,740,936	11,573,846
National Silicon Industry Group Co. Ltd.,
Class A(a)	1,931,200	3,605,615
NAURA Technology Group Co. Ltd., Class A	288,975	11,652,711
NetDragon Websoft Holdings Ltd.	3,031,000	4,554,370
NetEase Inc.	17,412,235	309,655,131
New China Life Insurance Co. Ltd., Class A	963,201	4,322,277
New China Life Insurance Co. Ltd., Class H	7,849,400	16,114,401
New Hope Liuhe Co. Ltd., Class A(a)	3,841,744	5,290,362
New Horizon Health Ltd.(a)(b)(c)(d)	2,592,000	4,452,245
New Oriental Education & Technology
Group Inc.(a)	13,475,090	107,426,736
Nexteer Automotive Group Ltd.	8,604,000	4,453,134
Nine Dragons Paper Holdings Ltd.(a)(c)	15,284,000	7,999,137
Ninestar Corp., Class A	900,034	3,380,426
Ningbo Deye Technology Co. Ltd., NVS	390,264	3,628,308
Ningbo Joyson Electronic Corp., Class A	1,050,900	2,270,894
Ningbo Orient Wires & Cables Co. Ltd.(a)	437,300	2,894,532
Ningbo Sanxing Medical Electric Co. Ltd.	963,600	4,505,704
Ningbo Shanshan Co. Ltd.	1,880,800	2,744,618
Ningbo Tuopu Group Co. Ltd., Class A	727,000	5,768,938
Ningxia Baofeng Energy Group Co. Ltd.,
Class A	4,427,900	10,009,493
NIO Inc., ADR(a)(c)	12,290,034	66,243,283
Noah Holdings Ltd., ADR	362,315	3,739,091
Nongfu Spring Co. Ltd., Class H(b)	18,138,600	96,580,345
Offshore Oil Engineering Co. Ltd., Class A	2,793,400	2,363,676
OFILM Group Co. Ltd., Class A(a)	1,747,400	1,945,858

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Oppein Home Group Inc., Class A	357,380	$3,345,112
Orient Overseas International Ltd.	1,255,000	21,315,491
Orient Securities Co. Ltd., Class A	4,950,367	5,513,931
Oriental Pearl Group Co. Ltd., Class A	1,206,300	1,086,616
Pangang Group Vanadium Titanium &
Resources Co. Ltd., Class A(a)	5,812,100	2,351,033
PDD Holdings Inc., ADR(a)	5,386,374	806,771,098
Peijia Medical Ltd.(a)(b)(d)	5,367,000	2,386,203
People.cn Co. Ltd.	614,600	1,863,974
People’s Insurance Co. Group of China Ltd.
(The), Class H	93,812,000	32,695,241
PetroChina Co. Ltd., Class A	10,614,337	14,856,317
PetroChina Co. Ltd., Class H	191,422,000	196,276,135
Pharmaron Beijing Co. Ltd., Class A	866,125	2,461,944
PICC Property & Casualty Co. Ltd., Class H	62,347,040	81,248,723
Ping An Bank Co. Ltd., Class A	9,195,236	14,050,742
Ping An Healthcare and Technology
Co. Ltd.(a)(b)(c)	5,699,500	8,185,747
Ping An Insurance Group Co. of China Ltd.,
Class A	5,668,454	33,623,204
Ping An Insurance Group Co. of China Ltd.,
Class H	60,054,000	305,450,514
Piotech Inc., NVS	157,282	4,012,352
Poly Developments and Holdings Group Co.
Ltd., Class A	5,917,811	8,316,855
Poly Property Group Co. Ltd.	21,670,000	4,119,331
Pop Mart International Group Ltd.(b)	4,788,800	22,850,004
Postal Savings Bank of China Co. Ltd., Class A	14,476,600	10,015,217
Postal Savings Bank of China Co. Ltd.,
Class H(b)	70,982,000	40,178,785
Power Construction Corp. of China Ltd.,
Class A	9,424,544	6,944,564
Q Technology Group Co. Ltd.(a)(c)	5,346,000	2,376,245
Qifu Technology Inc.	1,070,227	20,676,786
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	2,911,550	6,932,186
Range Intelligent Computing Technology Group
Co. Ltd.	850,500	3,021,571
Redco Properties Group Ltd.(a)(b)(c)(d)	11,872,000	922,781
RLX Technology Inc., ADR(c)	5,138,648	9,712,045
Rongsheng Petrochemical Co. Ltd., Class A	5,242,071	7,235,011
SAIC Motor Corp. Ltd., Class A	3,942,790	7,634,007
Sailun Group Co. Ltd., Class A	3,185,300	6,535,889
Sanan Optoelectronics Co. Ltd., Class A	2,741,600	4,729,090
Sangfor Technologies Inc., Class A(a)	271,500	2,048,077
Sany Heavy Equipment International Holdings
Co. Ltd.(c)	11,109,000	8,488,025
Sany Heavy Industry Co. Ltd., Class A	4,061,556	9,041,647
Satellite Chemical Co. Ltd., Class A	2,782,607	6,978,507
SciClone Pharmaceuticals Holdings Ltd.(b)	3,314,500	7,840,807
SDIC Capital Co. Ltd., Class A	5,393,800	4,567,763
SDIC Power Holdings Co. Ltd., Class A	4,000,800	9,758,452
Seazen Group Ltd.(a)	21,108,000	3,898,597
Seres Group Co. Ltd., NVS(a)	858,700	10,524,360
SF Holding Co. Ltd., Class A	2,523,492	12,789,729
SG Micro Corp., Class A	300,750	3,214,028
Shaanxi Coal Industry Co. Ltd., Class A	5,137,490	18,408,689
Shan Xi Hua Yang Group New Energy Co. Ltd.	2,526,600	3,818,178
Shandong Gold Mining Co. Ltd., Class A	1,762,801	7,001,985
Shandong Gold Mining Co. Ltd., Class H(b)	6,039,000	12,989,688
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A	1,699,599	6,719,768
Shandong Linglong Tyre Co. Ltd., Class A	1,288,241	3,679,531
Security	Shares	Value

China (continued)
Shandong Nanshan Aluminum Co. Ltd.,
Class A	11,552,400	$6,126,456
Shandong Weigao Group Medical Polymer Co.
Ltd., Class H	22,874,800	13,338,076
Shanghai Aiko Solar Energy Co. Ltd.	1,074,020	1,720,984
Shanghai Baosight Software Co. Ltd., Class A	1,058,330	5,770,427
Shanghai Baosight Software Co. Ltd., Class B	5,580,897	12,143,714
Shanghai BOCHU Electronic Technology Corp.
Ltd., Class A	181,440	4,987,217
Shanghai Chicmax Cosmetic Co. Ltd., NVS	315,900	1,846,022
Shanghai Chlor-Alkali Chemical Co. Ltd.,
Class B	7,706,109	4,153,963
Shanghai Construction Group Co. Ltd., Class A	10,434,700	3,346,725
Shanghai Electric Group Co. Ltd., Class A(a)	11,984,600	6,948,414
Shanghai Electric Power Co. Ltd., Class A	2,016,700	2,790,078
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class A	633,600	2,020,157
Shanghai Haixin Group Co., Class B	2,539,955	513,071
Shanghai Industrial Holdings Ltd.	5,812,000	8,345,857
Shanghai International Airport Co. Ltd.,
Class A(a)	932,503	4,456,772
Shanghai International Port Group Co. Ltd.,
Class A	8,482,770	6,636,582
Shanghai Jinjiang International Hotels Co. Ltd.,
Class A	570,878	2,207,286
Shanghai M&G Stationery Inc., Class A	736,547	3,607,853
Shanghai MicroPort MedBot Group Co. Ltd.(a)	769,000	1,427,789
Shanghai Moons’ Electric Co. Ltd.	202,800	1,369,721
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A	1,233,700	3,081,703
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H	7,102,300	10,544,661
Shanghai Pudong Development Bank Co. Ltd.,
Class A	13,384,746	15,365,170
Shanghai Putailai New Energy Technology Co.
Ltd., Class A	1,301,494	2,924,146
Shanghai RAAS Blood Products Co. Ltd.,
Class A	6,323,934	6,181,591
Shanghai Rural Commercial Bank Co. Ltd.	5,198,200	5,648,637
Shanghai United Imaging Healthcare Co.
Ltd., NVS	425,624	7,489,747
Shanghai Waigaoqiao Free Trade Zone Group
Co. Ltd.	1,393,038	1,078,211
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A	841,800	2,330,071
Shanxi Coal International Energy Group
Co. Ltd.	898,900	1,959,213
Shanxi Coking Coal Energy Group Co. Ltd.,
Class A	3,654,000	5,548,567
Shanxi Lu’an Environmental Energy
Development Co. Ltd., Class A	2,012,500	6,282,743
Shanxi Meijin Energy Co. Ltd., Class A(a)	3,911,369	2,992,926
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A	673,839	22,366,399
Shede Spirits Co. Ltd.	231,400	2,295,500
Shengyi Technology Co. Ltd., Class A	1,789,908	4,871,315
Shennan Circuits Co. Ltd., Class A	311,071	3,858,286
Shenwan Hongyuan Group Co. Ltd., Class A	13,547,792	8,486,631
Shenzhen Capchem Technology Co. Ltd.	482,103	2,081,614
Shenzhen Goodix Technology Co. Ltd., Class A	171,300	1,457,107
Shenzhen Inovance Technology Co. Ltd.,
Class A	908,142	7,238,745

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shenzhen International Holdings Ltd.(c)	11,150,750	$9,268,052
Shenzhen Investment Ltd.	29,170,000	3,966,828
Shenzhen Kangtai Biological Products Co. Ltd.,
Class A	765,200	1,919,432
Shenzhen Kedali Industry Co. Ltd., Class A	101,100	1,291,478
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A	628,946	25,103,593
Shenzhen New Industries Biomedical
Engineering Co. Ltd., Class A	488,200	5,087,765
Shenzhen Salubris Pharmaceuticals Co. Ltd.,
Class A	315,000	1,187,112
Shenzhen Transsion Holdings Co. Ltd., Class A	471,653	8,512,525
Shenzhou International Group Holdings Ltd.	7,438,400	74,923,245
Shijiazhuang Yiling Pharmaceutical Co. Ltd.,
Class A	962,518	2,405,631
Shoucheng Holdings Ltd.(c)	29,632,800	4,940,698
Shougang Fushan Resources Group Ltd.	22,932,000	10,476,470
Shui On Land Ltd.	50,000,666	4,859,151
Sichuan Changhong Electric Co. Ltd.	2,494,300	1,695,200
Sichuan Chuantou Energy Co. Ltd., Class A	4,133,478	10,247,070
Sichuan Kelun Pharmaceutical Co. Ltd.,
Class A	1,154,920	5,082,774
Sichuan Road & Bridge Group Co. Ltd.,
Class A	5,942,760	6,429,558
Sichuan Swellfun Co. Ltd., Class A	350,100	2,178,495
Sieyuan Electric Co. Ltd.	565,500	5,486,902
Sihuan Pharmaceutical Holdings Group Ltd.	49,326,000	3,415,462
Simcere Pharmaceutical Group Ltd.(b)(c)	7,167,000	5,385,000
Sino Biopharmaceutical Ltd.	91,508,000	33,392,253
Sinofert Holdings Ltd.(c)	27,726,000	3,438,983
Sinolink Securities Co. Ltd., Class A	885,400	1,000,591
Sinoma International Engineering Co.	1,742,600	3,050,636
Sinoma Science & Technology Co. Ltd.,
Class A	1,281,200	2,642,668
Sinomine Resource Group Co. Ltd., Class A	517,636	2,201,940
Sinopec Engineering Group Co. Ltd., Class H	17,476,500	11,759,157
Sinopec Kantons Holdings Ltd.	14,674,000	7,422,981
Sinopharm Group Co. Ltd., Class H	12,223,200	33,263,304
Sinotruk Hong Kong Ltd.	5,611,000	13,049,648
Skyworth Group Ltd.(c)	14,870,000	5,317,582
Smoore International Holdings Ltd.(b)(c)	16,260,000	18,137,749
SOHO China Ltd.(a)(c)	21,700,000	2,115,284
Songcheng Performance Development Co. Ltd.,
Class A	1,720,356	2,417,989
SooChow Securities Co. Ltd., Class A	3,915,900	3,477,692
Southwest Securities Co. Ltd., Class A	1,554,700	823,708
Spring Airlines Co. Ltd., Class A(a)	673,200	5,203,015
SSY Group Ltd.	13,440,411	8,109,153
StarPower Semiconductor Ltd., Class A	143,780	1,729,552
Sunac China Holdings Ltd.(a)	32,769,000	6,159,586
Sunac Services Holdings Ltd.(b)	12,338,000	2,980,039
Sungrow Power Supply Co. Ltd., Class A	794,200	10,789,281
Sunny Optical Technology Group Co. Ltd.	6,387,100	35,262,831
Sunresin New Materials Co. Ltd., NVS	281,300	1,874,371
Sunwoda Electronic Co. Ltd., Class A	1,432,800	3,056,583
SUPCON Technology Co. Ltd.	804,829	4,731,987
Superb Summit International Group Ltd.(d)	998,771	1
Suzhou Dongshan Precision Manufacturing Co.
Ltd., Class A	1,170,300	2,531,955
Suzhou Maxwell Technologies Co. Ltd.,
Class A	178,292	3,225,375
Suzhou TFC Optical Communication Co. Ltd.	303,940	3,687,225
Security	Shares	Value

China (continued)
SY Holdings Group Ltd.	8,895,000	$4,890,862
TAL Education Group, ADR(a)(c)	3,988,986	45,314,881
TBEA Co. Ltd., Class A	3,534,287	7,262,212
TCL Electronics Holdings Ltd.(c)	9,791,000	7,114,031
TCL Technology Group Corp., Class A(a)	13,435,412	7,916,121
TCL Zhonghuan Renewable Energy Technology
Co. Ltd., Class A	2,151,838	3,277,629
Tencent Holdings Ltd.	59,616,000	2,765,798,522
Tencent Music Entertainment Group, ADR	6,803,569	98,311,572
Thunder Software Technology Co. Ltd., Class A	306,300	2,382,353
Tianfeng Securities Co. Ltd., Class A(a)	2,929,600	1,135,086
Tiangong International Co. Ltd.	14,842,000	3,410,817
Tianli International Holdings Ltd.	10,529,000	6,929,168
Tianneng Power International Ltd.(c)	7,274,000	5,500,326
Tianqi Lithium Corp., Class A	861,900	4,279,615
Tianshan Aluminum Group Co. Ltd., Class A	2,675,900	3,156,328
Tianshui Huatian Technology Co. Ltd., Class A	3,207,236	3,613,219
Tingyi Cayman Islands Holding Corp.	17,798,000	21,742,272
Tong Ren Tang Technologies Co. Ltd., Class H	7,098,000	4,856,102
Tongcheng Travel Holdings Ltd.(a)	11,096,400	25,405,974
TongFu Microelectronics Co. Ltd., Class A	647,600	2,054,244
Tongling Nonferrous Metals Group Co. Ltd.,
Class A	7,942,300	4,331,358
Tongwei Co. Ltd., Class A	2,209,977	6,990,497
Topsports International Holdings Ltd.(b)	15,618,000	10,194,062
Towngas Smart Energy Co. Ltd.(c)	11,463,000	4,183,848
TravelSky Technology Ltd., Class H	8,179,000	10,773,302
Trina Solar Co. Ltd.	1,193,816	3,636,718
Trip.com Group Ltd.(a)	4,974,141	254,223,610
Tsingtao Brewery Co. Ltd., Class A	400,800	4,285,801
Tsingtao Brewery Co. Ltd., Class H	5,490,000	38,946,207
Tuya Inc.(a)	2,410,195	4,868,594
Unigroup Guoxin Microelectronics Co. Ltd.,
Class A(a)	479,033	3,644,849
Unisplendour Corp. Ltd., Class A(a)	1,774,661	5,364,818
Untrade Cteg(d)	33,362,000	43
Untrade SMI Holdings(d)	12,466,353	16
Untradelumena Newmat, NVS(d)	43,450	—
Up Fintech Holding Ltd., ADR(a)(c)	1,032,815	4,389,464
Venus MedTech Hangzhou Inc.,
Class H(a)(b)(c)(d)	2,600,500	1,588,485
Vipshop Holdings Ltd., ADR	3,232,550	51,947,079
Vnet Group Inc., ADR(a)(c)	987,715	1,916,167
Walvax Biotechnology Co. Ltd., Class A	1,151,589	2,117,522
Wanhua Chemical Group Co. Ltd., Class A	1,592,186	19,173,846
Want Want China Holdings Ltd.	43,531,000	26,217,458
Wasion Holdings Ltd.	1,692,000	1,588,062
Weibo Corp., ADR	909,129	8,045,792
Weichai Power Co. Ltd., Class A	3,148,100	6,899,756
Weichai Power Co. Ltd., Class H	17,537,000	31,502,223
Weihai Guangwei Composites Co. Ltd.,
Class A	564,560	2,023,172
Weimob Inc.(a)(b)(c)	24,982,000	4,725,679
Wens Foodstuffs Group Co. Ltd., Class A	3,027,541	8,922,305
West China Cement Ltd.	31,184,000	4,233,693
Western Mining Co. Ltd., Class A	1,731,300	4,438,082
Western Securities Co. Ltd., Class A	5,918,591	5,524,871
Western Superconducting Technologies Co.
Ltd., Class A	528,120	3,106,363
Will Semiconductor Co. Ltd. Shanghai, Class A	582,469	7,530,982
Wingtech Technology Co. Ltd., Class A(a)	707,100	2,972,336
Wuhan Guide Infrared Co. Ltd., Class A	4,329,096	3,908,974

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wuliangye Yibin Co. Ltd., Class A	2,046,274	$41,192,158
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,274,696	5,504,467
WuXi AppTec Co. Ltd., Class A	999,439	5,774,075
WuXi AppTec Co. Ltd., Class H(b)	3,279,507	14,321,244
Wuxi Biologics Cayman Inc.(a)(b)	34,351,000	49,284,658
XCMG Construction Machinery Co. Ltd.,
Class A	8,267,309	8,257,258
XD Inc.(a)(c)	3,181,400	8,008,716
Xiamen C & D Inc., Class A	2,007,200	2,657,393
Xiaomi Corp., Class B(a)(b)	137,764,400	308,474,775
Xinjiang Daqo New Energy Co. Ltd.(a)	936,850	3,452,143
Xinyi Solar Holdings Ltd.	43,986,800	29,107,614
XPeng Inc., Class A(a)(c)	10,919,650	45,306,463
Xtep International Holdings Ltd.(c)	12,452,500	8,668,715
Yadea Group Holdings Ltd.(b)	11,482,000	18,370,862
Yankuang Energy Group Co. Ltd., Class A	1,571,509	5,448,470
Yankuang Energy Group Co. Ltd., Class H	21,443,000	53,594,701
Yantai Jereh Oilfield Services Group Co. Ltd.,
Class A	843,368	4,063,081
Yeahka Ltd.(a)(c)	2,614,800	3,417,142
Yealink Network Technology Corp. Ltd., Class A	817,006	4,164,815
YiChang HEC ChangJiang Pharmaceutical Co.
Ltd., Class H(a)(b)	2,607,600	3,306,030
Yidu Tech Inc. (a)(b)(c)	5,926,100	3,045,472
Yifeng Pharmacy Chain Co. Ltd., Class A	819,459	5,082,552
Yihai International Holding Ltd.	4,341,000	8,073,889
Yihai Kerry Arawana Holdings Co. Ltd., Class A	957,301	3,961,059
Yintai Gold Co. Ltd., Class A	1,549,900	4,141,975
YongXing Special Materials Technology Co.
Ltd., Class A	413,660	2,449,694
Yonyou Network Technology Co. Ltd.,
Class A(a)	2,005,083	3,108,326
Youngor Fashion Co. Ltd., Class A	2,216,460	2,425,738
Youyuan International Holdings Ltd.(d)	5,307,000	7
YTO Express Group Co. Ltd., Class A	2,172,853	4,849,753
Yuexiu Property Co. Ltd.(c)	15,002,576	10,909,390
Yuexiu REIT(c)	28,407,751	3,569,270
Yuexiu Transport Infrastructure Ltd.	11,988,000	6,218,078
Yum China Holdings Inc.	3,508,592	125,467,250
Yunda Holding Co. Ltd., Class A	1,878,037	2,296,518
Yunnan Aluminium Co. Ltd., Class A	2,777,353	5,524,585
Yunnan Baiyao Group Co. Ltd., Class A	884,792	6,436,622
Yunnan Botanee Bio-Technology Group
Co. Ltd.	214,400	1,574,388
Yunnan Energy New Material Co. Ltd., Class A	550,132	2,995,259
Yunnan Yuntianhua Co. Ltd.	1,180,600	3,370,604
Yutong Bus Co. Ltd., Class A	1,454,900	4,885,788
Zai Lab Ltd.(a)(c)	8,312,290	15,176,541
Zangge Mining Co. Ltd.	1,483,246	5,338,187
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A	286,569	8,945,486
Zhaojin Mining Industry Co. Ltd., Class H	13,634,000	24,075,682
Zhejiang Century Huatong Group Co. Ltd.,
Class A(a)	4,556,895	2,515,265
Zhejiang China Commodities City Group Co.
Ltd., Class A	2,947,020	3,198,221
Zhejiang Chint Electrics Co. Ltd., Class A	1,400,673	4,116,082
Zhejiang Dahua Technology Co. Ltd., Class A	2,044,258	4,618,494
Zhejiang Dingli Machinery Co. Ltd., Class A	447,516	3,917,623
Zhejiang Expressway Co. Ltd., Class H	17,153,800	11,201,135
Zhejiang Huahai Pharmaceutical Co. Ltd.,
Class A	1,070,262	2,552,319
Security	Shares	Value

China (continued)
Zhejiang Huayou Cobalt Co. Ltd., Class A	988,391	$3,922,626
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A	823,394	3,634,033
Zhejiang Juhua Co. Ltd., Class A	1,908,100	6,245,732
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	4,657,600	17,028,976
Zhejiang NHU Co. Ltd., Class A	2,416,458	6,310,532
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A	1,316,000	4,172,884
Zhejiang Supor Co. Ltd., Class A	437,640	3,196,955
Zhejiang Weiming Environment Protection Co.
Ltd., Class A	1,522,973	4,538,543
Zhejiang Zheneng Electric Power Co. Ltd.,
Class A(a)	6,076,000	5,603,546
Zheshang Securities Co. Ltd., Class A	3,760,000	5,684,379
ZhongAn Online P&C Insurance Co. Ltd.,
Class H(a)(b)(c)	6,454,600	11,017,837
Zhongji Innolight Co. Ltd., Class A	472,074	10,160,650
Zhongjin Gold Corp. Ltd., Class A	3,362,118	6,683,752
Zhongsheng Group Holdings Ltd.	6,465,500	11,731,390
Zhongtai Securities Co. Ltd.	5,190,300	4,472,721
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	10,972,500	2,527,914
Zhuzhou CRRC Times Electric Co. Ltd.	5,247,800	20,551,969
Zijin Mining Group Co. Ltd., Class A	11,171,100	26,822,509
Zijin Mining Group Co. Ltd., Class H	49,666,000	105,486,357
Zonqing Environmental Ltd., NVS(a)(c)	84,000	302,900
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A	6,186,600	6,843,233
ZTE Corp., Class A	1,875,939	6,949,784
ZTE Corp., Class H(a)	7,219,640	14,904,085
ZTO Express Cayman Inc., ADR	3,789,429	86,361,087
		18,712,835,138
Colombia — 0.1%
Bancolombia SA	2,232,913	20,749,401
Interconexion Electrica SA ESP	4,293,966	21,273,545
		42,022,946
Czech Republic — 0.1%
CEZ AS	1,457,664	60,760,690
Komercni Banka AS	715,840	24,527,397
Moneta Money Bank AS(b)	3,493,263	15,299,533
		100,587,620
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	22,032,406	36,448,787
Eastern Co. SAE	9,912,413	5,794,476
EFG Holding S.A.E.(a)	15,569,131	5,078,252
E-Finance for Digital & Financial
Investments, NVS	5,507,837	2,824,412
EISewedy Electric Co.	8,670,920	8,164,643
Ezz Steel Co. SAE(a)	639,021	1,019,829
Fawry for Banking & Payment Technology
Services SAE(a)	19,640,703	2,395,255
Talaat Moustafa Group	9,739,310	11,142,414
Telecom Egypt Co.	4,706,598	3,070,689
		75,938,757
Greece — 0.5%
Aegean Airlines SA(c)	231,140	2,966,944
Alpha Services and Holdings SA(a)	20,794,368	35,141,518
Athens International Airport SA	349,768	3,134,799
Athens Water Supply & Sewage Co. SA	444,043	2,859,422
Autohellas Tourist and Trading SA	43,676	566,716
Eurobank Ergasias Services and Holdings SA,
Class A(a)	23,584,139	51,486,993

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Greece (continued)
FF Group(d)	343,633	$4
GEK TERNA SA	609,784	11,125,600
Hellenic Telecommunications Organization SA	1,648,680	24,092,189
HELLENiQ ENERGY Holdings SA	598,865	5,446,702
Holding Co. ADMIE IPTO SA	1,946,341	4,685,957
Intrakat Technical & Energy Projects SA(a)	578,523	3,270,886
Intralot SA-Integrated Information Systems &
Gaming Services(a)	2,274,366	2,897,283
Jumbo SA	1,069,522	30,636,784
LAMDA Development SA(a)	829,044	6,000,023
Motor Oil Hellas Corinth Refineries SA	605,145	17,111,315
Mytilineos SA	910,758	36,269,512
National Bank of Greece SA(a)	7,081,587	61,317,298
OPAP SA	1,738,560	27,636,105
Optima bank SA(a)	343,734	4,468,161
Piraeus Financial Holdings SA(a)	9,591,950	37,682,398
Public Power Corp. SA(a)	1,847,330	22,539,522
Sarantis SA	254,153	3,027,939
Terna Energy SA	500,759	9,894,372
Titan Cement International SA(c)	480,056	15,797,794
		420,056,236
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	5,532,873	15,122,358
MOL Hungarian Oil & Gas PLC	3,809,950	29,598,564
OTP Bank Nyrt	2,018,018	97,450,606
Richter Gedeon Nyrt	1,210,317	30,668,158
		172,839,686
India — 19.7%
360 ONE WAM Ltd.	1,560,296	14,507,955
3M India Ltd.	32,300	12,918,646
Aarti Industries Ltd.	1,848,524	13,581,003
Aarti Pharmalabs Ltd., NVS	517,417	3,498,379
Aavas Financiers Ltd.(a)	406,222	7,774,119
ABB India Ltd.	512,820	51,094,633
Action Construction Equipment Ltd.	378,332	6,516,907
Adani Enterprises Ltd.	1,562,789	63,942,645
Adani Green Energy Ltd.(a)	2,884,018	66,119,030
Adani Ports & Special Economic Zone Ltd.	4,870,557	84,040,451
Adani Power Ltd.(a)	7,035,803	63,874,797
Aditya Birla Fashion and Retail Ltd.(a)	3,754,311	12,946,568
Aegis Logistics Ltd.	1,578,922	13,405,902
Affle India Ltd.(a)	717,605	9,797,027
AGI Greenpac Ltd.	151,736	1,186,123
AIA Engineering Ltd.	436,530	19,262,089
Ajanta Pharma Ltd.	497,366	13,896,877
Alembic Pharmaceuticals Ltd.	601,738	6,659,064
Alkyl Amines Chemicals	194,911	4,430,988
Alok Industries Ltd.(a)	13,428,124	4,112,567
Amara Raja Energy & Mobility Ltd.	1,227,604	17,383,284
Amber Enterprises India Ltd.(a)	211,712	9,163,392
Ambuja Cements Ltd.	5,639,888	42,855,830
Anand Rathi Wealth Ltd.	133,067	6,704,027
Anant Raj Ltd.	1,227,283	5,686,735
Angel One Ltd.	399,212	11,840,478
Apar Industries Ltd.	154,133	14,611,721
APL Apollo Tubes Ltd.	1,676,810	30,224,100
Apollo Hospitals Enterprise Ltd.	951,171	66,644,874
Apollo Tyres Ltd.	3,575,854	19,911,099
Aptus Value Housing Finance India Ltd.	797,495	2,867,991
Archean Chemical Industries Ltd., NVS	504,498	3,760,720
Arvind Ltd.	956,342	4,334,399
Security	Shares	Value

India (continued)
Ashok Leyland Ltd.	14,660,844	$39,407,365
Ashoka Buildcon Ltd.(a)	986,508	2,171,839
Asian Paints Ltd.	3,505,881	121,247,737
Aster DM Healthcare Ltd.(b)	1,087,413	4,741,321
Astra Microwave Products Ltd.	369,954	3,853,782
Astral Ltd.	1,212,353	30,494,870
AstraZeneca Pharma India Ltd.	80,281	5,952,405
Atul Ltd.	125,367	8,446,984
AU Small Finance Bank Ltd.(b)	2,663,789	20,878,752
Aurobindo Pharma Ltd.	2,368,782	33,675,545
Avanti Feeds Ltd.	861,238	5,281,456
Avenue Supermarts Ltd.(a)(b)	1,528,814	78,900,558
Axis Bank Ltd.	20,797,505	289,942,291
Bajaj Auto Ltd.	641,695	69,887,640
Bajaj Electricals Ltd.	532,503	5,877,732
Bajaj Finance Ltd.	2,515,448	201,944,112
Bajaj Finserv Ltd.	3,548,055	65,061,630
Bajaj Holdings & Investment Ltd.	276,310	26,342,208
Balaji Amines Ltd.	124,007	3,117,790
Balkrishna Industries Ltd.	825,726	30,222,429
Balrampur Chini Mills Ltd.	1,764,954	8,001,921
Bandhan Bank Ltd.(b)	6,049,894	13,671,774
Bank of Baroda	10,135,215	32,251,433
BASF India Ltd.	131,577	6,726,752
Bata India Ltd.	560,019	9,181,403
Bayer CropScience Ltd.	156,172	9,408,441
BEML Ltd., (Acquired 02/10/22, Cost:
$6,224,140)(e)	209,128	11,052,630
Bharat Dynamics Ltd.	1,104,050	20,632,130
Bharat Electronics Ltd.	33,127,439	117,746,156
Bharat Forge Ltd.	2,482,381	46,264,691
Bharat Heavy Electricals Ltd.	9,409,875	33,783,755
Bharat Petroleum Corp. Ltd.	7,016,749	52,808,712
Bharti Airtel Ltd.	20,589,606	339,045,938
Biocon Ltd.	3,916,546	14,525,349
Birla Corp. Ltd.	333,339	5,639,085
Birlasoft Ltd.	1,920,201	13,948,563
BLS International Services Ltd.	1,102,881	4,119,593
Blue Dart Express Ltd.	75,157	6,492,097
Blue Star Ltd.	1,144,437	21,667,258
Borosil Renewables Ltd.(a)	724,275	4,095,740
Bosch Ltd.	45,319	16,501,662
Brigade Enterprises Ltd.	1,251,736	19,261,183
Brightcom Group Ltd.(a)	6,524,794	859,850
Britannia Industries Ltd.(a)	1,020,471	63,388,360
BSE Ltd.	637,063	20,645,822
Can Fin Homes Ltd.	1,036,192	9,046,117
Canara Bank	15,485,211	21,890,829
Carborundum Universal Ltd.	1,000,713	19,139,323
Castrol India Ltd.	2,997,297	7,027,086
Ceat Ltd.	277,875	7,857,067
Central Depository Services India Ltd.	575,625	14,400,479
Century Plyboards India Ltd.	574,291	4,475,830
Century Textiles & Industries Ltd.	718,236	17,391,585
CESC Ltd.	8,738,008	15,460,452
CG Power and Industrial Solutions Ltd.	5,934,018	45,732,243
Chambal Fertilisers and Chemicals Ltd.	2,395,025	11,185,572
Chennai Petroleum Corp. Ltd.	435,882	4,800,559
Cholamandalam Financial Holdings Ltd.	1,051,060	13,654,488
Cholamandalam Investment and Finance
Co. Ltd.	4,017,460	59,809,420
CIE Automotive India Ltd.	1,441,705	9,217,942

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Cipla Ltd.	4,741,788	$82,369,409
City Union Bank Ltd.	4,768,444	8,184,170
Clean Science & Technology Ltd.	293,715	4,602,990
CMS Info Systems Ltd.	458,293	2,429,515
Coal India Ltd.	14,492,830	85,356,603
Cochin Shipyard Ltd., NVS(b)	888,064	20,741,957
Coforge Ltd.	537,694	32,152,879
Colgate-Palmolive India Ltd.	1,191,315	37,953,468
Computer Age Management Services Ltd.	339,557	14,179,359
Concord Biotech Ltd., NVS(a)	137,696	2,414,222
Container Corp. of India Ltd.	2,592,099	33,455,107
Coromandel International Ltd.	916,876	14,371,809
CreditAccess Grameen Ltd.(a)	514,618	8,162,804
CRISIL Ltd.	181,128	8,907,667
Crompton Greaves Consumer Electricals Ltd.	5,499,738	25,852,247
Cummins India Ltd.	1,355,070	57,772,084
Cyient Ltd.	899,867	18,750,373
Dabur India Ltd.	5,734,343	37,450,430
Data Patterns India Ltd.(a)	245,336	8,719,912
Deepak Fertilisers & Petrochemicals Corp. Ltd.	828,283	5,631,677
Deepak Nitrite Ltd.	669,790	17,597,144
Delhivery Ltd.(a)	3,176,050	14,665,909
Devyani International Ltd.(a)	4,114,470	7,608,444
Divi’s Laboratories Ltd.	1,109,745	57,328,431
Dixon Technologies India Ltd.	309,260	34,807,413
DLF Ltd.	6,589,961	64,550,675
Dodla Dairy Ltd., NVS(a)	81,945	852,472
Dr Lal PathLabs Ltd.(b)	326,913	10,385,014
Dr. Reddy’s Laboratories Ltd.	1,023,380	71,088,745
Easy Trip Planners Ltd., NVS	8,327,409	4,194,177
eClerx Services Ltd.	139,631	3,680,515
Edelweiss Financial Services Ltd.	5,755,950	4,968,465
Eicher Motors Ltd.	1,283,150	72,831,671
EID Parry India Ltd.	1,025,644	8,215,988
EIH Ltd.	2,311,305	11,962,082
Elecon Engineering Co. Ltd.	290,857	3,870,730
Electronics Mart India Ltd., NVS(a)	404,435	975,608
Electrosteel Castings Ltd.	2,593,557	5,014,814
Elgi Equipments Ltd.	1,794,102	13,145,731
Emami Ltd.	1,962,517	14,729,976
Embassy Office Parks REIT	6,991,508	29,304,090
Endurance Technologies Ltd.(b)	391,832	10,420,305
Engineers India Ltd.	3,697,035	11,030,025
Equitas Small Finance Bank Ltd.(b)	4,704,142	5,223,287
Exide Industries Ltd.	4,434,645	25,944,921
Federal Bank Ltd.	16,907,011	32,903,369
Fine Organic Industries Ltd.	102,750	5,467,903
Finolex Cables Ltd.	880,808	15,168,833
Finolex Industries Ltd.	3,212,911	12,014,595
Firstsource Solutions Ltd.	4,728,430	10,400,499
Five-Star Business Finance Ltd., NVS(a)	793,046	7,193,760
Force Motors Ltd.	17,026	1,781,655
Fortis Healthcare Ltd.	4,648,196	26,434,260
Gabriel India Ltd.	312,098	1,335,753
GAIL India Ltd.	23,016,967	56,458,648
Garden Reach Shipbuilders & Engineers Ltd.	270,726	4,448,204
GE T&D India Ltd.(a)	162,065	2,641,210
Genus Power Infrastructures Ltd.	402,264	1,512,022
GHCL Ltd.	853,261	5,163,565
Gland Pharma Ltd.(a)(b)	357,546	7,901,305
GlaxoSmithKline Pharmaceuticals Ltd.	383,043	12,028,897
Glenmark Pharmaceuticals Ltd.	1,552,016	21,589,351
Security	Shares	Value

India (continued)
Global Health Ltd., NVS(a)	453,665	$6,490,571
GMM Pfaudler Ltd.	397,208	5,880,061
GMR Airports Infrastructure Ltd.(a)	23,026,904	23,388,255
Godawari Power and Ispat Ltd.	402,889	4,674,604
Godfrey Phillips India Ltd.	49,524	2,303,274
Godrej Consumer Products Ltd.	3,783,630	57,704,728
Godrej Industries Ltd.(a)	1,029,717	9,712,280
Godrej Properties Ltd.(a)	1,178,696	39,375,619
Gokaldas Exports Ltd.	423,532	4,310,538
Granules India Ltd.	1,993,959	10,006,244
Graphite India Ltd.	1,037,721	7,051,737
Grasim Industries Ltd.	2,620,594	72,884,205
Great Eastern Shipping Co. Ltd. (The)	1,142,004	14,758,389
Grindwell Norton Ltd.	432,814	13,285,978
Gujarat Fluorochemicals Ltd.	292,865	10,678,594
Gujarat Gas Ltd.	1,666,804	11,013,453
Gujarat Mineral Development Corp. Ltd.	687,363	3,239,002
Gujarat Narmada Valley Fertilizers &
Chemicals Ltd.	1,055,299	8,017,673
Gujarat Pipavav Port Ltd.	4,381,319	10,212,397
Gujarat State Fertilizers & Chemicals Ltd.	2,664,299	6,740,670
Gujarat State Petronet Ltd.	2,576,828	8,964,291
Happiest Minds Technologies Ltd.	937,248	8,886,470
Havells India Ltd.	2,471,301	56,462,594
HBL Power Systems Ltd.	985,961	5,876,573
HCL Technologies Ltd.	8,663,543	137,732,216
HDFC Asset Management Co. Ltd.(b)	798,178	37,165,762
HDFC Bank Ltd.	25,460,649	467,682,555
HDFC Life Insurance Co. Ltd.(b)	9,022,621	59,512,672
HEG Ltd.	93,153	2,564,152
Hero MotoCorp Ltd.	1,082,503	66,490,775
HFCL Ltd.	9,929,497	12,393,337
Himadri Speciality Chemical Ltd.	1,438,554	5,737,240
Hindalco Industries Ltd.	11,739,883	97,257,571
Hindustan Aeronautics Ltd., NVS	1,809,727	107,873,922
Hindustan Construction Co. Ltd.(a)	10,511,581	4,665,148
Hindustan Copper Ltd.	2,168,823	9,269,462
Hindustan Petroleum Corp. Ltd.	5,369,315	34,574,337
Hindustan Unilever Ltd.	7,526,980	210,076,414
Hitachi Energy India Ltd.	123,568	15,946,830
Honasa Consumer Ltd., NVS(a)	356,539	1,886,250
Housing & Urban Development Corp. Ltd.	2,765,021	9,069,743
ICICI Bank Ltd.	47,102,884	633,111,580
ICICI Lombard General Insurance Co. Ltd.(b)	2,230,130	42,306,757
ICICI Prudential Life Insurance Co. Ltd.(b)	3,291,728	21,542,063
ICICI Securities Ltd.(b)	853,788	7,310,840
IDFC First Bank Ltd.(a)	31,980,641	29,326,672
IDFC Ltd.(a)	12,360,561	16,814,614
IFCI Ltd.(a)	6,469,486	4,509,251
IIFL Finance Ltd.	1,958,542	9,376,087
India Cements Ltd. (The)(a)	2,425,067	5,952,950
Indiabulls Housing Finance Ltd.	3,965,891	7,506,130
Indiabulls Real Estate Ltd.(a)	5,346,033	8,558,285
IndiaMART Intermesh Ltd.(b)	306,950	8,906,361
Indian Energy Exchange Ltd.(b)	5,502,145	10,107,188
Indian Hotels Co. Ltd., Class A	7,947,152	53,190,291
Indian Oil Corp. Ltd.	26,034,548	50,707,964
Indian Railway Catering & Tourism Corp. Ltd.	2,456,350	30,075,320
Indian Renewable Energy Development Agency
Ltd., NVS(a)	5,781,938	12,841,675
Indraprastha Gas Ltd.	2,927,196	15,529,965
Indus Towers Ltd.(a)	7,646,721	31,893,687

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
IndusInd Bank Ltd.	2,615,925	$45,863,882
Infibeam Avenues Ltd.	9,942,433	3,576,267
Info Edge India Ltd.	697,174	47,646,119
Infosys Ltd.	30,038,203	509,180,971
Inox India Ltd., NVS	138,021	2,083,347
Inox Wind Ltd.(a)	972,237	1,740,747
Inox Wind Ltd., NVS	2,916,711	5,222,240
Intellect Design Arena Ltd.	986,868	10,883,424
InterGlobe Aviation Ltd.(a)(b)	1,588,355	79,710,943
Ipca Laboratories Ltd.	1,243,941	17,164,723
IRB Infrastructure Developers Ltd., NVS	13,513,448	10,732,072
IRCON International Ltd.(b)	3,360,628	10,921,285
ITC Ltd.	27,289,213	139,553,898
Jai Balaji Industries Ltd., NVS(a)	223,719	2,330,582
Jai Corp. Ltd.	346,694	1,189,496
Jain Irrigation Systems Ltd.(a)	1,892,885	1,375,901
Jaiprakash Associates Ltd.(a)	7,469,071	1,382,478
Jaiprakash Power Ventures Ltd.(a)	29,550,218	6,832,431
Jammu & Kashmir Bank Ltd. (The)	3,738,692	5,904,110
JB Chemicals & Pharmaceuticals Ltd., NVS	417,149	8,857,367
JBM Auto Ltd.	225,264	5,667,211
Jindal Saw Ltd.	1,014,554	6,566,391
Jindal Stainless Ltd.	1,579,327	15,013,504
Jindal Steel & Power Ltd.	3,472,247	42,822,097
Jio Financial Services Ltd., NVS(a)	26,592,879	109,936,352
JK Cement Ltd.	328,461	15,254,674
JK Lakshmi Cement Ltd.	385,791	3,633,695
JK Paper Ltd.	1,218,146	5,636,848
JK Tyre & Industries Ltd.	871,628	4,236,192
JM Financial Ltd.	5,126,438	4,842,970
JSW Energy Ltd.	2,530,434	18,583,117
JSW Steel Ltd.	6,153,394	65,050,832
Jubilant Foodworks Ltd.	3,886,695	23,040,558
Jubilant Ingrevia Ltd.	895,170	5,378,033
Jubilant Pharmova Ltd., Class A	735,134	6,067,005
Jupiter Wagons Ltd., NVS	1,114,176	8,048,580
Just Dial Ltd.(a)	377,317	4,221,655
Jyothy Labs Ltd.	1,945,478	9,367,806
Kajaria Ceramics Ltd.	887,596	12,822,748
Kalpataru Projects International Ltd.	471,352	6,770,801
Kalyan Jewellers India Ltd.	2,614,072	12,196,853
Kansai Nerolac Paints Ltd.	2,261,902	7,320,299
Karnataka Bank Ltd. (The)	1,439,861	3,697,919
Karur Vysya Bank Ltd. (The)	5,285,270	12,483,947
Kaveri Seed Co. Ltd.	330,941	3,361,602
Kaynes Technology India Ltd., NVS(a)	223,288	9,052,311
KEC International Ltd.	1,353,146	11,988,982
KEI Industries Ltd.	555,403	27,330,332
Kfin Technologies Ltd.(a)	314,270	2,622,140
Kirloskar Brothers Ltd.	77,622	1,598,169
Kirloskar Oil Engines Ltd.	537,151	8,038,261
Kirloskar Pneumatic Co. Ltd., NVS	117,377	1,723,083
Kotak Mahindra Bank Ltd.	9,939,707	200,425,000
KPI Green Energy Ltd.(b)	235,223	5,136,667
KPIT Technologies Ltd.	1,647,860	28,841,387
KPR Mill Ltd.	1,052,798	9,706,288
Krishna Institute Of Medical Sciences Ltd.(a)(b)	346,115	7,571,810
KSB Ltd.(a)	21,207	1,206,383
L&T Finance Ltd.	8,101,995	14,877,498
Lakshmi Machine Works Ltd.	58,432	11,161,101
Larsen & Toubro Ltd.	6,104,936	268,678,601
Laurus Labs Ltd.(b)	3,221,180	16,175,843
Security	Shares	Value

India (continued)
Lemon Tree Hotels Ltd.(a)(b)	6,125,889	$10,027,452
LIC Housing Finance Ltd.	2,905,911	22,071,539
Lloyds Engineering Works Ltd., NVS	4,886,634	3,822,780
LT Foods Ltd.	659,109	1,625,563
LTIMindtree Ltd.(b)	824,019	46,517,735
Lupin Ltd.	1,844,443	35,018,652
Macrotech Developers Ltd.	2,417,819	39,970,584
Mahanagar Gas Ltd.	734,049	11,418,994
Maharashtra Seamless Ltd.	251,551	1,977,098
Mahindra & Mahindra Financial Services Ltd.	5,172,818	16,608,184
Mahindra & Mahindra Ltd.	8,576,637	257,550,161
Mahindra Lifespace Developers Ltd.	910,699	6,316,108
Man Infraconstruction Ltd.	651,687	1,467,386
Manappuram Finance Ltd.	5,734,451	11,618,845
Mankind Pharma Ltd.(a)	601,508	15,419,402
Marico Ltd.	5,109,833	36,433,132
Marksans Pharma Ltd.	1,209,882	2,156,699
Maruti Suzuki India Ltd.	1,275,964	189,853,862
Mastek Ltd.	218,408	6,249,900
Max Financial Services Ltd.(a)	2,277,390	25,080,179
Max Healthcare Institute Ltd.	7,400,878	66,775,627
Medplus Health Services Ltd.(a)	465,595	4,077,734
Metropolis Healthcare Ltd.(b)	322,237	7,373,160
Mindspace Business Parks REIT(b)	1,895,318	7,782,336
MOIL Ltd.	459,818	2,773,355
Motherson Sumi Wiring India Ltd.	21,517,073	17,447,087
Motilal Oswal Financial Services Ltd.	444,911	11,845,988
Mphasis Ltd.	748,901	20,543,377
MRF Ltd.	19,982	30,056,559
Mrs Bectors Food Specialities Ltd.	203,653	3,091,242
MTAR Technologies Ltd.(a)	287,125	6,212,186
Multi Commodity Exchange of India Ltd.	224,717	9,793,144
Muthoot Finance Ltd.	1,184,764	23,929,567
Narayana Hrudayalaya Ltd.	866,669	12,355,206
Natco Pharma Ltd.	1,007,954	12,092,335
National Aluminium Co. Ltd.	9,096,591	20,926,480
Navin Fluorine International Ltd.	328,421	12,566,813
NBCC India Ltd.	5,432,338	9,283,428
NCC Ltd./India	4,981,165	17,174,062
Nestle India Ltd., NVS	3,173,167	89,551,007
Netweb Technologies India Ltd., NVS(a)	78,631	2,207,231
Neuland Laboratories Ltd.	57,863	4,188,714
Newgen Software Technologies Ltd.	471,686	5,196,796
NHPC Ltd., NVS	23,036,659	29,599,193
NIIT Learning Systems Ltd., NVS	824,502	4,109,558
Nippon Life India Asset Management Ltd.(b)	1,766,630	12,675,415
NLC India Ltd.	2,577,181	7,325,686
NMDC Ltd.	9,039,290	28,254,888
NMDC Steel Ltd., NVS(a)	7,507,067	5,418,659
NTPC Ltd.	40,257,358	173,291,916
Nuvama Wealth Management Ltd., NVS(a)	65,803	3,828,096
Nuvoco Vistas Corp. Ltd.(a)	1,187,612	4,478,467
Oil & Natural Gas Corp. Ltd.	28,779,510	91,391,429
Olectra Greentech Ltd.	400,695	8,414,297
One 97 Communications Ltd., NVS(a)	2,427,842	10,492,763
Orient Cement Ltd.	731,725	1,812,126
Orient Electric Ltd.	1,337,913	3,643,389
Orissa Minerals Development Co. Ltd. (The)(a)	4,569	309,292
Page Industries Ltd.	56,188	24,242,575
Paisalo Digital Ltd.	4,958,518	3,745,182
Patel Engineering Ltd.(a)	2,415,150	1,788,116
PB Fintech Ltd.(a)	2,536,831	39,326,079

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
PCBL Ltd.	1,435,091	$4,052,483
Persistent Systems Ltd., NVS	950,086	38,836,132
Petronet LNG Ltd.	6,997,451	24,973,514
PG Electroplast Ltd.(a)	38,817	1,207,796
Phoenix Mills Ltd. (The)	902,281	33,542,166
PI Industries Ltd.	774,091	32,874,263
Pidilite Industries Ltd.	1,518,284	54,064,669
Piramal Enterprises Ltd.	1,030,904	9,838,927
Piramal Pharma Ltd., NVS(a)	5,565,332	9,902,738
PNB Housing Finance Ltd.(a)(b)	1,136,727	9,863,813
Polycab India Ltd.	455,759	36,924,886
Poonawalla Fincorp Ltd.	2,377,187	12,836,345
Power Finance Corp. Ltd.	13,449,223	79,532,380
Power Grid Corp. of India Ltd.	42,503,650	158,155,567
Praj Industries Ltd.	1,685,708	10,533,950
Procter & Gamble Health Ltd.	71,357	4,021,749
PTC India Ltd.	1,700,898	4,276,602
Punjab National Bank	19,837,331	30,826,047
PVR Inox Ltd.(a)	705,512	11,096,414
Quess Corp. Ltd.(b)	887,899	6,047,030
Radico Khaitan Ltd.	811,380	15,344,078
Railtel Corp. of India Ltd.	1,230,770	6,122,138
Rain Industries Ltd.	2,580,221	5,061,915
Rainbow Children’s Medicare Ltd.	342,904	5,346,091
Rajesh Exports Ltd.(a)	729,651	2,596,046
Rallis India Ltd.	1,396,046	4,299,675
Ramco Cements Ltd. (The)	1,161,670	10,338,445
Ramkrishna Forgings Ltd.	679,105	5,422,820
Ratnamani Metals & Tubes Ltd.	93,971	3,830,876
RattanIndia Enterprises Ltd.(a)	3,041,626	2,661,408
RattanIndia Power Ltd.(a)	20,819,995	4,787,721
Raymond Ltd.	435,233	11,530,309
RBL Bank Ltd.(b)	4,738,313	13,977,876
REC Ltd.	11,926,698	76,984,266
Redington Ltd.	5,577,312	13,280,705
Relaxo Footwears Ltd.	736,078	6,963,342
Reliance Industries Ltd.	27,500,563	943,431,101
Reliance Infrastructure Ltd.(a)	1,789,702	3,569,418
Reliance Power Ltd.(a)	30,101,911	8,873,007
Religare Enterprises Ltd.(a)	983,876	2,420,009
Rhi Magnesita India Ltd.	418,446	3,547,914
RITES Ltd.	425,989	3,568,858
Safari Industries India Ltd.	116,292	2,746,777
Samvardhana Motherson International Ltd.	23,217,218	42,230,289
Sanghvi Movers Ltd.	91,147	1,196,839
Sanofi India Ltd.	99,845	10,332,296
Sarda Energy & Minerals Ltd., NVS	934,415	2,507,028
Saregama India Ltd.	753,225	4,544,954
SBI Cards & Payment Services Ltd.	2,468,894	20,502,141
SBI Life Insurance Co. Ltd.(b)	4,353,321	72,352,519
Sheela Foam Ltd.(a)	353,810	3,760,273
Shipping Corp. of India Ltd.	1,370,687	4,043,960
Shree Cement Ltd.	93,332	27,602,773
Shree Renuka Sugars Ltd.(a)	8,466,764	4,081,963
Shriram Finance Ltd.	2,579,908	72,879,589
Shyam Metalics & Energy Ltd.	506,938	3,714,805
Siemens Ltd.	822,522	68,758,615
SJVN Ltd.	7,079,878	11,897,252
SKF India Ltd.	146,014	10,481,810
Sobha Ltd.	299,889	6,842,961
Solar Industries India Ltd.	190,520	21,387,815
Sona Blw Precision Forgings Ltd.(b)	3,703,509	28,935,361
Security	Shares	Value

India (continued)
Sonata Software Ltd.	1,774,680	$10,970,513
South Indian Bank Ltd. (The)	13,337,845	4,310,832
Spandana Sphoorty Financial Ltd.(a)	303,486	2,752,742
SRF Ltd.	1,420,439	37,695,763
Star Health & Allied Insurance Co. Ltd.(a)	939,727	5,860,154
State Bank of India	16,341,248	162,814,946
Sterling and Wilson Renewable(a)	863,040	7,274,465
Sterlite Technologies Ltd.	2,521,490	3,843,608
Strides Pharma Science Ltd.	851,910	8,794,109
Sula Vineyards Ltd., NVS	294,883	1,844,448
Sumitomo Chemical India Ltd.	1,213,488	6,752,973
Sun Pharma Advanced Research Co. Ltd.(a)	1,549,158	3,842,585
Sun Pharmaceutical Industries Ltd.	8,768,274	153,562,620
Sun TV Network Ltd.	1,110,649	8,748,022
Sundaram Finance Ltd.	414,300	21,280,764
Sundram Fasteners Ltd.	850,353	12,138,381
Sunteck Realty Ltd.	664,576	3,754,714
Supreme Industries Ltd.	572,678	36,296,700
Surya Roshni Ltd., NVS	444,963	3,103,817
Suven Pharmaceuticals Ltd.(a)	1,520,255	11,272,077
Suzlon Energy Ltd.(a)	80,866,569	46,334,831
Swan Energy Ltd.	960,082	6,620,119
Symphony Ltd.	227,100	2,950,380
Syngene International Ltd.(b)	1,335,422	10,764,714
Syrma SGS Technology Ltd.	480,876	2,775,516
Tanla Platforms Ltd.	718,176	7,919,097
Tata Chemicals Ltd.	1,337,141	16,513,809
Tata Communications Ltd.	1,002,576	21,391,367
Tata Consultancy Services Ltd.	8,185,627	360,715,407
Tata Consumer Products Ltd.	5,274,130	67,091,903
Tata Elxsi Ltd.	330,049	27,515,297
Tata Investment Corp. Ltd.	108,417	8,337,449
Tata Motors Ltd.	15,059,647	166,831,457
Tata Motors Ltd., Class A	4,147,049	30,800,384
Tata Power Co. Ltd. (The)	13,736,415	72,030,069
Tata Steel Ltd.	68,987,779	138,383,776
Tata Teleservices Maharashtra Ltd.(a)	5,037,583	4,510,815
TeamLease Services Ltd.(a)	121,289	4,242,539
Tech Mahindra Ltd.	4,963,478	73,352,183
Techno Electric & Engineering Co. Ltd.	219,953	3,737,459
Tejas Networks Ltd.(a)(b)	785,516	10,485,179
Texmaco Rail & Engineering Ltd.	1,562,343	3,723,384
Thermax Ltd.	135,108	8,748,059
Tilaknagar Industries Ltd.	568,666	1,568,200
Timken India Ltd.	228,165	10,811,949
Titagarh Rail System Ltd.	706,312	11,995,876
Titan Co. Ltd.	3,280,700	127,655,938
Torrent Pharmaceuticals Ltd.	932,112	30,144,776
Torrent Power Ltd.	1,127,471	20,285,259
Transformers & Rectifiers India Ltd.	108,106	906,590
Trent Ltd.	1,740,163	95,191,138
Trident Ltd.	15,569,558	6,817,158
Triveni Turbine Ltd.	1,069,865	7,530,124
TTK Prestige Ltd.	636,532	5,178,790
Tube Investments of India Ltd.	1,014,129	43,485,017
TV18 Broadcast Ltd.(a)	6,474,852	3,261,456
TVS Holdings Ltd.	14,282	1,969,448
TVS Motor Co. Ltd.	2,278,537	59,574,243
Ujjivan Small Finance Bank Ltd.(b)	6,348,552	3,791,459
UltraTech Cement Ltd.	1,058,604	125,871,533
Union Bank of India Ltd.	13,337,644	25,639,859
United Spirits Ltd.	2,905,344	40,451,655

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
UNO Minda Ltd.	1,545,342	$15,743,387
UPL Ltd.	4,347,342	26,514,936
Usha Martin Ltd.	1,242,527	5,440,296
UTI Asset Management Co. Ltd.	501,352	5,456,758
VA Tech Wabag Ltd.(a)	316,785	3,719,426
Valor Estate Ltd.(a)	1,278,968	3,123,938
Vardhman Textiles Ltd.	1,334,180	7,226,222
Varun Beverages Ltd.	4,433,181	75,852,532
Vedant Fashions Ltd.	126,381	1,579,550
Vedanta Ltd.	9,760,468	52,553,615
Vesuvius India Ltd.	29,955	1,968,147
V-Guard Industries Ltd.	2,184,275	9,706,727
Vinati Organics Ltd.	338,743	7,073,289
VIP Industries Ltd.	812,077	4,749,359
V-Mart Retail Ltd.(a)	124,072	3,118,254
Voltamp Transformers Ltd.	51,921	7,015,193
Voltas Ltd.	1,931,538	31,491,866
Waaree Renewable Technologies Ltd., NVS	101,586	2,912,324
Welspun Corp. Ltd.	1,413,677	9,343,462
Welspun Living Ltd.	3,366,553	5,505,203
Westlife Foodworld Ltd.	703,739	7,011,411
Whirlpool of India Ltd.	573,635	10,293,926
Wipro Ltd.	11,861,702	62,294,428
Wockhardt Ltd.(a)	413,823	2,631,075
Wonderla Holidays Ltd.	68,444	691,257
Yes Bank Ltd.(a)	125,885,519	34,751,098
Zee Entertainment Enterprises Ltd.(a)	7,665,204	13,675,621
Zen Technologies Ltd.	336,418	3,906,206
Zensar Technologies Ltd.	1,369,661	10,034,880
ZF Commercial Vehicle Control Systems
India Ltd.	8,689	1,812,400
Zomato Ltd.(a)	59,194,161	127,379,985
		15,299,960,382
Indonesia — 1.6%
Ace Hardware Indonesia Tbk PT	73,043,100	3,692,929
Adaro Energy Indonesia Tbk PT	132,497,000	22,585,642
AKR Corporindo Tbk PT	111,132,900	10,942,316
Amman Mineral Internasional PT(a)	58,694,528	43,614,549
Aneka Tambang Tbk	76,748,643	6,927,703
Astra Agro Lestari Tbk PT	6,280,200	2,270,534
Astra International Tbk PT	183,592,800	48,562,237
Astrindo Nusantara Infrastructure Tbk PT(a)	269,357,900	1,027,704
Bank Aladin Syariah Tbk PT(a)	52,180,500	2,922,108
Bank BTPN Syariah Tbk PT	27,826,200	1,994,924
Bank Central Asia Tbk PT	500,367,600	284,695,323
Bank Jago Tbk PT(a)	35,255,800	5,244,889
Bank Mandiri Persero Tbk PT	341,778,200	123,951,181
Bank Negara Indonesia Persero Tbk PT	134,049,000	36,374,055
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	24,167,519	1,502,104
Bank Rakyat Indonesia Persero Tbk PT	620,866,595	166,416,586
Bank Tabungan Negara Persero Tbk PT	53,781,176	4,060,541
Barito Pacific Tbk PT	264,570,615	17,383,299
Berkah Beton Sadaya Tbk PT(a)	179,871,000	498,104
BFI Finance Indonesia Tbk PT	80,082,700	5,002,089
Bukalapak.com PT Tbk(a)	602,350,400	4,835,905
Bukit Asam Tbk PT	41,102,900	6,318,837
Bumi Resources Minerals Tbk PT(a)	561,865,000	5,362,972
Bumi Resources Tbk PT(a)	705,724,300	3,962,161
Bumi Serpong Damai Tbk PT(a)	94,904,500	5,531,242
Chandra Asri Pacific Tbk PT	41,340,333	23,341,388
Charoen Pokphand Indonesia Tbk PT	70,862,700	22,676,064
Security	Shares	Value

Indonesia (continued)
Ciputra Development Tbk PT	101,033,127	$6,839,166
ESSA Industries Indonesia Tbk PT	78,828,500	3,741,119
GoTo Gojek Tokopedia Tbk PT(a)	7,637,446,200	30,706,902
Hanson International Tbk PT(a)(d)	783,666,700	—
Harum Energy Tbk PT(a)	29,984,600	2,583,289
Indah Kiat Pulp & Paper Tbk PT	25,480,000	14,306,684
Indika Energy Tbk PT	16,450,900	1,447,679
Indo Tambangraya Megah Tbk PT	3,941,200	6,057,321
Indocement Tunggal Prakarsa Tbk PT	14,705,100	5,868,036
Indofood CBP Sukses Makmur Tbk PT	21,133,300	12,679,980
Indofood Sukses Makmur Tbk PT	38,792,000	14,027,956
Industri Jamu Dan Farmasi Sido Muncul
Tbk PT	49,188,100	2,149,142
Inti Agri Resources Tbk PT(a)(d)	291,349,000	—
Japfa Comfeed Indonesia Tbk PT(a)	56,678,100	4,778,400
Jasa Marga Persero Tbk PT	23,401,780	6,883,724
Kalbe Farma Tbk PT	193,169,900	17,712,194
Medco Energi Internasional Tbk PT	76,340,380	6,598,485
Medikaloka Hermina Tbk PT	44,704,100	3,521,308
Merdeka Copper Gold Tbk PT(a)	102,821,685	17,096,775
Metro Healthcare Indonesia TBK PT(a)	257,644,800	1,363,536
Mitra Adiperkasa Tbk PT	99,857,300	7,813,238
Mitra Keluarga Karyasehat Tbk PT	6,294,179	1,119,396
Pabrik Kertas Tjiwi Kimia Tbk PT	15,255,800	8,120,780
Pakuwon Jati Tbk PT	204,872,300	4,977,201
Panin Financial Tbk PT(a)	184,962,600	3,918,762
Perusahaan Gas Negara Tbk PT	96,892,600	9,430,721
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	—
Sarana Menara Nusantara Tbk PT	209,566,000	8,903,336
Semen Indonesia Persero Tbk PT	30,695,509	6,592,451
Smartfren Telecom Tbk PT(a)	1,036,350,400	2,866,412
Sugih Energy Tbk PT(a)(d)	27,492,211	—
Sumber Alfaria Trijaya Tbk PT	157,206,100	25,636,687
Summarecon Agung Tbk PT	133,419,941	4,192,065
Surya Citra Media Tbk PT	260,750,700	2,406,930
Telkom Indonesia Persero Tbk PT	448,331,300	79,968,528
Trada Alam Minera Tbk PT(a)(d)	280,960,700	—
Transcoal Pacific Tbk PT	11,105,200	4,989,536
Unilever Indonesia Tbk PT	65,050,100	12,513,512
United Tractors Tbk PT	14,403,000	19,565,922
Waskita Karya Persero Tbk PT(a)(d)	135,029,644	1,258,892
XL Axiata Tbk PT	43,042,900	6,118,714
		1,230,452,165
Kuwait — 0.8%
Agility Public Warehousing Co. KSC	14,404,089	13,793,611
Al Ahli Bank of Kuwait KSCP	11,383,618	10,191,946
Arabi Group Holding KSC(a)	1,326,297	2,040,124
Arzan Financial Group for Financing &
Investment KPSC	3,941,357	2,414,780
Boubyan Bank KSCP	14,731,729	27,839,727
Boubyan Petrochemicals Co. KSCP	4,472,158	9,649,120
Boursa Kuwait Securities Co. KPSC	538,584	3,702,062
Gulf Bank KSCP	17,385,264	14,418,976
Gulf Cable & Electrical Industries Co. KSCP	1,055,838	4,266,707
Humansoft Holding Co. KSC	913,545	7,693,011
Jazeera Airways Co. KSCP	1,048,675	3,157,501
Kuwait Finance House KSCP	92,147,530	219,650,162
Kuwait International Bank KSCP	17,851,025	10,211,473
Kuwait Projects Co. Holding KSCP(a)	21,246,858	8,410,114
Kuwait Real Estate Co. KSC	6,828,990	4,840,827
Mabanee Co. KPSC	6,738,179	18,283,072
Mobile Telecommunications Co. KSCP	19,178,867	28,244,530

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait (continued)
National Bank of Kuwait SAKP	71,696,426	$200,409,794
National Industries Group Holding SAK	21,997,380	16,293,474
National Investments Co. KSCP	4,298,836	3,484,516
National Real Estate Co. KPSC(a)	10,329,994	3,146,297
Salhia Real Estate Co. KSCP	5,167,203	7,342,025
Shamal Az-Zour Al-Oula for the First Phase of
Az-Zour Power Plant KSC(a)	6,598,476	3,419,122
Warba Bank KSCP(a)	18,422,501	11,134,431
		634,037,402
Malaysia — 1.6%
AFFIN Bank Bhd(c)	3,521,700	1,885,423
Alliance Bank Malaysia Bhd	9,250,200	7,609,668
AMMB Holdings Bhd(c)	15,427,700	13,938,427
Axiata Group Bhd	25,016,600	14,897,904
Bermaz Auto Bhd	13,443,900	6,948,674
British American Tobacco Malaysia Bhd(c)	1,575,400	2,976,522
Bursa Malaysia Bhd	6,113,600	11,034,082
Carlsberg Brewery Malaysia Bhd	1,904,800	8,014,273
CELCOMDIGI Bhd	32,396,900	26,229,245
Chin Hin Group Bhd, NVS(a)	5,957,400	4,151,322
CIMB Group Holdings Bhd	59,305,600	86,348,525
CTOS Digital Bhd(c)	14,749,900	4,393,712
D&O Green Technologies Bhd(c)	6,358,100	4,982,270
Dialog Group Bhd	31,890,896	16,210,359
DRB-Hicom Bhd	10,575,000	3,010,516
Fraser & Neave Holdings Bhd	1,534,900	10,637,017
Frontken Corp. Bhd	13,107,600	11,870,827
Gamuda Bhd	17,339,600	22,360,606
Gas Malaysia Bhd	1,194,700	936,572
Genting Bhd	18,160,200	18,377,000
Genting Malaysia Bhd	26,164,200	14,757,582
Greatech Technology Bhd(a)(c)	4,829,900	5,201,612
Hartalega Holdings Bhd(a)	15,181,000	10,127,117
Heineken Malaysia Bhd	1,460,800	7,448,311
Hibiscus Petroleum Bhd	6,678,440	3,557,968
Hong Leong Bank Bhd	5,980,000	24,492,592
IHH Healthcare Bhd	16,542,700	21,754,687
IJM Corp. Bhd	27,175,300	15,923,646
Inari Amertron Bhd	25,894,700	17,934,294
IOI Corp. Bhd	22,745,700	18,484,281
IOI Properties Group Bhd	12,907,200	6,913,120
Kossan Rubber Industries Bhd	12,703,000	5,991,217
KPJ Healthcare Bhd(c)	30,915,400	12,498,255
Kuala Lumpur Kepong Bhd	3,980,900	17,661,021
Lotte Chemical Titan Holding Bhd(a)(b)(c)	5,556,700	1,286,765
Magnum Bhd	2,228,460	534,982
Malayan Banking Bhd	49,786,300	105,057,565
Malaysia Airports Holdings Bhd	7,215,800	15,244,019
Malaysia Building Society Bhd(a)(c)	35,688,900	6,762,027
Malaysian Pacific Industries Bhd(c)	957,000	7,554,528
Malaysian Resources Corp. Bhd(c)	32,690,900	4,572,573
Maxis Bhd(c)	21,606,400	16,682,321
Mega First Corp. Bhd	8,203,100	8,312,893
MISC Bhd	12,151,200	21,542,508
MR DIY Group M Bhd(b)	24,390,450	9,378,949
My EG Services Bhd	54,918,600	12,854,604
Nationgate Holdings Bhd, NVS	6,670,200	2,627,645
Nestle Malaysia Bhd(c)	565,000	15,316,337
Padini Holdings Bhd	4,020,000	3,228,298
Pentamaster Corp. Bhd	7,230,400	7,470,318
Petronas Chemicals Group Bhd(c)	23,861,900	34,051,246
Petronas Dagangan Bhd	2,794,200	11,753,805
Security	Shares	Value

Malaysia (continued)
Petronas Gas Bhd	7,089,000	$27,500,561
PPB Group Bhd	6,458,020	20,250,770
Press Metal Aluminium Holdings Bhd	32,994,000	39,253,537
Public Bank Bhd	131,594,800	114,670,596
QL Resources Bhd	11,617,543	15,558,139
RHB Bank Bhd	11,990,966	13,997,189
Sam Engineering & Equipment M Bhd	1,076,200	1,362,684
Scientex Bhd	8,883,800	8,266,634
Sime Darby Bhd	24,720,200	14,614,528
Sime Darby Plantation Bhd	18,594,300	16,798,929
Sime Darby Property Bhd(c)	38,526,100	10,181,277
SP Setia Bhd Group(c)	21,527,100	6,652,921
Sports Toto Bhd	8,781,129	3,134,119
Sunway REIT(c)	24,733,700	8,092,181
Supermax Corp. Bhd(c)	16,154,527	3,037,339
Telekom Malaysia Bhd	9,804,800	12,954,045
Tenaga Nasional Bhd	23,301,900	64,554,233
TIME dotCom Bhd(c)	12,757,700	14,310,741
Top Glove Corp. Bhd(a)	45,493,600	10,161,987
UEM Sunrise Bhd(c)	15,026,200	3,717,671
United Plantations Bhd	584,100	3,119,667
UWC Bhd(a)(c)	4,791,400	3,282,490
ViTrox Corp. Bhd(c)	3,724,800	5,998,297
VS Industry Bhd(c)	33,605,150	7,579,471
Yinson Holdings Bhd	16,226,960	7,997,992
YTL Corp. Bhd	29,850,600	22,855,406
YTL Power International Bhd	22,035,800	23,096,749
		1,226,790,183
Mexico — 2.4%
Alfa SAB de CV, Class A	25,379,300	17,651,003
Alsea SAB de CV	5,071,395	20,182,158
America Movil SAB de CV	166,559,038	154,322,228
Arca Continental SAB de CV	4,457,679	45,468,772
Banco del Bajio SA(b)	7,399,097	25,568,565
Bolsa Mexicana de Valores SAB de CV	3,721,078	6,820,825
Cemex SAB de CV, NVS(a)	134,727,983	101,404,317
Coca-Cola Femsa SAB de CV	4,472,000	41,727,069
Controladora Vuela Cia. de Aviacion SAB de
CV, Class A(a)(c)	7,749,559	6,193,618
Corp Inmobiliaria Vesta SAB de CV	6,657,410	23,158,597
FIBRA Macquarie Mexico(b)(c)	10,653,320	19,961,043
Fibra Uno Administracion SA de CV	27,937,700	39,881,596
Fomento Economico Mexicano SAB de CV	17,487,462	200,513,415
GCC SAB de CV	1,714,057	18,682,731
Genomma Lab Internacional SAB de CV,
Class B	8,734,724	9,148,383
Gentera SAB de CV	10,939,492	16,976,797
Gruma SAB de CV, Class B	1,795,660	34,851,669
Grupo Aeroportuario del Centro Norte SAB de
CV, Class B	2,648,573	27,037,565
Grupo Aeroportuario del Pacifico SAB de CV,
Class B	3,523,606	66,297,748
Grupo Aeroportuario del Sureste SAB de CV,
Class B	1,681,105	56,533,243
Grupo Bimbo SAB de CV, Series A	12,198,102	45,933,854
Grupo Carso SAB de CV, Series A1	4,936,936	38,136,023
Grupo Financiero Banorte SAB de CV, Class O	23,381,478	222,383,468
Grupo Financiero Inbursa SAB de CV,
Class O(a)	18,089,442	48,607,412
Grupo Mexico SAB de CV, Series B	27,973,920	172,923,392
Grupo Televisa SAB, CPO	20,878,756	13,671,823
Industrias Penoles SAB de CV(a)	1,702,965	26,951,944

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Kimberly-Clark de Mexico SAB de CV, Class A	13,732,675	$28,806,525
La Comer SAB de CV	5,555,096	12,428,694
Megacable Holdings SAB de CV, CPO	1,648,616	5,202,422
Nemak SAB de CV(a)(b)	16,803,724	3,268,340
Operadora De Sites Mexicanos SAB de CV	12,703,895	13,230,650
Orbia Advance Corp. SAB de CV	9,027,483	14,717,248
Prologis Property Mexico SA de CV	6,774,389	27,570,304
Promotora y Operadora de Infraestructura SAB
de CV	1,812,410	19,897,894
Qualitas Controladora SAB de CV	1,854,178	23,898,367
Regional SAB de CV	2,169,347	18,836,425
TF Administradora Industrial S de Real
de CV(c)	8,571,849	19,314,637
Wal-Mart de Mexico SAB de CV	46,666,876	175,456,342
		1,863,617,106
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	1,601,238	28,662,160
Credicorp Ltd.	612,130	101,197,332
Intercorp Financial Services Inc.	108,386	2,608,851
Southern Copper Corp.	774,803	91,914,880
		224,383,223
Philippines — 0.6%
ACEN Corp.	24,365,000	1,998,496
Alliance Global Group Inc.	40,547,800	6,423,071
Ayala Corp.	2,257,695	22,987,445
Ayala Land Inc.	63,729,040	28,659,029
Bank of the Philippine Islands	18,157,448	37,295,373
BDO Unibank Inc.	22,334,185	49,614,560
Bloomberry Resorts Corp.(a)	46,347,800	8,395,193
Cebu Air Inc.(a)	373,430	166,550
Converge Information and Communications
Technology Solutions Inc.(a)	20,782,500	3,831,719
D&L Industries Inc.	35,417,800	3,804,036
DMCI Holdings Inc.	37,947,300	7,716,556
GT Capital Holdings Inc.	940,580	9,675,117
International Container Terminal Services Inc.	9,230,580	53,881,855
JG Summit Holdings Inc.	29,369,201	15,557,847
Jollibee Foods Corp.	4,316,900	15,987,248
Manila Electric Co.	1,991,560	12,496,597
Manila Water Co. Inc.	13,037,800	6,193,623
Megaworld Corp.	118,815,200	3,654,603
Metropolitan Bank & Trust Co.	16,115,543	17,106,842
PLDT Inc.	683,425	17,286,026
Puregold Price Club Inc.	10,067,150	4,335,136
Robinsons Land Corp.	23,788,913	6,612,925
Security Bank Corp.	3,394,470	4,274,990
Semirara Mining & Power Corp., Class A	8,233,000	4,774,891
SM Investments Corp.	2,271,622	33,804,377
SM Prime Holdings Inc.	94,150,896	43,417,325
Universal Robina Corp.	8,303,090	15,181,658
Wilcon Depot Inc.	13,466,200	4,602,256
		439,735,344
Poland — 1.0%
Alior Bank SA	859,565	20,882,556
Allegro.eu SA (a)(b)	5,015,142	48,259,076
AmRest Holdings SE(a)(c)	821,627	5,349,664
Asseco Poland SA	580,734	12,205,086
Bank Millennium SA(a)	6,557,644	14,959,257
Bank Polska Kasa Opieki SA	1,670,457	68,037,969
Budimex SA	134,172	25,490,369
CCC SA(a)(c)	401,594	13,659,876
Security	Shares	Value

Poland (continued)
CD Projekt SA(c)	582,636	$19,310,088
Cyfrowy Polsat SA(a)(c)	2,328,160	7,406,974
Dino Polska SA(a)(b)(c)	438,821	43,727,859
Enea SA(a)	2,773,041	7,229,215
Eurocash SA	1,022,679	3,489,344
Grupa Azoty SA(a)(c)	507,937	2,862,220
Grupa Kety SA	58,383	12,827,121
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	560,628	4,061,129
KGHM Polska Miedz SA	1,227,156	47,678,624
KRUK SA	169,185	19,650,100
LPP SA	10,299	45,488,327
mBank SA(a)	146,098	23,325,716
Orange Polska SA	5,602,223	11,686,427
ORLEN SA	5,125,001	83,017,295
Pepco Group NV(a)	1,579,919	9,803,476
PGE Polska Grupa Energetyczna SA(a)	8,013,597	13,842,836
Powszechna Kasa Oszczednosci Bank
Polski SA	7,833,234	118,692,052
Powszechny Zaklad Ubezpieczen SA	5,323,306	67,749,810
Santander Bank Polska SA	333,093	42,948,824
Tauron Polska Energia SA(a)	10,723,471	11,018,952
Warsaw Stock Exchange(c)	467,667	5,381,581
XTB SA(b)	151,163	2,536,363
		812,578,186
Qatar — 0.7%
Al Meera Consumer Goods Co. QSC	1,404,893	5,048,997
Baladna	10,961,312	3,924,313
Barwa Real Estate Co.	15,689,470	12,169,301
Commercial Bank PSQC (The)	30,382,675	32,340,616
Doha Bank QPSC	15,440,276	5,814,890
Dukhan Bank	11,858,078	11,525,931
Estithmar Holding QPSC(a)	9,568,620	5,113,018
Gulf International Services QSC	9,147,989	7,939,326
Industries Qatar QSC	14,069,277	44,646,593
Masraf Al Rayan QSC	51,335,903	32,494,637
Mesaieed Petrochemical Holding Co.	45,762,902	21,750,216
Ooredoo QPSC	7,048,134	18,187,685
Qatar Aluminum Manufacturing Co.	28,593,361	10,588,549
Qatar Electricity & Water Co. QSC	4,726,539	19,471,683
Qatar Fuel QSC	3,661,760	13,511,473
Qatar Gas Transport Co. Ltd.	22,487,466	24,607,775
Qatar International Islamic Bank QSC	9,305,035	25,604,099
Qatar Islamic Bank SAQ	15,859,849	75,132,522
Qatar National Bank QPSC	42,752,013	158,737,505
Qatar Navigation QSC	6,693,724	19,832,712
United Development Co. QSC	21,970,801	6,981,394
Vodafone Qatar QSC	26,608,047	12,241,556
		567,664,791
Russia — 0.0%
Aeroflot PJSC(a)(d)	12,448,217	1,377
Alrosa PJSC(d)	22,555,750	2,494
Credit Bank of Moscow PJSC(a)(d)	131,641,331	14,558
Detsky Mir PJSC(a)(b)(d)	5,639,776	624
Federal Grid Co. Rosseti PJSC(a)(d)	2,175,770,000	241
Gazprom PJSC(a)(d)	101,307,770	11,204
Globaltrans Investment PLC, GDR(a)(d)(f)	1,523,220	168
GMK Norilskiy Nickel PAO(d)	54,217,000	60
Inter RAO UES PJSC(d)	270,997,905	29,969
LSR Group PJSC, Class A(d)	498,324	55
LUKOIL PJSC(a)(d)	3,545,225	392
Mobile TeleSystems PJSC(a)(d)	7,617,292	842

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,320,031	$1,362
Novatek PJSC(a)(d)	7,792,960	862
Novolipetsk Steel PJSC(a)(d)	12,759,568	1,411
OGK-2 PJSC(d)	319,608,000	35,345
Ozon Holdings PLC, ADR(a)(d)	453,223	50
PhosAgro PJSC(a)(d)	409,067	45
PhosAgro PJSC, GDR(d)(f)	1	—
PhosAgro PJSC, New(a)(d)	7,905	79
Polyus PJSC(a)(d)	290,787	32
Ros Agro PLC, GDR(a)(d)(f)	300,309	33
Rosneft Oil Co. PJSC(a)(d)	9,721,202	1,075
Rostelecom PJSC(d)	8,098,021	896
Sberbank of Russia PJSC(d)	91,862,230	10,159
Segezha Group PJSC(a)(b)(d)	34,454,100	3,810
Severstal PAO(a)(d)	1,835,503	203
Sistema AFK PAO(d)	30,748,700	3,401
Sovcomflot PJSC(d)	4,464,400	494
Surgutneftegas PJSC(a)(d)	60,550,132	6,696
Tatneft PJSC(a)(d)	11,775,415	1,302
TCS Group Holding PLC, GDR(a)(d)(f)	1,042,828	115
Unipro PJSC(a)(d)	160,829,082	17,786
United Co. RUSAL International PJSC(a)(d)	26,465,860	2,927
VK Co. Ltd.(a)(d)(f)	956,753	106
VTB Bank PJSC(a)(d)	25,685,534,000	2,841
X5 Retail Group NV, GDR(a)(d)(f)	1,023,928	113
Yandex NV(a)(d)	2,640,123	292
		153,419
Saudi Arabia — 3.8%
Abdullah Al Othaim Markets Co.	4,322,820	12,947,065
ACWA Power Co.	1,260,464	135,484,370
Ades Holding Co.(a)	2,618,146	12,606,638
Advanced Petrochemical Co.	1,217,444	13,052,120
Al Babtain Power & Telecommunication Co.	189,873	1,769,680
Al Hammadi Holding	849,161	10,947,799
Al Jouf Agricultural Development Co.	48,088	809,935
Al Masane Al Kobra Mining Co.	629,262	10,552,352
Al Moammar Information Systems Co.	206,226	7,986,801
Al Rajhi Bank	17,732,072	361,196,804
Al Rajhi Co. for Co-operative Insurance(a)	341,939	13,796,308
Al-Dawaa Medical Services Co.	186,031	4,460,766
Aldrees Petroleum and Transport Services Co.	504,777	15,043,223
Alinma Bank	11,207,613	91,592,312
AlKhorayef Water & Power Technologies Co.(a)	122,149	5,243,285
Almarai Co. JSC	2,302,330	32,103,836
Almunajem Foods Co.	159,358	4,548,603
Alujain Corp.(a)	558,494	6,123,778
Arab National Bank	7,899,464	41,644,537
Arabian Cement Co./Saudi Arabia	820,991	6,495,263
Arabian Contracting Services Co.	182,755	9,885,056
Arabian Internet & Communications
Services Co.	237,524	16,759,730
Arriyadh Development Co.	1,497,024	8,686,486
Astra Industrial Group	404,315	16,492,973
Bank AlBilad	5,689,032	49,375,929
Bank Al-Jazira(a)	4,598,928	18,453,451
Banque Saudi Fransi	5,455,309	48,854,997
BinDawood Holding Co.	1,045,702	2,138,410
Bupa Arabia for Cooperative Insurance Co.	746,827	45,995,957
Catrion Catering Holding Co.	458,270	13,601,238
City Cement Co.	975,392	4,780,085
Co. for Cooperative Insurance (The)	745,758	26,220,408
Dallah Healthcare Co.	334,982	14,810,699
Security	Shares	Value

Saudi Arabia (continued)
Dar Al Arkan Real Estate Development Co.(a)	4,914,959	$15,646,309
Dr Sulaiman Al Habib Medical Services
Group Co.	806,348	57,408,370
East Pipes Integrated Co. for Industry, NVS	73,275	2,938,152
Eastern Province Cement Co.	668,387	5,818,337
Electrical Industries Co.	4,777,776	6,936,526
Elm Co.	222,709	47,555,042
Emaar Economic City(a)	4,083,347	7,327,342
Etihad Atheeb Telecommunication Co.(a)	186,892	5,321,691
Etihad Etisalat Co.	3,532,550	44,233,226
First Milling Co., NVS	156,640	2,967,813
Herfy Food Services Co.(a)	377,169	2,883,049
Jahez International Co., NVS(a)	540,582	4,486,254
Jamjoom Pharmaceuticals Factory Co., NVS	186,326	6,609,246
Jarir Marketing Co.	5,404,392	18,377,744
Leejam Sports Co. JSC	283,499	14,977,908
Lumi Rental Co.(a)	163,765	3,649,354
Maharah Human Resources Co.	2,107,402	3,285,577
Mediterranean and Gulf Cooperative Insurance
and Reinsurance Co. (The)(a)	326,281	2,556,680
Middle East Healthcare Co.(a)	404,968	7,903,500
Middle East Paper Co.	502,241	5,399,965
Mobile Telecommunications Co. Saudi Arabia	3,950,803	11,902,865
Mouwasat Medical Services Co.	941,738	26,865,909
Nahdi Medical Co.	344,681	12,086,812
National Agriculture Development Co. (The)(a)	1,821,721	14,425,338
National Co. for Learning & Education	40,728	1,724,373
National Gas & Industrialization Co.	478,450	10,763,399
National Industrialization Co.(a)	3,033,732	9,514,633
National Medical Care Co.	278,384	13,751,690
Perfect Presentation For Commercial Services
Co., NVS(a)	339,967	2,769,081
Power & Water Utility Co. for Jubail & Yanbu	550,712	8,631,350
Qassim Cement Co. (The)	548,522	8,434,241
Retal Urban Development Co., NVS	1,335,466	3,434,990
Riyad Bank	13,225,467	86,267,535
SABIC Agri-Nutrients Co.	2,090,841	59,225,687
Sahara International Petrochemical Co.	3,287,774	26,165,797
SAL Saudi Logistics Services	209,257	14,372,877
Saudi Advanced Industries Co.	287,437	3,431,750
Saudi Arabian Mining Co.(a)	11,661,510	143,910,884
Saudi Arabian Oil Co.(b)	23,371,704	180,681,243
Saudi Aramco Base Oil Co.	410,120	14,268,229
Saudi Automotive Services Co.	250,138	4,505,279
Saudi Awwal Bank	8,976,230	91,786,517
Saudi Basic Industries Corp.	8,052,171	163,511,167
Saudi Cement Co.	708,277	8,469,412
Saudi Ceramic Co.(a)	519,972	4,733,476
Saudi Chemical Co. Holding	3,332,261	8,191,390
Saudi Electricity Co.	7,510,277	33,541,776
Saudi Ground Services Co.(a)	1,162,347	15,842,392
Saudi Industrial Investment Group	2,998,215	17,154,609
Saudi Investment Bank (The)	5,439,502	18,150,024
Saudi Kayan Petrochemical Co.(a)	6,667,389	14,167,779
Saudi National Bank (The)	26,522,318	240,859,701
Saudi Paper Manufacturing Co.	82,080	1,759,466
Saudi Pharmaceutical Industries & Medical
Appliances Corp.(a)	761,382	6,343,833
Saudi Real Estate Co.(a)	2,149,403	11,068,746
Saudi Research & Media Group(a)	354,843	19,345,167
Saudi Steel Pipe Co.(a)	102,563	1,997,782
Saudi Tadawul Group Holding Co.	442,207	27,953,564

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Telecom Co.	18,046,036	$173,209,613
Saudia Dairy & Foodstuff Co.	186,795	16,783,511
Savola Group (The)(a)	2,313,714	26,674,997
Seera Group Holding(a)	1,759,017	11,248,127
Southern Province Cement Co.	709,066	7,086,260
Theeb Rent A Car Co.	340,184	5,686,815
United Electronics Co.	479,540	11,422,779
United International Transportation Co.	495,607	10,086,745
Yamama Cement Co.	1,261,502	10,850,978
Yanbu Cement Co.	1,017,940	7,775,610
Yanbu National Petrochemical Co.	2,363,354	22,828,371
		2,976,407,548
South Africa — 2.8%
Absa Group Ltd.	7,541,086	59,883,088
Adcock Ingram Holdings Ltd.	784,597	2,371,542
AECI Ltd.	1,415,190	7,255,743
African Rainbow Minerals Ltd.	1,057,984	12,809,059
Anglo American Platinum Ltd.(c)	587,202	19,262,864
Anglogold Ashanti PLC, NVS	3,750,060	89,996,361
Aspen Pharmacare Holdings Ltd.	3,411,676	42,200,534
AVI Ltd.	2,475,287	11,177,993
Barloworld Ltd.	1,732,262	8,315,042
Bid Corp. Ltd.	3,084,995	68,291,952
Bidvest Group Ltd. (The)	2,695,745	35,244,925
Capitec Bank Holdings Ltd.	784,452	89,026,431
Clicks Group Ltd.	2,231,923	35,031,771
Coronation Fund Managers Ltd.	3,025,142	5,599,371
DataTec Ltd.(c)	2,139,685	4,247,477
Dis-Chem Pharmacies Ltd.(b)	4,422,197	7,363,658
Discovery Ltd.	4,833,970	28,226,679
DRDGOLD Ltd.	5,450,845	4,622,445
Equites Property Fund Ltd.(c)	9,250,653	6,420,824
Exxaro Resources Ltd.	2,256,014	21,855,838
FirstRand Ltd.	45,076,391	156,384,974
Fortress Real Estate Investments Ltd., Series B,
Class B	12,693,310	10,203,299
Foschini Group Ltd. (The)	2,986,687	15,104,353
Gold Fields Ltd.	8,050,656	126,708,784
Grindrod Ltd.	7,242,799	5,205,099
Growthpoint Properties Ltd.	33,228,935	19,440,298
Harmony Gold Mining Co. Ltd.	5,177,541	47,476,693
Impala Platinum Holdings Ltd.	8,004,794	41,235,497
Investec Ltd.	2,687,677	17,604,034
JSE Ltd.	1,076,355	5,273,767
Kumba Iron Ore Ltd.(c)	589,203	15,377,304
Life Healthcare Group Holdings Ltd.	12,671,300	7,467,197
Momentum Metropolitan Holdings	10,499,663	11,894,215
Motus Holdings Ltd.	1,495,187	6,855,494
Mr. Price Group Ltd.	2,232,612	21,096,014
MTN Group Ltd.	15,269,343	66,999,703
MultiChoice Group(a)(c)	2,485,930	14,894,406
Naspers Ltd., Class N	1,612,849	319,719,950
Nedbank Group Ltd.	3,877,816	47,165,472
NEPI Rockcastle NV	4,820,978	33,316,974
Netcare Ltd.	10,453,026	6,298,495
Ninety One Ltd.	2,521,781	5,330,845
Northam Platinum Holdings Ltd.	3,224,256	22,265,131
Oceana Group Ltd.	799,025	3,117,631
Old Mutual Ltd.	45,098,017	25,519,932
Omnia Holdings Ltd.	1,516,690	4,531,096
OUTsurance Group Ltd., NVS	6,958,124	14,834,861
Pepkor Holdings Ltd.(b)	13,884,789	12,621,661
Security	Shares	Value

South Africa (continued)
Pick n Pay Stores Ltd.(c)	3,580,582	$4,734,717
Redefine Properties Ltd.(c)	57,935,570	11,136,358
Reinet Investments SCA	1,301,164	32,791,272
Remgro Ltd.	4,533,669	29,130,362
Resilient REIT Ltd.	4,577,485	10,392,853
Reunert Ltd.	1,983,858	7,223,630
Sanlam Ltd.	16,069,187	60,598,414
Santam Ltd.	273,554	4,349,341
Sappi Ltd.(c)	5,099,053	14,659,354
Sasol Ltd.	5,166,867	34,328,652
Shoprite Holdings Ltd.	4,562,825	60,665,816
Sibanye Stillwater Ltd.	25,452,730	32,125,105
SPAR Group Ltd. (The)(a)	1,654,472	9,157,945
Standard Bank Group Ltd.	11,959,451	114,249,070
Super Group Ltd./South Africa	4,424,518	6,385,344
Telkom SA SOC Ltd.(a)	3,242,514	4,097,806
Thungela Resources Ltd.	1,187,660	8,503,608
Tiger Brands Ltd.	1,436,747	14,879,325
Truworths International Ltd.	3,234,773	13,147,156
Vodacom Group Ltd.	5,622,205	27,669,569
Vukile Property Fund Ltd.	11,712,006	9,146,400
Wilson Bayly Holmes-Ovcon Ltd.	688,068	5,519,928
Woolworths Holdings Ltd./South Africa	8,808,458	25,532,102
		2,183,570,903
South Korea — 11.2%
ABLBio Inc.(a)(c)	378,134	6,220,285
Advanced Nano Products Co. Ltd.(c)	85,647	6,835,654
Ahnlab Inc.(c)	65,640	3,013,934
Alteogen Inc.(a)	356,912	48,118,096
Amorepacific Corp.	261,017	36,664,778
Amorepacific Group	261,577	7,245,223
Ananti Inc.(a)(c)	893,122	3,878,428
APR Corp./Korea(a)	18,327	4,890,995
Asiana Airlines Inc.(a)	435,531	3,437,083
BGF retail Co. Ltd.	73,979	6,234,067
BH Co. Ltd.(c)	281,691	5,408,467
Bioneer Corp.(a)(c)	223,061	5,156,377
BNK Financial Group Inc.	2,081,802	12,751,000
Boryung(c)	408,246	3,036,726
Canariabio Inc.(a)(c)(d)	709,241	509,180
Caregen Co. Ltd.(c)	113,042	1,756,487
Cellivery Therapeutics Inc.(a)(c)(d)	290,576	1,051,450
Celltrion Inc.	1,370,839	174,989,473
Celltrion Pharm Inc.(a)(c)	170,391	11,026,719
Chabiotech Co. Ltd.(a)(c)	525,626	6,464,996
Cheil Worldwide Inc.	476,406	6,441,595
Cheryong Electric Co. Ltd.	71,326	3,786,401
Chong Kun Dang Pharmaceutical Corp.(c)	88,829	6,726,845
Chunbo Co. Ltd.(a)(c)	48,344	2,576,653
CJ CGV Co. Ltd.(a)	706,271	2,908,004
CJ CheilJedang Corp.	69,355	17,562,875
CJ Corp.(c)	122,390	12,260,897
CJ ENM Co. Ltd.(a)	97,474	6,302,081
CJ Logistics Corp.	88,884	6,671,419
Classys Inc.	203,326	7,273,430
Com2uSCorp.	42,331	1,234,299
Cosmax Inc.	82,484	10,162,905
CosmoAM&T Co. Ltd.(a)	225,049	25,441,683
Cosmochemical Co. Ltd.(a)(c)	273,721	5,807,927
Coway Co. Ltd.	448,273	18,357,735
Creative & Innovative System(a)	574,298	4,573,764
CS Wind Corp.	227,957	8,738,992

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Cuckoo Homesys Co. Ltd.	41,396	$630,198
Curexo Inc.(a)	45,023	340,038
Daeduck Electronics Co. Ltd./New	361,129	6,086,358
Daejoo Electronic Materials Co. Ltd.(a)(c)	128,302	10,849,665
Daesang Corp.	308,337	5,255,585
Daewoo Engineering & Construction Co. Ltd.(a)	1,924,857	5,097,593
Daewoong Co. Ltd.	204,307	2,417,669
Daewoong Pharmaceutical Co. Ltd.	54,737	4,235,523
Daishin Securities Co. Ltd.	439,020	4,792,966
Daou Technology Inc.	317,670	4,534,298
Dawonsys Co. Ltd.(a)	151,296	1,283,679
DB HiTek Co. Ltd.(c)	272,243	8,017,448
DB Insurance Co. Ltd.	428,667	32,127,495
Dentium Co. Ltd.	72,028	5,864,448
Devsisters Co. Ltd.(a)(c)	78,823	3,019,050
DGB Financial Group Inc.	1,167,611	6,962,308
DI Dong Il Corp.	98,580	1,787,991
DL E&C Co. Ltd.	271,497	6,686,102
DL Holdings Co. Ltd.	118,530	4,760,612
Dong-A Socio Holdings Co. Ltd.	42,215	3,076,446
Dong-A ST Co. Ltd.(c)	83,392	3,657,303
Dongjin Semichem Co. Ltd.(c)	330,296	10,058,562
DongKook Pharmaceutical Co. Ltd.(c)	316,630	4,412,028
Dongkuk Steel Mill Co. Ltd/New	516,139	3,913,293
Dongsuh Companies Inc.(c)	373,255	5,063,008
Dongwha Enterprise Co. Ltd.(a)(c)	155,102	1,895,717
Dongwon F&B Co. Ltd.	59,970	1,725,341
Doosan Bobcat Inc.	497,837	20,817,348
Doosan Co. Ltd.	73,142	10,903,399
Doosan Enerbility Co. Ltd.(a)	3,997,895	60,286,049
Doosan Fuel Cell Co. Ltd.(a)(c)	438,151	7,786,133
Doosan Tesna Inc.	99,876	3,139,054
DoubleUGames Co. Ltd.	131,490	4,205,947
Douzone Bizon Co. Ltd.	190,644	8,493,474
Dreamtech Co. Ltd.	259,099	1,694,297
Duk San Neolux Co. Ltd.(a)	147,342	4,833,484
Ecopro BM Co. Ltd.(a)(c)	444,587	62,085,608
Ecopro Co. Ltd.(a)(c)	902,200	61,968,645
Ecopro HN Co. Ltd.	112,575	5,318,260
Ecopro Materials Co. Ltd.(a)	102,897	5,945,915
E-MART Inc.	148,348	6,588,695
EMRO Inc., NVS(a)	60,618	3,317,054
EM-Tech Co. Ltd.	135,628	3,086,783
Enchem Co. Ltd.(a)(c)	96,340	20,623,753
Eo Technics Co. Ltd.(c)	83,621	11,916,256
ESR Kendall Square REIT Co. Ltd.	840,956	2,936,940
Eugene Technology Co. Ltd.(c)	174,929	6,446,798
F&F Co. Ltd./New	136,955	6,644,916
Fila Holdings Corp.(c)	435,239	12,415,550
Foosung Co. Ltd.(a)(c)	675,562	3,687,436
Gaonchips Co. Ltd.(a)	46,501	2,826,919
GC Cell Corp.	117,005	2,870,904
GemVax & Kael Co. Ltd.(a)	250,814	1,994,053
Genesis Development Holdings Co. Ltd.(a)(d)	49,111	—
GOLFZON Co. Ltd.(c)	49,274	2,600,340
Grand Korea Leisure Co. Ltd.(c)	403,146	3,931,433
Green Cross Corp.	56,428	4,695,568
Green Cross Holdings Corp.(c)	215,318	2,174,054
GS Engineering & Construction Corp.(a)	591,938	6,420,334
GS Holdings Corp.	350,748	11,073,639
GS Retail Co. Ltd.(c)	389,924	5,600,268
HAESUNG DS Co. Ltd.	121,858	4,079,079
Security	Shares	Value

South Korea (continued)
Hana Financial Group Inc.	2,630,588	$117,470,472
Hana Materials Inc.(c)	103,591	3,762,310
Hana Micron Inc.(c)	358,312	5,507,733
Hana Tour Service Inc.	152,160	6,298,183
Hanall Biopharma Co. Ltd.(a)(c)	335,256	7,665,180
Hancom Inc.(c)	140,740	2,652,340
Handsome Co. Ltd.	102,911	1,334,285
Hanil Cement Co. Ltd./New	297,096	2,982,396
Hanjin Kal Corp.	154,565	7,135,178
Hankook & Co. Co. Ltd.	310,160	3,376,068
Hankook Tire & Technology Co. Ltd.	658,091	20,852,803
Hanmi Pharm Co. Ltd.	61,004	12,511,432
Hanmi Science Co. Ltd.	196,076	4,478,368
Hanmi Semiconductor Co. Ltd.	401,828	47,297,798
Hanon Systems	1,729,424	6,266,827
Hansae Co. Ltd.(c)	213,969	3,669,417
Hansol Chemical Co. Ltd.(c)	81,859	11,246,115
Hanssem Co. Ltd.	99,882	4,206,472
Hanwha Aerospace Co. Ltd.	324,135	48,342,693
Hanwha Corp.(c)	331,143	6,502,178
Hanwha Engine(a)(c)	509,626	4,617,715
Hanwha Investment & Securities Co. Ltd.(a)	1,164,703	2,743,148
Hanwha Life Insurance Co. Ltd.(c)	3,280,585	6,666,271
Hanwha Ocean Co. Ltd.(a)	730,548	15,717,851
Hanwha Solutions Corp.	970,723	22,286,223
Hanwha Systems Co. Ltd.	728,615	9,224,642
HD Hyundai Co. Ltd.	388,340	19,353,213
HD Hyundai Construction Equipment Co. Ltd	125,059	5,171,601
HD Hyundai Electric Co. Ltd.	202,116	43,900,653
HD Hyundai Heavy Industries Co. Ltd.(a)	197,825	18,464,390
HD Hyundai Infracore Co. Ltd.	1,198,168	7,224,000
HD Hyundai Mipo(a)	217,140	11,385,015
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd.(a)	379,590	35,864,640
HDC Hyundai Development Co-Engineering &
Construction, Class E	418,874	5,315,823
Hite Jinro Co. Ltd.	370,012	5,384,481
HK inno N Corp.(c)	134,118	3,745,096
HL Mando Co. Ltd.	283,188	8,914,383
HLB Inc.(a)(c)	1,064,887	47,247,400
HLB Life Science Co. Ltd.(a)(c)	841,102	6,121,743
Hlb Pharma Ceutical Co. Ltd.(a)	285,966	4,585,205
HLB Therapeutics Co. Ltd.(a)	674,669	4,127,295
HMM Co. Ltd.	2,162,825	28,268,597
Hotel Shilla Co. Ltd.	271,573	11,216,561
HPSP Co. Ltd.(c)	342,564	10,608,542
Hugel Inc.(a)(c)	68,524	9,465,987
HYBE Co. Ltd.(c)	189,960	27,563,579
Hyosung Advanced Materials Corp.	25,906	6,955,653
Hyosung Corp.	104,277	4,515,592
Hyosung Heavy Industries Corp.	44,893	14,353,304
Hyosung TNC Corp.(c)	25,715	7,504,511
Hyundai Bioscience Co. Ltd.(a)(c)	356,059	5,204,602
Hyundai Department Store Co. Ltd.	153,580	5,526,774
Hyundai Elevator Co. Ltd.(c)	265,073	7,713,855
Hyundai Engineering & Construction Co. Ltd.	592,570	14,219,115
Hyundai Glovis Co. Ltd.	163,542	21,285,815
Hyundai Home Shopping Network Corp.	31,548	1,195,539
Hyundai Marine & Fire Insurance Co. Ltd.	504,436	11,961,935
Hyundai Mobis Co. Ltd.	536,928	83,715,063
Hyundai Motor Co.	1,226,568	225,079,892
Hyundai Rotem Co. Ltd.	687,605	17,908,875

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Steel Co.	747,635	$16,057,344
Hyundai Wia Corp.	176,976	7,138,879
Il Dong Pharmaceutical Co. Ltd.(a)	43,649	431,036
Iljin Electric Co. Ltd.	166,230	3,283,659
Iljin Hysolus Co. Ltd.(a)(c)	127,678	2,299,498
Industrial Bank of Korea	2,171,766	21,615,966
Innocean Worldwide Inc.	208,722	3,286,748
Innox Advanced Materials Co. Ltd.	156,819	3,764,733
Intellian Technologies Inc.(c)	99,553	4,242,917
IS Dongseo Co. Ltd.	171,085	3,160,384
ISC Co. Ltd.(c)	104,187	5,764,250
i-SENS Inc.	4,720	60,190
ISU Specialty Chemical, NVS(a)	198,535	7,102,167
IsuPetasys Co. Ltd.	412,183	14,445,586
JB Financial Group Co. Ltd.	1,232,736	13,008,047
Jeisys Medical Inc.(a)(c)	527,614	4,515,890
Jeju Air Co. Ltd.(a)	411,273	3,221,830
Jeju Semiconductor Corp.(a)(c)	271,059	4,210,566
JNTC Co. Ltd.(a)	143,520	1,922,860
Jusung Engineering Co. Ltd.(c)	333,105	7,925,592
JW Pharmaceutical Corp.	166,188	3,452,938
JYP Entertainment Corp.	251,558	10,637,529
Kakao Corp.	2,787,285	87,823,872
Kakao Games Corp.(a)(c)	371,348	5,758,415
KakaoBank Corp.(c)	1,495,115	24,176,897
Kakaopay Corp.(a)	140,111	3,156,371
Kangwon Land Inc.	614,544	6,628,695
KB Financial Group Inc.	3,443,857	197,988,341
KCC Corp.	45,557	9,705,263
KCC Glass Corp.	118,075	3,445,329
KEPCO Engineering & Construction Co. Inc.	149,729	7,588,906
KEPCO Plant Service & Engineering Co. Ltd.	252,573	6,802,428
KG Dongbusteel	325,404	1,625,370
KG Mobility Co.(a)	474,687	1,853,126
Kia Corp.	2,349,757	200,566,420
KIWOOM Securities Co. Ltd.	119,516	11,591,631
KMW Co. Ltd.(a)(c)	279,335	3,110,080
Koh Young Technology Inc.(c)	570,347	5,649,187
Kolmar BNH Co. Ltd.	44,331	508,437
Kolmar Korea Co. Ltd.(c)	181,188	8,452,214
Kolon Industries Inc.	191,155	5,827,949
KoMiCo Ltd.	18,031	1,122,583
Korea Aerospace Industries Ltd.	673,556	25,266,800
Korea Electric Power Corp.(a)	2,258,703	31,777,184
Korea Gas Corp.(a)	202,400	4,373,537
Korea Investment Holdings Co. Ltd.	322,491	15,210,591
Korea Line Corp.(a)	1,803,878	3,244,127
Korea Petrochemical Ind Co. Ltd.(c)	37,899	4,157,959
Korea Zinc Co. Ltd.	71,582	27,320,219
Korean Air Lines Co. Ltd.	1,593,999	24,052,470
Korean Reinsurance Co.	1,408,965	8,246,056
Krafton Inc.(a)	256,342	46,322,354
KT Corp.	360,811	9,633,496
KT&G Corp.	907,412	54,772,946
Kum Yang Co. Ltd.(a)	333,194	20,283,956
Kumho Petrochemical Co. Ltd.	147,695	15,779,153
Kumho Tire Co. Inc.(a)	1,339,342	6,933,008
Kyung Dong Navien Co. Ltd.(c)	102,716	3,895,453
L&C Bio Co. Ltd.	43,103	588,218
L&F Co. Ltd.(a)(c)	233,080	26,496,824
Lake Materials Co. Ltd.(a)	358,605	5,092,151
LEENO Industrial Inc.(c)	83,485	16,179,060
Security	Shares	Value

South Korea (continued)
LG Chem Ltd.	435,602	$111,330,336
LG Corp.	830,906	48,890,208
LG Display Co. Ltd.(a)	2,522,897	18,171,149
LG Electronics Inc.	933,263	70,987,540
LG Energy Solution Ltd.(a)(c)	416,268	100,268,416
LG H&H Co. Ltd.	80,686	24,407,322
LG Innotek Co. Ltd.	120,446	21,608,258
LG Uplus Corp.	944,147	6,593,553
LIG Nex1 Co. Ltd.	113,306	13,186,909
LigaChem Biosciences Inc.(a)(c)	247,865	11,494,240
Lotte Chemical Corp.	164,725	13,500,650
Lotte Chilsung Beverage Co. Ltd.	45,798	4,273,363
Lotte Corp.	246,679	4,674,164
Lotte Energy Materials Corp.	225,496	7,841,539
Lotte Fine Chemical Co. Ltd.	177,133	6,160,809
LOTTE REIT Co. Ltd.	1,833,424	4,484,284
Lotte Rental Co. Ltd.	121,184	2,444,195
Lotte Shopping Co. Ltd.	108,454	5,183,252
Lotte Tour Development Co. Ltd.(a)(c)	449,299	3,532,473
Lotte Wellfood Co. Ltd.(c)	29,595	3,077,838
LS Corp.	161,583	19,934,328
LS Electric Co. Ltd.	139,309	21,589,032
LS Materials Ltd.	147,338	3,128,625
Lunit Inc.(a)	180,265	7,193,318
LX Holdings Corp.(c)	615,968	3,065,270
LX International Corp.	298,509	6,779,709
LX Semicon Co. Ltd.	110,750	5,719,164
Mcnex Co. Ltd.	12,798	206,461
Medytox Inc.(c)	49,279	4,669,400
MegaStudyEdu Co. Ltd.(c)	103,737	4,525,217
Meritz Financial Group Inc.	902,767	50,023,764
Mezzion Pharma Co. Ltd.(a)(c)	206,322	6,087,044
Mirae Asset Securities Co. Ltd.	1,979,897	10,349,491
MNTech Co. Ltd.(a)	30,626	300,058
Myoung Shin Industrial Co. Ltd.(c)	385,158	4,142,869
Naturecell Co. Ltd.(a)(c)	559,140	4,844,690
NAVER Corp.	1,159,318	143,522,377
NCSoft Corp.	125,545	17,336,077
Neowiz Games Corp.	16,638	245,102
Netmarble Corp.(a)(b)(c)	237,853	10,393,052
Nexen Tire Corp.	370,470	2,217,022
Nexon Games Co. Ltd.(a)(c)	296,389	3,021,233
Nextin Inc.(c)	48,456	2,322,896
NH Investment & Securities Co. Ltd.	922,289	8,191,231
NHN Corp.	198,391	3,147,112
NICE Holdings Co. Ltd.	179,852	1,412,005
NICE Information Service Co. Ltd.	399,641	3,187,321
NKMax Co. Ltd.(a)(c)(d)	821,636	1,198,732
NongShim Co. Ltd.(c)	30,833	10,253,294
OCI Co. Ltd.(c)	55,181	3,874,616
OCI Holdings Co. Ltd.	118,920	8,370,110
Orion Corp./Republic of Korea	184,317	12,194,749
Orion Holdings Corp.	279,897	3,015,142
Oscotec Inc.(a)(c)	310,994	6,894,221
Ottogi Corp.(c)	18,591	6,123,592
Pan Ocean Co. Ltd.(c)	2,300,324	7,176,940
Paradise Co. Ltd.(c)	503,906	5,223,345
Park Systems Corp.(c)	66,446	8,716,525
Partron Co. Ltd.	215,712	1,197,681
Pearl Abyss Corp.(a)(c)	271,663	8,160,806
People & Technology Inc.(a)(c)	186,685	9,009,738
Peptron Inc.(a)	151,368	4,050,603

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
PharmaResearch Co. Ltd.(c)	71,592	$7,546,219
PI Advanced Materials Co. Ltd.(a)(c)	177,681	3,604,895
Poongsan Corp.(c)	232,313	10,372,494
Posco DX Co. Ltd.(c)	492,132	12,661,973
POSCO Future M Co. Ltd.(c)	281,667	51,485,454
POSCO Holdings Inc.(c)	645,168	173,013,688
Posco International Corp.(c)	481,424	15,081,324
Posco M-Tech Co. Ltd.(c)	179,622	2,646,553
PSK Inc.(c)	243,242	5,587,002
Rainbow Robotics(a)(c)	83,721	9,625,873
S&S Tech Corp.(c)	180,381	5,196,798
S-1 Corp.	161,252	7,403,940
Sam Chun Dang Pharm Co. Ltd.(a)(c)	129,864	11,241,933
Sam-A Aluminum Co. Ltd.	48,181	2,937,800
Sambu Engineering & Construction Co. Ltd.(a)	1,344,146	1,588,258
Samsung Biologics Co. Ltd.(a)(b)	157,181	82,920,136
Samsung C&T Corp.	734,198	71,855,206
Samsung E&A Co. Ltd.(a)	1,396,937	23,659,898
Samsung Electro-Mechanics Co. Ltd.	484,672	54,437,412
Samsung Electronics Co. Ltd.	42,971,998	2,276,776,799
Samsung Fire & Marine Insurance Co. Ltd.	280,143	70,723,474
Samsung Heavy Industries Co. Ltd.(a)	5,987,215	39,903,148
Samsung Life Insurance Co. Ltd.	714,407	43,651,732
Samsung SDI Co. Ltd.(c)	492,128	134,456,485
Samsung SDS Co. Ltd.	331,298	36,753,398
Samsung Securities Co. Ltd.	471,161	12,332,668
Samyang Foods Co. Ltd.	41,654	15,962,288
Samyang Holdings Corp.	48,695	2,455,972
SD Biosensor Inc.(a)(c)	377,415	2,744,128
Sebang Global Battery Co. Ltd.	75,452	5,609,960
Seegene Inc.	349,664	5,352,437
Seobu T&D	400,476	2,052,318
Seojin System Co. Ltd.(a)(c)	327,434	7,781,284
Seoul Semiconductor Co. Ltd.(c)	500,426	3,536,577
SFA Engineering Corp.	259,629	5,233,159
SFA Semicon Co. Ltd.(a)(c)	946,766	3,716,833
Shin Poong Pharmaceutical Co. Ltd.(a)(c)	332,871	3,047,405
Shinhan Financial Group Co. Ltd.	3,859,984	132,422,899
Shinsegae Inc.	53,386	6,301,380
Shinsegae International Inc.(c)	157,537	1,992,262
Shinsung Delta Tech Co. Ltd.	153,029	7,515,779
Shinyoung Securities Co. Ltd.	7,976	419,380
SIMMTECH Co. Ltd.	246,891	6,030,453
SK Biopharmaceuticals Co. Ltd.(a)(c)	277,301	17,164,905
SK Bioscience Co. Ltd.(a)	206,985	7,748,471
SK Chemicals Co. Ltd.	114,417	4,406,248
SK D&D Co. Ltd.	38,235	315,465
SK Discovery Co. Ltd.	122,075	3,898,844
SK Gas Ltd.	39,381	5,084,428
SK Hynix Inc.	4,913,403	677,009,166
SK IE Technology Co. Ltd.(a)(b)(c)	223,092	6,994,967
SK Inc.	314,348	40,150,115
SK Innovation Co. Ltd.(a)	535,876	38,952,850
SK Networks Co. Ltd.	1,398,823	5,121,309
SK oceanplant Co. Ltd.(a)(c)	439,141	4,792,642
SK REITs Co. Ltd.	614,936	2,014,212
SK Square Co. Ltd.(a)	895,344	50,225,787
SK Telecom Co. Ltd.	364,252	13,441,548
SKC Co. Ltd.(a)(c)	161,498	16,356,331
SL Corp.(c)	175,464	4,659,314
SM Entertainment Co. Ltd.	105,008	6,966,795
SNT Motiv Co. Ltd.	98,945	3,277,850
Security	Shares	Value

South Korea (continued)
S-Oil Corp.	369,639	$18,299,346
SOLUM Co. Ltd.(a)	423,920	7,584,631
Solus Advanced Materials Co. Ltd.	370,606	4,780,655
Soop Co. Ltd.(c)	81,895	6,591,280
Soulbrain Co. Ltd.(c)	47,450	11,353,294
Soulbrain Holdings Co. Ltd.	33,650	1,698,844
SPG Co. Ltd.(c)	152,780	2,859,140
ST Pharm Co. Ltd.(c)	115,640	7,642,371
Studio Dragon Corp.(a)(c)	127,882	4,168,194
Sungeel Hitech Co. Ltd.(a)(c)	53,624	3,170,794
Sungwoo Hitech Co. Ltd.(c)	502,205	3,030,467
Synopex Inc.(a)(c)	712,160	5,181,751
Taihan Electric Wire Co. Ltd.(a)	790,369	9,563,803
TCC Steel	154,814	5,484,335
TechWing Inc.	359,568	11,245,021
TKG Huchems Co. Ltd.	288,395	4,130,773
Tokai Carbon Korea Co. Ltd.(c)	55,096	4,814,298
Tongyang Life Insurance Co. Ltd.	633,193	2,293,583
Unid Co. Ltd.	36,691	2,930,985
Vaxcell-Bio Therapeutics Co. Ltd.(a)	14,009	174,143
Voronoi Inc.(a)	76,968	2,329,968
VT Co. Ltd.(a)	189,291	4,372,320
Webzen Inc.	156,475	1,847,858
Wemade Co. Ltd.(a)(c)	187,036	5,802,374
Won Tech Co. Ltd.	330,038	1,881,771
Wonik Holdings Co. Ltd.(a)	1	3
WONIK IPS Co. Ltd.(a)(c)	308,476	7,917,441
Wonik QnC Corp.(c)	209,056	5,106,557
Woori Financial Group Inc.	5,418,958	55,583,973
W-Scope Chungju Plant Co. Ltd.(a)(c)	108,444	2,779,609
Wysiwyg Studious Co. Ltd.(a)	677,401	988,287
YG Entertainment Inc.(c)	130,216	4,118,891
Youlchon Chemical Co. Ltd.	142,900	3,597,229
Youngone Corp.(c)	216,907	5,327,333
Youngone Holdings Co. Ltd.	69,775	4,394,974
Yuanta Securities Korea Co. Ltd.	1,125,123	2,225,976
Yuhan Corp.	505,124	25,235,400
Yunsung F&C Co. Ltd.	2,326	117,485
		8,701,884,482
Taiwan — 18.7%
Ability Opto-Electronics Technology Co. Ltd.(c)	601,000	4,411,176
AcBel Polytech Inc.(c)	5,173,565	6,022,702
Accton Technology Corp.	4,618,000	72,310,202
Acer Inc.(c)	26,348,872	43,223,843
Acter Group Corp. Ltd.(c)	665,000	4,812,409
Actron Technology Corp.(c)	837,548	5,346,678
ADATA Technology Co. Ltd.(c)	2,956,845	10,456,899
Adimmune Corp.(a)(c)	3,467,000	2,943,215
Advanced Ceramic X Corp.(c)	444,000	2,859,525
Advanced Energy Solution Holding Co. Ltd.(c)	299,000	5,965,693
Advanced Wireless Semiconductor Co.(a)(c)	1,536,000	5,957,462
Advantech Co. Ltd.(c)	4,058,584	44,435,198
AIC Inc.(c)	174,000	2,063,080
Airoha Technology Corp., NVS(c)	368,000	8,093,068
Airtac International Group(c)	1,259,292	39,845,499
Alchip Technologies Ltd.	697,000	62,272,251
Alexander Marine Co. Ltd.(c)	278,000	3,185,929
Allied Supreme Corp.(c)	447,000	5,402,169
Allis Electric Co. Ltd.(c)	2,053,000	6,795,913
Ambassador Hotel (The)(c)	1,064,000	2,272,915
Andes Technology Corp.(c)	418,000	5,173,063
AP Memory Technology Corp.(c)	891,000	9,574,575

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Arcadyan Technology Corp.(c)	1,855,391	$9,589,893
Ardentec Corp.(c)	4,543,546	10,219,686
ASE Technology Holding Co. Ltd.(c)	28,421,222	137,998,391
Asia Cement Corp.(c)	19,033,050	24,431,589
Asia Optical Co. Inc.(c)	2,929,000	6,041,228
Asia Vital Components Co. Ltd.(c)	2,998,884	71,183,423
ASMedia Technology Inc.(c)	252,000	15,645,128
ASPEED Technology Inc.	275,800	31,213,985
ASROCK Inc.(c)	556,000	4,028,513
Asustek Computer Inc.	6,375,000	101,492,273
AUO Corp.(c)	58,805,400	32,404,291
AURAS Technology Co. Ltd.(c)	520,000	14,174,088
Bank of Kaohsiung Co. Ltd.(a)(c)	26,277,395	9,378,302
BES Engineering Corp.(c)	19,759,000	9,999,919
Bizlink Holding Inc.(c)	1,147,726	9,856,043
Bora Pharmaceuticals Co. Ltd.(c)	514,099	12,124,827
Brighton-Best International Taiwan Inc.(c)	5,087,000	5,758,791
C Sun Manufacturing Ltd.	458,000	1,979,379
Capital Securities Corp.(c)	21,611,050	15,751,239
Career Technology MFG. Co. Ltd.(c)	5,287,124	3,557,705
Catcher Technology Co. Ltd.(c)	5,316,000	36,935,840
Cathay Financial Holding Co. Ltd.	82,730,951	143,966,938
Cathay Real Estate Development Co. Ltd.(c)	7,010,900	7,689,311
Center Laboratories Inc.(c)	4,976,770	7,255,411
Century Iron & Steel Industrial Co. Ltd.(c)	1,686,000	14,963,596
Chailease Holding Co. Ltd.(c)	13,093,776	61,667,337
Chang Hwa Commercial Bank Ltd.	45,884,508	25,831,144
Channel Well Technology Co. Ltd.(c)	2,034,000	4,790,674
Charoen Pokphand Enterprise	3,079,700	10,362,638
Chenbro Micom Co. Ltd.(c)	507,000	4,808,063
Cheng Loong Corp.(c)	9,377,000	8,466,915
Cheng Shin Rubber Industry Co. Ltd.(c)	15,451,650	29,083,248
Cheng Uei Precision Industry Co. Ltd.(c)	4,101,000	9,153,678
Chicony Electronics Co. Ltd.(c)	5,334,787	30,857,998
Chicony Power Technology Co. Ltd.(a)(c)	1,534,000	7,358,221
Chief Telecom Inc.(c)	370,300	3,965,308
China Airlines Ltd.(c)	26,925,000	18,688,714
China Bills Finance Corp.(c)	16,643,000	7,917,082
China Development Financial Holding Corp.(a)	142,150,649	62,076,566
China Man-Made Fiber Corp.(a)(c)	18,761,574	4,750,877
China Metal Products(c)	4,781,146	7,655,729
China Motor Corp.(c)	2,647,800	10,826,425
China Petrochemical Development Corp.(a)(c)	32,508,490	10,236,050
China Steel Chemical Corp.(c)	1,663,000	5,787,711
China Steel Corp.(c)	104,661,529	76,816,642
Chin-Poon Industrial Co. Ltd.	3,925,000	5,396,793
Chipbond Technology Corp.(c)	3,417,000	7,191,204
ChipMOS Technologies Inc.	4,791,000	6,554,836
Chlitina Holding Ltd.(c)	573,816	2,967,036
Chong Hong Construction Co. Ltd.(c)	1,923,122	7,213,043
Chroma ATE Inc.	3,394,000	30,131,439
Chung Hung Steel Corp.(c)	9,599,000	6,750,657
Chung-Hsin Electric & Machinery
Manufacturing Corp.(c)	3,721,000	18,946,160
Chunghwa Precision Test Tech Co. Ltd.(c)	223,000	3,245,823
Chunghwa Telecom Co. Ltd.(c)	33,787,000	133,687,263
Cleanaway Co. Ltd.(c)	1,317,000	7,811,643
Clevo Co.(c)	4,918,175	9,389,134
Compal Electronics Inc.	37,203,000	42,721,803
Compeq Manufacturing Co. Ltd.(a)(c)	7,525,000	17,095,982
Continental Holdings Corp.(c)	6,228,600	6,703,328
Coretronic Corp.(c)	2,123,200	7,267,860
Security	Shares	Value

Taiwan (continued)
Co-Tech Development Corp.(c)	2,616,000	$5,472,067
CSBC Corp. Taiwan(a)(c)	8,810,541	4,935,501
CTBC Financial Holding Co. Ltd.(c)	157,299,599	172,348,296
CTCI Corp.	6,198,000	9,236,078
Cub Elecparts Inc.(c)	889,797	3,596,365
CyberPower Systems Inc.(c)	330,000	2,809,300
Da-Li Development Co. Ltd.	1,947,260	3,666,817
Darfon Electronics Corp.(c)	3,189,000	6,722,760
Delta Electronics Inc.	17,504,000	176,379,142
Depo Auto Parts Ind. Co. Ltd.	588,000	4,138,544
Dynamic Holding Co. Ltd.(c)	2,083,000	3,953,835
E Ink Holdings Inc.(c)	7,805,000	53,078,290
E.Sun Financial Holding Co. Ltd.(c)	123,326,926	109,059,755
Eclat Textile Co. Ltd.(c)	1,617,683	24,272,673
Egis Technology Inc.	459,000	3,655,677
EirGenix Inc.(a)(c)	1,954,000	4,849,643
Elan Microelectronics Corp.(c)	2,248,100	11,355,792
Elite Material Co. Ltd.(c)	2,452,000	31,076,844
Elite Semiconductor Microelectronics
Technology Inc.(c)	2,571,000	7,379,009
eMemory Technology Inc.	578,000	39,375,400
Ennoconn Corp.(c)	884,219	8,961,793
Ennostar Inc.(a)(c)	5,117,185	7,241,171
Episil Technologies Inc(c)	2,621,036	5,042,098
Episil-Precision Inc.(c)	1,229,077	2,375,633
Eternal Materials Co. Ltd.	7,972,369	7,672,399
Etron Technology Inc.(c)	2,555,916	4,051,306
Eva Airways Corp.(c)	23,609,326	26,165,049
Evergreen International Storage &
Transport Corp.	5,221,000	5,411,894
Evergreen Marine Corp. Taiwan Ltd.(c)	9,162,979	59,542,109
Evergreen Steel Corp.(c)	1,321,000	5,803,930
Everlight Electronics Co. Ltd.	4,006,000	8,934,354
Far Eastern Department Stores Ltd.(c)	10,890,167	10,651,733
Far Eastern International Bank	33,852,441	16,490,236
Far Eastern New Century Corp.	25,231,916	26,345,199
Far EasTone Telecommunications Co. Ltd.	14,366,000	37,059,488
Faraday Technology Corp.(c)	2,119,828	19,598,161
Farglory Land Development Co. Ltd.(c)	2,908,782	7,955,735
Feng Hsin Steel Co. Ltd.	4,816,000	10,897,475
Feng TAY Enterprise Co. Ltd.(c)	4,383,833	20,999,316
First Financial Holding Co. Ltd.(c)	96,739,526	82,292,565
Fitipower Integrated Technology Inc.(c)	918,504	7,213,938
FLEXium Interconnect Inc.(c)	2,169,616	5,861,050
FocalTech Systems Co. Ltd.(c)	1,881,000	5,205,669
Formosa Chemicals & Fibre Corp.(c)	29,996,210	49,083,754
Formosa International Hotels Corp.(a)(c)	810,000	5,550,489
Formosa Petrochemical Corp.(c)	9,232,000	19,259,068
Formosa Plastics Corp.(c)	32,520,800	65,623,847
Formosa Sumco Technology Corp.(c)	773,000	4,062,861
Formosa Taffeta Co. Ltd.(c)	8,502,000	6,040,732
Fortune Electric Co. Ltd.(c)	1,092,000	24,194,517
Fositek Corp.	359,000	7,923,844
Foxconn Technology Co. Ltd.(c)	6,624,424	15,015,568
Foxsemicon Integrated Technology Inc.(c)	780,000	7,124,400
Fubon Financial Holding Co. Ltd.	68,423,289	155,508,957
Fulgent Sun International Holding Co. Ltd.(c)	1,481,221	5,882,359
Fusheng Precision Co. Ltd.	1,204,000	10,820,606
General Interface Solution Holding Ltd.(a)(c)	2,462,000	5,057,334
Genius Electronic Optical Co. Ltd.(c)	683,287	11,225,914
Getac Holdings Corp.(c)	3,854,000	13,617,839
Giant Manufacturing Co. Ltd.(c)	2,886,575	19,412,109

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Gigabyte Technology Co. Ltd.(c)	4,653,000	$45,991,231
Global Brands Manufacture Ltd.(c)	2,042,000	4,699,325
Global Mixed Mode Technology Inc.	798,000	7,540,176
Global PMX Co. Ltd.(c)	524,000	1,863,765
Global Unichip Corp.(c)	794,000	35,968,540
Globalwafers Co. Ltd.(c)	2,333,000	38,062,793
Gloria Material Technology Corp.(c)	4,965,000	8,077,233
Gold Circuit Electronics Ltd.(a)(c)	3,061,800	18,925,411
Goldsun Building Materials Co. Ltd.(c)	11,187,425	16,122,613
Gourmet Master Co. Ltd.(c)	1,165,471	3,271,244
Grand Pacific Petrochemical(c)	11,981,292	5,367,394
Grand Process Technology Corp.(c)	209,000	7,144,259
Grape King Bio Ltd.(c)	1,432,000	7,099,048
Great Tree Pharmacy Co. Ltd.(c)	816,996	6,860,002
Great Wall Enterprise Co. Ltd.	5,977,412	10,589,584
Greatek Electronics Inc.	3,557,000	6,947,261
Gudeng Precision Industrial Co. Ltd.(c)	685,797	8,829,877
Hannstar Board Corp.(c)	2,392,000	4,384,395
HannStar Display Corp.(a)(c)	22,222,640	6,990,668
Highwealth Construction Corp.(c)	7,459,030	10,555,171
Hiwin Technologies Corp.(c)	2,436,498	16,809,544
Holtek Semiconductor Inc.(c)	1,872,000	3,523,971
Holy Stone Enterprise Co. Ltd.(c)	1,518,846	4,649,325
Hon Hai Precision Industry Co. Ltd.	112,381,928	598,489,475
Hota Industrial Manufacturing Co. Ltd.(c)	2,553,261	4,690,226
Hotai Finance Co. Ltd.(c)	2,414,200	8,173,368
Hotai Motor Co. Ltd.(c)	2,863,560	54,426,952
Hsin Kuang Steel Co. Ltd.	3,124,000	5,847,117
HTC Corp.(a)(c)	6,320,000	8,544,664
Hu Lane Associate Inc.	828,000	4,206,932
HUA ENG Wire & Cable Co. Ltd.	2,309,000	2,701,460
Hua Nan Financial Holdings Co. Ltd.	79,208,650	61,288,653
Huaku Development Co. Ltd.(c)	3,087,000	15,070,770
Ibase Technology Inc.(c)	931,000	2,424,549
IBF Financial Holdings Co. Ltd.(a)(c)	21,767,076	10,121,450
Innodisk Corp.(c)	1,013,661	10,351,887
Innolux Corp.	76,644,974	33,078,446
International CSRC Investment Holdings Co.(c)	9,325,685	5,190,223
International Games System Co. Ltd.(c)	1,085,000	33,982,784
Inventec Corp.(c)	24,526,000	40,841,674
ITE Technology Inc.(c)	1,873,000	10,172,712
ITEQ Corp.(c)	1,932,604	6,618,606
Jentech Precision Industrial Co. Ltd.(c)	748,670	24,130,584
Jinan Acetate Chemical Co. Ltd.(c)	406,480	10,433,412
Johnson Health Tech Co. Ltd.(c)	1,222,000	3,462,766
JSL Construction & Development Co. Ltd.	548,000	2,909,675
Kaori Heat Treatment Co. Ltd.(c)	785,000	12,211,531
Kenda Rubber Industrial Co. Ltd.(c)	6,385,913	6,868,384
Kenmec Mechanical Engineering Co. Ltd.(c)	1,411,000	5,356,885
Kindom Development Co. Ltd.(c)	4,265,300	7,587,679
King Slide Works Co. Ltd.(c)	531,000	18,665,618
King Yuan Electronics Co. Ltd.(c)	10,296,000	28,195,055
King’s Town Bank Co. Ltd.(c)	7,212,000	13,377,572
Kinik Co.(c)	1,268,000	11,044,252
Kinpo Electronics	13,051,000	6,774,991
Kinsus Interconnect Technology Corp.(c)	2,314,000	6,785,735
Kuo Toong International Co. Ltd.	1,428,000	3,614,743
L&K Engineering Co. Ltd.(c)	1,384,543	9,290,564
LandMark Optoelectronics Corp.(c)	775,900	3,233,762
Largan Precision Co. Ltd.	889,000	62,787,191
Lien Hwa Industrial Holdings Corp.(c)	9,715,421	20,369,524
Lite-On Technology Corp.(c)	18,192,238	60,856,311
Security	Shares	Value

Taiwan (continued)
Longchen Paper & Packaging Co. Ltd.(c)	8,848,863	$3,953,108
Lotes Co. Ltd.(c)	724,849	36,179,318
Lotus Pharmaceutical Co. Ltd.(c)	1,088,000	9,538,557
LuxNet Corp.(c)	919,957	3,754,962
M31 Technology Corp.(c)	221,401	7,530,148
Machvision Inc.	276,000	3,190,776
Macronix International Co. Ltd.(c)	14,314,554	12,048,204
Makalot Industrial Co. Ltd.(c)	1,930,510	23,008,378
Marketech International Corp.(c)	1,291,000	6,169,899
Materials Analysis Technology Inc.	247,000	2,112,089
MediaTek Inc.	13,686,572	524,114,595
Medigen Vaccine Biologics Corp.(a)(c)	2,386,607	3,838,434
Mega Financial Holding Co. Ltd.(c)	101,918,180	123,120,153
Mercuries Life Insurance Co. Ltd.(a)(c)	32,242,333	7,567,200
Merida Industry Co. Ltd.(c)	1,703,850	12,066,928
Merry Electronics Co. Ltd.	1,953,751	7,512,732
Microbio Co. Ltd.(c)	4,202,572	5,276,721
Micro-Star International Co. Ltd.(c)	6,323,000	37,559,664
Mitac Holdings Corp.(c)	8,403,053	12,398,200
MPI Corp.(c)	709,000	10,544,327
Nan Kang Rubber Tire Co. Ltd.(a)(c)	4,835,000	8,897,163
Nan Pao Resins Chemical Co. Ltd.(c)	562,000	5,872,768
Nan Ya Plastics Corp.(c)	41,620,440	68,532,911
Nan Ya Printed Circuit Board Corp.(c)	1,770,000	10,727,875
Nantex Industry Co. Ltd.(c)	2,612,000	2,810,033
Nanya Technology Corp.(c)	10,529,000	21,061,184
Nien Made Enterprise Co. Ltd.	1,299,000	14,098,232
North-Star International Co. Ltd., NVS(c)	345,000	651,550
Novatek Microelectronics Corp.(c)	5,212,000	96,085,451
Nuvoton Technology Corp.(c)	2,128,000	8,447,696
OBI Pharma Inc.(a)(c)	1,636,339	2,965,151
Oneness Biotech Co. Ltd.(c)	2,609,450	12,158,338
Orient Semiconductor Electronics Ltd.(c)	3,865,000	7,408,178
Oriental Union Chemical Corp.(c)	7,983,000	4,271,349
Pan Jit International Inc.(c)	3,293,200	6,021,092
Pan-International Industrial Corp.(c)	5,155,366	6,225,480
Parade Technologies Ltd.(c)	682,000	16,314,831
Pegatron Corp.(c)	16,758,000	54,995,776
Pegavision Corp.	377,166	5,518,432
PharmaEngine Inc.(c)	930,000	2,601,037
PharmaEssentia Corp.(a)(c)	2,189,000	28,225,911
Pharmally International Holding Co. Ltd.(d)	597,543	—
Phihong Technology Co. Ltd.(a)(c)	3,459,266	5,459,881
Phison Electronics Corp.(c)	1,411,000	26,034,862
Pixart Imaging Inc.(c)	1,446,000	7,328,029
Polaris Group/Tw(a)(c)	2,865,000	6,367,846
Pou Chen Corp.	17,365,000	20,136,288
Powerchip Semiconductor
Manufacturing Corp.(a)(c)	25,849,000	19,957,472
Powertech Technology Inc.(c)	5,780,000	31,911,699
Poya International Co. Ltd.(c)	490,577	7,692,586
President Chain Store Corp.(c)	4,822,000	40,233,539
President Securities Corp.	8,688,603	7,204,057
Primax Electronics Ltd.(c)	4,334,000	13,555,633
Prince Housing & Development Corp.(c)	11,632,995	4,367,745
Promate Electronic Co. Ltd.	1,261,737	3,563,899
Qisda Corp.(c)	13,113,000	16,112,354
Quanta Computer Inc.	24,396,000	207,277,815
Quanta Storage Inc.(c)	1,841,000	7,143,629
Radiant Opto-Electronics Corp.(c)	3,572,000	21,787,482
Raydium Semiconductor Corp.(c)	595,000	7,613,962
Realtek Semiconductor Corp.(c)	4,328,110	73,075,190

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
RichWave Technology Corp.(a)(c)	901,226	$5,297,458
Ritek Corp.(a)	1	—
Ruentex Development Co. Ltd.(c)	13,726,812	18,945,296
Ruentex Industries Ltd.(c)	5,607,788	11,844,958
Run Long Construction Co. Ltd.	833,000	2,751,466
Sanyang Motor Co. Ltd.(c)	5,048,000	11,840,468
Scientech Corp.	383,000	4,008,057
ScinoPharm Taiwan Ltd.(c)	2,966,027	2,553,296
SDI Corp.(c)	1,351,000	5,472,785
Sensortek Technology Corp.(c)	281,000	2,913,846
Sercomm Corp.(c)	2,602,000	9,511,633
Shanghai Commercial & Savings Bank
Ltd. (The)	34,326,542	48,871,688
Shihlin Electric & Engineering Corp.(c)	2,068,000	14,906,461
Shin Kong Financial Holding Co. Ltd.(a)(c)	116,976,255	34,170,666
Shin Zu Shing Co. Ltd.(c)	1,627,904	9,979,189
Shinfox Energy Co. Ltd.(c)	755,000	2,948,425
Shinkong Synthetic Fibers Corp.	14,017,000	7,315,871
Shiny Chemical Industrial Co. Ltd.(c)	876,750	4,495,236
ShunSin Technology Holding Ltd.	272,000	1,565,969
Sigurd Microelectronics Corp.(c)	5,379,700	13,138,538
Silergy Corp.(c)	2,904,000	42,527,294
Silicon Integrated Systems Corp.(c)	4,884,000	8,665,718
Simplo Technology Co. Ltd.(c)	1,323,400	16,872,589
Sinbon Electronics Co. Ltd.(c)	1,943,809	17,722,526
Sino-American Silicon Products Inc.(c)	4,503,000	29,066,245
SinoPac Financial Holdings Co. Ltd.	98,902,579	70,538,251
Sinyi Realty Inc.(c)	5,008,704	5,179,712
Sitronix Technology Corp.(c)	1,134,000	9,125,714
Soft-World International Corp.(c)	796,000	3,529,793
Solar Applied Materials Technology Corp.(c)	5,710,710	8,786,890
Sporton International Inc.(c)	906,252	6,842,378
Standard Foods Corp.(c)	4,900,096	6,345,163
Sunny Friend Environmental Technology
Co. Ltd.(c)	727,507	2,163,131
Sunonwealth Electric Machine Industry
Co. Ltd.(c)	1,744,000	6,399,608
Sunplus Technology Co. Ltd.(c)	5,393,000	6,111,297
Supreme Electronics Co. Ltd.(c)	5,257,009	13,392,148
Synmosa Biopharma Corp.(c)	3,134,899	3,866,124
Synnex Technology International Corp.(c)	11,856,250	30,905,594
Systex Corp.	1,944,000	7,260,098
T3EX Global Holdings Corp.(c)	1,270,000	4,371,334
TA Chen Stainless Pipe(c)	15,476,412	18,361,059
Ta Ya Electric Wire & Cable(c)	7,069,958	10,757,086
Taichung Commercial Bank Co. Ltd.	30,150,453	17,424,993
TaiDoc Technology Corp.(c)	702,000	3,536,945
Taigen Biopharmaceuticals Holdings Ltd.(a)(c)	4,032,000	1,895,268
TaiMed Biologics Inc.(a)(c)	1,971,224	5,482,722
Tainan Spinning Co. Ltd.(c)	11,307,894	6,405,503
Taishin Financial Holding Co. Ltd.	102,945,880	58,529,821
Taiwan Business Bank	57,461,152	30,041,364
Taiwan Cement Corp.(c)	55,783,182	56,955,838
Taiwan Cogeneration Corp.(c)	6,532,199	9,427,064
Taiwan Cooperative Financial Holding Co. Ltd.	93,686,032	73,989,141
Taiwan Fertilizer Co. Ltd.(c)	6,372,000	12,567,064
Taiwan Glass Industry Corp.(a)(c)	11,261,053	6,318,542
Taiwan High Speed Rail Corp.(c)	15,881,000	14,722,399
Taiwan Hon Chuan Enterprise Co. Ltd.	2,680,674	13,502,606
Taiwan Mask Corp.(c)	2,306,000	5,110,995
Taiwan Mobile Co. Ltd.(c)	15,394,000	50,236,031
Taiwan Paiho Ltd.(c)	2,874,000	5,633,001
Security	Shares	Value

Taiwan (continued)
Taiwan Secom Co. Ltd.(c)	3,121,185	$11,936,558
Taiwan Semiconductor Co. Ltd.(c)	2,305,000	5,590,168
Taiwan Semiconductor Manufacturing Co. Ltd.	221,830,000	5,680,607,397
Taiwan Shin Kong Security Co. Ltd.	6,375,577	8,344,893
Taiwan Surface Mounting Technology Corp.(c)	2,511,000	8,843,025
Taiwan TEA Corp.(a)(c)	7,997,000	5,267,158
Taiwan Union Technology Corp.(c)	2,311,000	11,942,979
Taiwan-Asia Semiconductor Corp.(c)	3,673,000	4,731,757
Tatung Co. Ltd.(a)(c)	14,270,000	23,975,690
TCI Co. Ltd.(c)	993,444	4,685,343
Teco Electric and Machinery Co. Ltd.(c)	11,234,000	19,574,525
Test Research Inc.(c)	1,903,400	10,157,805
Thinking Electronic Industrial Co. Ltd.	880,000	4,632,681
Ton Yi Industrial Corp.(c)	12,601,000	5,785,285
Tong Hsing Electronic Industries Ltd.(c)	1,668,600	7,860,282
Tong Yang Industry Co. Ltd.(c)	3,922,400	13,663,732
Topco Scientific Co. Ltd.(c)	1,452,342	11,797,002
TPK Holding Co. Ltd.(c)	3,494,000	4,155,422
Transcend Information Inc.(c)	3,266,000	11,885,139
Tripod Technology Corp.(c)	4,010,000	26,412,846
TSEC Corp.(c)	5,005,756	4,260,782
TSRC Corp.(c)	6,364,900	4,722,433
TTY Biopharm Co. Ltd.	2,498,124	5,984,269
Tung Ho Steel Enterprise Corp.(c)	5,328,560	11,368,513
TXC Corp.(c)	3,063,000	10,717,380
U-Ming Marine Transport Corp.(c)	4,771,000	8,660,085
Unimicron Technology Corp.(c)	12,329,000	70,079,162
Union Bank of Taiwan(c)	14,191,260	6,843,320
Uni-President Enterprises Corp.	42,917,369	106,105,557
Unitech Printed Circuit Board Corp.	4,207,000	4,759,726
United Integrated Services Co. Ltd.(c)	1,471,400	16,655,660
United Microelectronics Corp.(c)	99,803,000	169,907,059
United Renewable Energy Co. Ltd.(c)	12,731,238	4,784,152
Universal Vision Biotechnology Co. Ltd.(c)	612,007	4,693,435
UPC Technology Corp.(c)	9,556,365	3,901,843
UPI Semiconductor Corp.(a)(c)	464,000	4,253,321
USI Corp.(c)	7,869,300	3,863,834
Vanguard International Semiconductor Corp.(c)	7,493,000	24,965,176
VIA Labs Inc.(c)	314,000	1,947,432
Via Technologies Inc.(c)	1,748,000	6,437,903
Visco Vision Inc.(c)	364,000	2,873,111
VisEra Technologies Co. Ltd.(c)	1,054,000	9,047,704
Visual Photonics Epitaxy Co. Ltd.(c)	1,721,000	7,542,145
Vivotek Inc.(c)	458,000	1,969,529
Voltronic Power Technology Corp.	574,493	30,107,827
Wafer Works Corp.(c)	5,252,839	6,355,205
Waffer Technology Corp.(c)	1,429,000	3,872,844
Wah Lee Industrial Corp.(c)	2,665,580	10,254,296
Walsin Lihwa Corp.(c)	26,264,570	30,053,295
Walsin Technology Corp.(c)	2,669,597	9,494,257
Wan Hai Lines Ltd.(c)	5,833,620	14,352,643
Win Semiconductors Corp.(c)	2,680,427	11,740,423
Winbond Electronics Corp.(c)	27,643,087	21,472,843
WinWay Technology Co. Ltd.(c)	228,000	6,046,043
Wisdom Marine Lines Co. Ltd.(c)	4,968,000	11,919,031
Wistron Corp.(c)	23,578,004	82,132,903
Wistron NeWeb Corp.(c)	3,048,565	14,741,319
Wiwynn Corp.(c)	860,000	65,819,643
Wowprime Corp.(c)	766,361	5,552,008
WPG Holdings Ltd.	13,591,200	36,257,284
WT Microelectronics Co. Ltd.(c)	5,398,206	19,187,156
XinTec Inc.(c)	1,708,000	6,771,105

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
XPEC Entertainment Inc.(d)	31,000	$—
Xxentria Technology Materials Corp.(c)	2,553,500	5,869,171
Yageo Corp.(c)	2,969,824	60,965,178
Yang Ming Marine Transport Corp.(c)	15,467,677	34,140,239
Yankey Engineering Co. Ltd.(c)	219,000	2,712,893
YFY Inc.(c)	10,547,000	9,775,520
Yieh Phui Enterprise Co. Ltd.(c)	11,518,077	5,655,110
Yuanta Financial Holding Co. Ltd.	87,881,291	86,120,920
Yulon Finance Corp.(c)	2,264,002	10,411,571
Yulon Motor Co. Ltd.(c)	5,461,276	11,938,150
Yungshin Construction & Development Co. Ltd.	509,000	3,205,408
YungShin Global Holding Corp.(c)	3,650,650	6,284,118
Zhen Ding Technology Holding Ltd.(c)	5,320,950	20,137,981
ZillTek Technology Corp.(c)	161,000	2,119,208
Zyxel Group Corp.(c)	1,751,000	2,251,132
		14,515,436,672
Thailand — 1.6%
Advanced Info Service PCL, NVDR	10,864,100	60,006,997
Airports of Thailand PCL, NVDR(c)	38,505,100	68,160,966
Amata Corp. PCL, NVDR(c)	13,308,630	8,341,363
AP Thailand PCL, NVDR(c)	29,406,290	7,369,947
Asset World Corp. PCL, NVDR(c)	72,650,400	7,520,768
B Grimm Power PCL, NVDR(c)	9,409,700	6,390,700
Bangchak Corp. PCL, NVDR	10,443,800	10,900,150
Bangkok Airways PCL, NVDR	15,695,300	8,560,257
Bangkok Chain Hospital PCL, NVDR(c)	16,389,150	8,419,542
Bangkok Commercial Asset Management
PCL, NVDR	17,580,500	4,100,909
Bangkok Dusit Medical Services PCL, NVDR	95,508,000	70,154,743
Bangkok Expressway & Metro PCL, NVDR(c)	69,419,885	14,847,893
Bangkok Land PCL, NVDR(a)(c)	128,932,767	1,997,599
Banpu PCL, NVDR(c)	69,427,200	10,210,582
BCPG PCL, NVDR	18,263,025	3,306,727
Betagro PCL, NVS	7,446,300	5,041,658
BTS Group Holdings PCL, NVDR(c)	76,755,600	10,047,076
Bumrungrad Hospital PCL, NVDR	5,385,900	35,457,887
Carabao Group PCL, NVDR(c)	3,527,900	6,756,039
Central Pattana PCL, NVDR(c)	18,215,700	28,417,871
Central Plaza Hotel PCL, NVDR(c)	5,560,300	6,215,086
Central Retail Corp. PCL, NVDR	17,703,817	14,738,735
CH Karnchang PCL, NVDR(c)	14,856,400	8,995,007
Charoen Pokphand Foods PCL, NVDR(a)	31,323,900	19,415,192
Chularat Hospital PCL, NVDR	87,950,600	7,028,398
CK Power PCL, NVDR	30,214,400	3,275,034
Com7 PCL, NVDR(c)	10,466,800	5,055,965
CP ALL PCL, NVDR	52,345,100	81,941,694
CP Axtra PCL, NVDR(c)	14,680,600	11,490,565
Delta Electronics Thailand PCL, NVDR(c)	28,222,400	56,992,453
Dohome PCL, NVDR(c)	9,289,804	2,962,074
Dynasty Ceramic PCL, NVDR(c)	79,452,320	4,319,235
Eastern Polymer Group PCL, NVDR(c)	15,702,700	2,869,435
Electricity Generating PCL, NVDR(c)	2,256,700	6,392,544
Energy Absolute PCL, NVDR(c)	15,757,900	9,874,965
GFPT PCL, NVDR(c)	10,255,700	3,747,579
Global Power Synergy PCL, NVDR(c)	6,634,000	8,521,671
Gulf Energy Development PCL, NVDR(c)	28,495,844	31,444,506
Gunkul Engineering PCL, NVDR(c)	53,727,841	3,655,249
Hana Microelectronics PCL, NVDR(c)	5,796,800	6,437,616
Home Product Center PCL, NVDR(c)	58,247,775	14,755,338
Indorama Ventures PCL, NVDR	13,376,400	8,420,281
Intouch Holdings PCL, NVDR	8,403,525	15,409,240
IRPC PCL, NVDR(c)	106,709,100	5,520,617
Security	Shares	Value

Thailand (continued)
Jasmine International PCL, NVDR(c)	57,114,000	$5,325,018
Jasmine Technology Solution PCL(a)	1,057,100	2,119,085
Jaymart Group Holdings PCL, NVDR(a)(c)	7,242,600	2,477,736
JMT Network Services PCL, NVDR(c)	6,456,100	2,717,762
Kasikornbank PCL, NVDR	4,636,500	16,535,437
KCE Electronics PCL, NVDR(c)	7,019,300	7,946,290
Khon Kaen Sugar Industry PCL, NVDR(c)	17,902,086	1,012,132
Kiatnakin Phatra Bank PCL, NVDR(c)	4,603,400	6,389,678
Krung Thai Bank PCL, NVDR(c)	28,717,600	13,442,653
Krungthai Card PCL, NVDR(c)	8,242,300	10,288,205
Land & Houses PCL, NVDR(c)	63,396,800	11,376,171
Major Cineplex Group PCL, NVDR(c)	2,376,400	833,684
MBK PCL, NVDR(c)	11,934,800	5,630,395
Mega Lifesciences PCL, NVDR(c)	5,041,000	5,499,499
Minor International PCL, NVDR	31,433,060	26,325,632
Muangthai Capital PCL, NVDR(c)	7,514,800	9,140,290
Ngern Tid Lor PCL, NVDR(c)	12,068,104	6,549,783
Origin Property PCL, NVDR(c)	17,620,800	2,663,598
Osotspa PCL, NVDR(c)	13,036,500	8,104,001
Plan B Media PCL, NVDR(c)	30,253,488	6,790,782
Prima Marine PCL, NVDR(c)	20,268,600	4,466,595
PSG Corp. PCL, NVS(a)	90,427,100	1,579,193
PTG Energy PCL, NVDR(c)	12,347,400	2,945,447
PTT Exploration & Production PCL, NVDR(c)	11,754,201	49,426,360
PTT Global Chemical PCL, NVDR(c)	19,346,100	18,330,100
PTT Oil & Retail Business PCL, NVDR(c)	24,823,800	12,241,441
PTT PCL, NVDR	90,194,600	80,460,484
Quality Houses PCL, NVDR(c)	110,750,417	6,150,059
Ratch Group PCL, NVDR	8,177,400	6,343,688
Ratchthani Leasing PCL, NVDR(c)	39,728,947	2,663,791
Regional Container Lines PCL, NVDR(c)	5,680,600	4,593,016
RS PCL, NVDR	7,506,960	2,452,277
Sansiri PCL, NVDR(c)	139,617,400	6,050,735
Sappe PCL(c)	1,716,200	4,856,242
SCB X PCL, NVDR	7,325,600	21,152,703
SCG Packaging PCL, NVDR	11,233,000	10,200,810
Siam Cement PCL (The), NVDR	6,695,000	43,020,178
Siamgas & Petrochemicals PCL, NVDR(c)	10,112,500	1,965,327
Sino-Thai Engineering & Construction PCL, NVDR(c)	13,631,328	3,507,760
SISB PCL(c)	3,557,500	3,538,235
Sri Trang Agro-Industry PCL, NVDR	10,373,360	6,668,310
Sri Trang Gloves Thailand PCL, NVDR(c)	10,887,200	3,317,963
Srisawad Corp. PCL, NVDR(c)	7,655,943	8,684,121
Supalai PCL, NVDR(c)	16,134,000	8,123,959
Thai Oil PCL, NVDR	9,471,100	13,371,780
Thai Union Group PCL, NVDR(c)	25,904,500	10,503,873
Thai Vegetable Oil PCL, NVDR(c)	8,121,110	5,075,464
Thanachart Capital PCL, NVDR	4,786,000	6,406,918
Thonburi Healthcare Group PCL, NVDR(c)	3,708,800	3,881,294
Tisco Financial Group PCL, NVDR(c)	3,483,200	9,261,687
TMBThanachart Bank PCL, NVDR(c)	134,764,900	6,196,724
TPI Polene PCL, NVDR	80,091,000	2,960,689
True Corp. PCL, NVDR(a)	95,875,956	22,585,285
TTW PCL, NVDR(c)	27,610,200	6,832,800
WHA Corp. PCL, NVDR	97,793,200	14,525,589
		1,280,996,881
Turkey — 1.1%
Agrotech Yueksek Teknoloji VE Yatirim
AS, NVS(a)	1,787,361	1,023,386
Ahlatci Dogal Gaz Dagitim Enerji VE
Yatirim AS(a)	3,442,528	1,557,635

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Akbank TAS	28,354,769	$58,123,869
Akcansa Cimento A/S	132,294	585,040
Akfen Yenilenebilir Enerji A/S, NVS(a)	3,064,920	2,568,110
Aksa Akrilik Kimya Sanayii AS	1,697,204	6,241,415
Alarko Holding A/S	2,177,496	8,115,794
Alfa Solar Enerji Sanayi VE Ticaret A/S, NVS	815,118	1,913,639
Anadolu Anonim Turk Sigorta Sirketi(a)	1,763,582	6,277,544
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,218,555	13,660,141
Aselsan Elektronik Sanayi Ve Ticaret A/S	13,276,975	24,165,613
Baticim Bati Anadolu Cimento Sanayii A/S(a)	592,836	2,503,510
BIM Birlesik Magazalar A/S	4,194,249	62,477,854
Bosch Fren Sistemleri Sanayi ve Ticaret
A/S, NVS	44,896	1,246,985
Can2 Termik AS(a)	3,377,395	1,746,174
Cimsa Cimento Sanayi VE Ticaret AS	3,355,246	3,225,793
Coca-Cola Icecek A/S	476,168	11,240,753
CW Enerji Muhendislik Ticaret VE Sanayi
A/S, NVS(a)	278,760	2,033,616
Dogan Sirketler Grubu Holding AS	16,475,922	7,245,198
Dogus Otomotiv Servis ve Ticaret AS	551,604	5,186,814
EGE Endustri VE Ticaret AS(c)	10,768	4,300,751
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(a)	30,951,883	8,495,757
Enerjisa Enerji AS(b)	4,332,161	8,130,909
Enerya Enerji A/S, NVS(a)	368,309	2,026,524
Eregli Demir ve Celik Fabrikalari TAS	12,518,951	18,625,015
Europower Enerji VE Otomasyon Teknolojileri
Sanayi Ticaret A/S, NVS(a)	594,693	2,196,193
Ford Otomotiv Sanayi AS	692,409	23,430,016
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	1,329,866	2,480,350
Gubre Fabrikalari TAS(a)	617,673	2,919,370
Haci Omer Sabanci Holding AS	8,872,299	26,900,564
Hektas Ticaret TAS(a)	10,356,132	4,705,519
Is Gayrimenkul Yatirim Ortakligi AS(a)	6,507,060	3,360,228
Is Yatirim Menkul Degerler AS	4,828,347	5,825,798
Izdemir Enerji Elektrik Uretim A/S, NVS(a)	13,112	9,571
Kaleseramik Canakkale Kalebodur Seramik
Sanayi A/S, NVS(a)	979,299	1,521,073
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S, Class A	695,710	539,758
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S, Class D	9,116,112	8,226,872
Kayseri Seker Fabrikasi A/S, NVS	327,352	284,855
KOC Holding AS	7,040,538	52,044,910
Kocaer Celik Sanayi Ve Ticaret A/S	987,476	1,642,563
Kontrolmatik Enerji Ve Muhendislik AS, NVS	816,979	5,146,804
Konya Cimento Sanayii A/S(a)	6,827	1,907,271
Koza Altin Isletmeleri AS	9,391,131	6,085,259
Koza Anadolu Metal Madencilik
Isletmeleri AS(a)	2,631,254	4,059,397
Kustur Kusadasi Tur. End. A/S, NVS	7,261	1,872,527
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	4,327,284	12,818,051
MIA Teknoloji A/S, NVS(a)	2,225,595	3,442,348
Migros Ticaret AS	1,000,854	14,775,478
MLP Saglik Hizmetleri AS(a)(b)	1,179,098	9,888,861
Nuh Cimento Sanayi AS	441,803	3,520,220
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	11,233,412	3,032,925
Otokar Otomotiv Ve Savunma Sanayi AS	230,252	4,355,197
Oyak Cimento Fabrikalari AS(a)	3,741,204	7,041,624
Pegasus Hava Tasimaciligi AS(a)	2,309,830	14,508,278
Petkim Petrokimya Holding AS(a)	12,751,528	8,064,864
Reeder Teknoloji Sanayi VE Ticaret AS(a)	2,047,369	2,331,808
Security	Shares	Value

Turkey (continued)
Sasa Polyester Sanayi AS(a)	11,420,178	$15,586,864
SDT Uzay VE Savunma Teknolojileri A/S, NVS	126,523	1,169,101
Smart Gunes Enerjisi Teknolojileri ArGE Uretim
Sanayi ve Ticaret AS, NVS(a)	1,527,708	2,379,988
Sok Marketler Ticaret AS	3,606,572	6,571,536
TAB Gida Sanayi Ve Ticaret A/S, NVS(a)	563,879	3,149,844
TAV Havalimanlari Holding AS(a)(c)	2,400,314	17,929,774
Tekfen Holding AS(a)	2,899,292	4,737,192
Tofas Turk Otomobil Fabrikasi AS	1,105,905	10,598,692
Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,207,255	1,784,849
Turk Hava Yollari AO(a)	5,031,449	47,272,425
Turkcell Iletisim Hizmetleri AS	11,510,000	35,576,672
Turkiye Is Bankasi AS, Class C	79,600,064	39,796,018
Turkiye Petrol Rafinerileri AS	8,795,127	48,229,118
Turkiye Sigorta A/S	2,129,956	5,016,988
Turkiye Sinai Kalkinma Bankasi AS(a)	16,975,371	5,821,196
Turkiye Sise ve Cam Fabrikalari AS	12,698,017	19,609,639
Ulker Biskuvi Sanayi AS(a)	2,247,598	9,520,986
Vestel Elektronik Sanayi ve Ticaret AS(a)(c)	1,280,252	3,325,459
Yapi ve Kredi Bankasi A/S	30,939,239	31,032,134
YEO Teknoloji Enerji VE Endustri A/S, NVS(a)	311,805	1,768,846
Zorlu Enerji Elektrik Uretim AS(a)	20,463,285	3,568,965
		816,102,677
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	27,572,252	58,596,378
Abu Dhabi Islamic Bank PJSC	13,614,186	41,587,010
Abu Dhabi National Oil Co. for
Distribution PJSC	29,458,910	26,010,147
Agility Global PLC	28,808,178	9,882,333
Agthia Group PJSC	3,547,386	5,432,343
Air Arabia PJSC	25,263,877	15,926,997
Ajman Bank PJSC(a)	12,305,475	5,910,045
AL Yah Satellite Communications
Co-PJSC-Yah Sat	13,184,704	7,897,074
Aldar Properties PJSC	36,562,960	54,749,127
Amanat Holdings PJSC	25,230,853	7,075,259
Americana Restaurants International PLC	22,649,292	19,998,294
Aramex PJSC(a)	6,461,845	4,749,998
Dana Gas PJSC	45,490,708	7,629,157
Dubai Financial Market PJSC	16,324,625	5,733,319
Dubai Investments PJSC	22,876,214	13,328,187
Dubai Islamic Bank PJSC	26,763,694	40,221,503
Emaar Properties PJSC	60,839,549	126,878,465
Emirates Central Cooling Systems Corp.	18,381,251	7,656,665
Emirates NBD Bank PJSC	17,678,313	74,841,826
Emirates Telecommunications Group Co. PJSC	31,735,983	139,107,642
First Abu Dhabi Bank PJSC	40,056,460	126,503,842
Gulf Navigation Holding PJSC(a)	4,022,397	7,654,825
Multiply Group PJSC(a)	36,025,638	18,537,307
National Central Cooling Co. PJSC	2,872,434	2,415,048
Phoenix Group PLC(a)	6,461,785	3,272,191
RAK Properties PJSC	8,339,281	2,588,252
Taaleem Holdings PJSC, NVS	3,311,815	3,417,263
		837,600,497

Total Common Stocks — 97.8%
(Cost: $64,037,548,622)		75,998,360,610

Preferred Stocks

Brazil — 1.2%
Alpargatas SA, Preference Shares, NVS	2,348,086	4,324,209

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Azul SA, Preference Shares, NVS	2,687,944	$4,847,708
Banco ABC Brasil SA, Preference Shares, NVS	1,959,427	8,056,529
Banco Bradesco SA, Preference Shares, NVS	46,822,331	112,978,524
Banco do Estado do Rio Grande do Sul SA,
Class B, Preference Shares, NVS	2,884,353	5,981,947
Banco Pan SA, Preference Shares, NVS	3,667,382	6,376,659
Bradespar SA, Preference Shares, NVS	1,946,741	7,118,290
Centrais Eletricas Brasileiras SA, Class B,
Preference Shares, NVS	2,334,159	17,394,283
Cia. de Saneamento do Parana, Preference
Shares, NVS	1,793,854	1,909,700
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	16,221,098	30,737,574
Cia. Ferro Ligas da Bahia - FERBASA,
Preference Shares, NVS	2,097,848	3,176,197
Cia. Paranaense de Energia - Copel,
Preference Shares, NVS	7,492,812	12,956,776
Gerdau SA, Preference Shares, NVS	12,177,549	41,999,544
Itau Unibanco Holding SA, Preference
Shares, NVS	42,951,706	253,821,523
Itausa SA, Preference Shares, NVS	48,308,183	89,515,820
Marcopolo SA, Preference Shares, NVS	8,712,211	10,817,882
Metalurgica Gerdau SA, Preference
Shares, NVS	6,006,009	12,250,158
Petroleo Brasileiro SA, Preference
Shares, NVS	42,275,708	312,303,551
Randon SA Implementos e Participacoes,
Preference Shares, NVS	2,959,588	5,365,800
Unipar Carbocloro SA, Class B, Preference
Shares, NVS	602,791	5,741,033
Usinas Siderurgicas de Minas Gerais SA
Usiminas, Class A, Preference Shares, NVS	5,442,585	7,846,344
		955,520,051
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference
Shares, NVS	4,807,792	14,825,959
Sociedad Quimica y Minera de Chile SA,
Class B, Preference Shares	1,298,612	60,830,397
		75,656,356
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	4,148,344	36,594,319

Russia — 0.0%
Surgutneftegas PJSC, Preference
Shares, NVS(a)(d)	58,972,077	6,522

South Korea — 0.5%
Hyundai Motor Co.
Preference Shares, NVS	205,860	22,890,780
Series 2, Preference Shares, NVS	320,316	35,637,528
LG Chem Ltd., Preference Shares, NVS	73,170	12,620,121
Samsung Electronics Co. Ltd., Preference
Shares, NVS	7,380,780	322,031,255
		393,179,684

Total Preferred Stocks — 1.9%
(Cost: $1,307,138,046)		1,460,956,932
Security	Shares	Value

Rights

Brazil — 0.0%
Oncoclinicas do Brasil Servicos Medicos SA,
(Expires 07/11/24)(a)	517,460	$2,956

China — 0.0%
Kangmei Pharmaceutical Co. Ltd.,
(Expires 12/31/49)(d)	535,426	1

South Korea — 0.0%
HLB Life Science Co. Ltd., (Expires 06/24/24,
Strike Price KRW 6,650.00)(a)(c)	86,041	86,131

Total Rights — 0.0%
(Cost: $—)		89,088

Total Long-Term Investments — 99.7%
(Cost: $65,344,686,668)		77,459,406,630

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(g)(h)(i)	3,433,915,496	3,434,945,671
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28%(g)(h)	33,850,000	33,850,000

Total Short-Term Securities — 4.5%
(Cost: $3,467,710,593)		3,468,795,671

Total Investments — 104.2%
(Cost: $68,812,397,261)		80,928,202,301

Liabilities in Excess of Other Assets — (4.2)%		(3,258,866,787)

Net Assets — 100.0%		$77,669,335,514

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $11,052,630, representing less than 0.05% of its net assets as of period end, and an original cost of $6,224,140.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,362,199,335	$72,834,316	(a)	$—		$29,329	$(117,309)	$3,434,945,671	3,433,915,496	$57,457,073	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	74,110,000	—		(40,260,000	)(a)	—	—	33,850,000	33,850,000	11,569,212		—
						$29,329	$(117,309)	$3,468,795,671		$69,026,285		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2,549	06/21/24	$134,651	$2,511,525

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,653,963,767	$64,321,746,210	$22,650,633	$75,998,360,610

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Preferred Stocks	$1,067,770,726	$393,179,684	$6,522	$1,460,956,932
Rights	89,087	—	1	89,088
Short-Term Securities
Money Market Funds	3,468,795,671	—	—	3,468,795,671
	$16,190,619,251	$64,714,925,894	$22,657,156	$80,928,202,301
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,511,525	$—	$—	$2,511,525

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVS	Non-Voting Shares
CPO	Certificates of Participation (Ordinary)	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
NVDR	Non-Voting Depositary Receipt